UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 85.0% of Net Assets

Non-Convertible Bonds – 75.1%

	ABS Car Loan – 0.0%
$5,917,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$6,328,314

	ABS Home Equity – 0.1%
18,362,687	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.691%, 4/25/2035(b)	18,440,086

	ABS Other – 0.1%
33,369,292	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(c)	32,868,752

	Aerospace & Defense – 0.5%
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,489,090
13,664,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	13,732,320
5,200,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	5,392,254
23,763,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	20,110,746
25,480,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	23,901,183
6,995,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	6,225,550
550,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	564,663
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	42,888,041

		114,303,847

	Airlines – 1.9%
22,705,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	22,347,192
5,260,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	5,115,350
22,300,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	21,575,250
8,400,000	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	8,421,000
14,273,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	14,561,885
4,945,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	5,093,350
32,200,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	33,649,000
917,503	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	940,440
488,674	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	513,401
4,362,182	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	4,634,819

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$1,609,035	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	$1,669,373
2,342,804	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	2,679,465
2,237,390	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	2,539,438
2,044,485	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	2,159,487
2,693,109	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	2,908,558
1,482,263	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,582,316
15,222,243	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	16,630,301
24,683,862	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	25,947,675
20,421,122	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	23,280,080
24,472,521	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	28,021,036
5,615,249	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	5,867,936
2,481,101	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	2,797,441
3,517,423	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	3,957,101
24,396,962	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	24,701,924
1,727,604	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	1,855,101
17,454,707	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	18,894,720
22,660,744	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	24,020,389
960,241	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	1,089,873
19,447,150	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	21,197,394
16,778,468	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	18,917,722
20,078,514	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	21,885,581
10,352,715	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	11,543,277
7,173,510	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	7,568,053
7,424,431	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	7,535,797
9,727,000	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	9,896,152
16,271,000	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	16,254,241

		422,252,118

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – 1.2%
$3,172,000	Cummins, Inc., 6.750%, 2/15/2027	$3,699,171
12,977,000	Ford Motor Co., 6.375%, 2/01/2029	14,277,347
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	3,017,697
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,697,611
64,950,000	Ford Motor Co., 6.625%, 10/01/2028	72,920,014
2,720,000	Ford Motor Co., 7.125%, 11/15/2025	3,172,336
46,387,000	Ford Motor Co., 7.400%, 11/01/2046	55,460,251
65,430,000	Ford Motor Co., 7.450%, 7/16/2031	80,130,027
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,871,091
8,755,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	9,422,569
6,041,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,041,000
3,700,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	4,245,750

		255,954,864

	Banking – 12.3%
6,000,000	ABN Amro Bank NV, (fixed rate to 3/10/2016, variable rate thereafter), 4.310%, (EUR)(d)	8,208,798
100,540,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	128,553,259
50,810,000	Ally Financial, Inc., 7.500%, 9/15/2020	59,193,650
42,006,000	Ally Financial, Inc., 8.000%, 12/31/2018	49,567,080
40,627,000	Ally Financial, Inc., 8.000%, 11/01/2031	48,600,049
62,225,000	Ally Financial, Inc., 8.300%, 2/12/2015	66,891,875
33,073,000	Associates Corp. of North America, 6.950%, 11/01/2018	39,350,553
99,300,000	Banco Santander Brasil S.A./Cayman Islands, 8.000%, 3/18/2016, 144A, (BRL)	38,932,924
1,400,000	Bank of America Corp., 5.490%, 3/15/2019	1,549,835
1,065,000	Bank of America Corp., 5.650%, 5/01/2018	1,212,256
7,290,000	Bank of America Corp., 6.000%, 9/01/2017	8,323,664
4,887,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	7,279,038
33,133,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	41,095,754
1,670,000	Barclays Bank PLC, (fixed rate to 12/15/2017, variable rate thereafter), 6.000%, (GBP)(d)	2,592,597

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
87,880,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	$84,729,860
16,060,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, (EUR)(d)	18,779,672
27,100,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(d)	46,873,235
30,900,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, (EUR)(d)	43,996,929
23,400,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(d)	33,929,699
35,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, (GBP)(d)	61,019,684
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(d)	22,921,500
31,050,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 144A(d)	31,709,812
13,150,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, (GBP)(d)	22,577,089
12,230,000	Citigroup, Inc., 3.375%, 3/01/2023	11,624,798
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	7,778,286
5,900,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	5,230,435
36,155,000	Citigroup, Inc., 5.875%, 2/22/2033	37,160,760
13,210,000	Citigroup, Inc., 6.000%, 10/31/2033	13,926,405
24,080,000	Citigroup, Inc., 6.125%, 5/15/2018	27,867,519
8,805,000	Citigroup, Inc., 6.125%, 8/25/2036	9,387,627
39,930,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	33,580,523
4,900,000	Citigroup, Inc., EMTN, 1.500%, 11/30/2017, (EUR)(b)	6,629,365
20,760,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	20,873,163
900,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	963,826
61,880,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	68,844,285
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,520,804
33,280,000	HBOS PLC, 6.000%, 11/01/2033, 144A	32,077,594
65,355,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	73,924,805
12,345,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	11,820,338
184,800,000	Intesa Sanpaolo SpA, 3.875%, 1/15/2019	183,731,117
69,375,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	53,777,973

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
327,370,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	$26,326,789
266,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	20,748,874
83,493,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	94,909,833
34,800,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 144A(d)	33,234,000
4,745,000	Lloyds Banking Group PLC, (fixed rate to 5/21/2037, variable rate thereafter), 6.657%, 144A(d)	4,578,925
4,825,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	5,363,306
9,600,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	10,562,150
36,435,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	39,294,091
1,600,000	Merrill Lynch & Co., Inc., EMTN, 0.827%, 9/14/2018, (EUR)(b)	2,067,951
1,970,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	2,271,225
3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	3,752,910
124,805,000	Morgan Stanley, 2.125%, 4/25/2018	123,728,557
6,270,000	Morgan Stanley, 3.800%, 4/29/2016	6,632,594
53,595,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	47,347,675
82,135,000	Morgan Stanley, 4.875%, 11/01/2022	84,078,396
152,340,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	131,933,043
149,700,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	146,781,511
1,400,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	2,550,441
117,500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	111,677,489
69,315,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	67,079,661
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	17,337,045
19,400,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	18,148,882
9,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	10,912,186
11,700,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	13,690,100
18,000,000	Morgan Stanley, Series F, MTN, 0.696%, 10/18/2016(b)	17,851,752
7,795,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	8,905,943
3,800,000	RBS Capital Trust A, 2.393%, (EUR)(b)(d)	4,736,258

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
2,819,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, (EUR)(d)	$3,451,506
11,860,000	RBS Capital Trust I, 2.112%, (b)(d)	11,089,100
6,633,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%, (d)	6,135,525
3,060,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%, (d)	2,968,200
1,385,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(d)	1,572,352
22,591,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(d)	26,261,269
34,220,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	34,463,646
32,250,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	32,959,532
15,425,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%, (d)	15,039,375
1,300,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	1,868,686
11,450,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	17,878,245
3,200,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	4,402,238
950,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	1,022,523
2,269,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	2,404,496
1,800,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,849,124
3,070,000	Societe Generale S.A., (fixed rate to 1/26/2015, variable rate thereafter), 4.196%, (EUR)(d)	4,223,397
6,000,000	Societe Generale S.A., (fixed rate to 12/19/2017, variable rate thereafter), 6.999%, (EUR)(d)	8,961,994
2,800,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	3,077,917

		2,707,739,147

	Brokerage – 0.9%
19,787,000	Jefferies Group LLC, 5.125%, 4/13/2018	21,394,694
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	51,857,862
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	28,438,550
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	23,304,284
58,180,000	Jefferies Group LLC, 6.875%, 4/15/2021	66,268,765

		191,264,155

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – 0.8%
$4,805,000	Masco Corp., 4.800%, 6/15/2015	$5,009,212
3,285,000	Masco Corp., 5.850%, 3/15/2017	3,605,288
19,873,000	Masco Corp., 6.125%, 10/03/2016	22,257,760
15,272,000	Masco Corp., 6.500%, 8/15/2032	15,004,740
23,972,000	Masco Corp., 7.125%, 3/15/2020	27,364,254
9,733,000	Masco Corp., 7.750%, 8/01/2029	10,688,128
9,900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	3,472,396
3,725,000	Owens Corning, Inc., 6.500%, 12/01/2016	4,133,592
51,180,000	Owens Corning, Inc., 7.000%, 12/01/2036	54,868,031
17,605,000	USG Corp., 9.750%, 1/15/2018	20,817,912

		167,221,313

	Chemicals – 0.3%
23,289,000	Hercules, Inc., 6.500%, 6/30/2029	20,261,430
2,915,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	3,027,956
2,610,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,603,475
6,795,000	Methanex Corp., 5.250%, 3/01/2022	7,193,819
31,054,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	27,638,060
3,386,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	3,318,280
11,305,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	10,852,800

		74,895,820

	Commercial Mortgage-Backed Securities – 0.1%
11,090,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.804%, 8/10/2045(b)	11,267,928

	Construction Machinery – 0.2%
1,975,000	Joy Global, Inc., 6.625%, 11/15/2036	2,065,558
27,030,000	Toro Co., 6.625%, 5/01/2037(c)	27,446,370
5,825,000	United Rentals North America, Inc., 7.625%, 4/15/2022	6,473,031

		35,984,959

	Consumer Cyclical Services – 0.1%
5,525,000	ServiceMaster Co. (The), 7.000%, 8/15/2020	5,476,656

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Cyclical Services – continued
$1,000,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	$975,000
8,164,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	6,898,580

		13,350,236

	Consumer Products – 0.0%
2,043,000	Visant Corp., 10.000%, 10/01/2017	1,981,710

	Electric – 1.8%
3,075,000	AES Corp., 4.875%, 5/15/2023	2,875,125
1,048,841	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	1,117,015
64,252,865	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	67,972,463
83,612,339	Bruce Mansfield Unit, 6.850%, 6/01/2034	87,563,022
3,297,866	CE Generation LLC, 7.416%, 12/15/2018	3,252,520
65,185,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	66,325,738
22,441,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	24,062,362
250,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	368,859
3,700,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	7,122,655
8,663,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	10,192,920
11,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	11,125,966
800,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	829,216
2,250,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	3,465,634
153,754,401	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250% (12.250% PIK), 12/01/2018, 144A(e)	106,859,309
1,175,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	1,198,585
141,075	Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	144,210

		394,475,599

	Financial Other – 0.2%
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	50,746,804

	Food & Beverage – 0.2%
36,595,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	39,248,138
6,400,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	6,539,417

		45,787,555

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Guaranteed – 0.4%
92,365,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	$82,041,977

	Government Owned – No Guarantee – 0.4%
34,515,000	DP World Ltd., 6.850%, 7/02/2037, 144A	33,910,988
691,350,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	55,671,569

		89,582,557

	Healthcare – 2.2%
15,410,000	Boston Scientific Corp., 6.000%, 1/15/2020	17,691,158
7,230,000	Boston Scientific Corp., 6.400%, 6/15/2016	8,063,337
4,895,000	HCA Holdings, Inc., 6.250%, 2/15/2021	5,121,394
12,860,000	HCA, Inc., 5.875%, 3/15/2022	13,277,950
162,835,000	HCA, Inc., 5.875%, 5/01/2023	160,799,562
27,204,000	HCA, Inc., 7.050%, 12/01/2027	26,795,940
27,148,000	HCA, Inc., 7.500%, 12/15/2023	29,319,840
26,465,000	HCA, Inc., 7.500%, 11/06/2033	26,465,000
70,501,000	HCA, Inc., 7.690%, 6/15/2025	73,673,545
44,984,000	HCA, Inc., 8.360%, 4/15/2024	49,482,400
21,924,000	HCA, Inc., MTN, 7.580%, 9/15/2025	22,746,150
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	12,383,770
34,198,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	29,752,260

		475,572,306

	Home Construction – 0.4%
7,385,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	7,385,000
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	14,972,455
1,650,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	1,782,000
2,835,000	KB Home, 8.000%, 3/15/2020	3,132,675
65,355,000	Pulte Group, Inc., 6.000%, 2/15/2035	55,388,362
17,240,000	Pulte Group, Inc., 6.375%, 5/15/2033	15,602,200

		98,262,692

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – 0.2%
$1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	$2,192,200
11,134,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	7,654,625
1,775,000	EQT Corp., 8.125%, 6/01/2019	2,153,384
7,470,000	Halcon Resources Corp., 9.250%, 2/15/2022, 144A	7,600,725
9,825,000	QEP Resources, Inc., 6.875%, 3/01/2021	10,537,312
5,560,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	5,643,400

		35,781,646

	Industrial Other – 0.1%
4,205,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	4,141,925
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,262,053

		15,403,978

	Life Insurance – 2.0%
7,600,000	American International Group, Inc., 4.125%, 2/15/2024	7,555,943
13,017,000	American International Group, Inc., 6.250%, 3/15/2087	13,017,000
99,895,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	120,872,950
8,400,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	14,924,517
3,245,000	American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016	3,615,414
21,465,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	24,621,428
7,075,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	7,907,869
4,145,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	3,950,285
97,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(d)	95,726,575
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(d)	2,079,254
13,250,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	19,462,783
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	16,544,265
2,030,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,608,550
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	15,008,125
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	65,250,463
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	12,889,368

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – continued
$5,670,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	$6,318,880
10,000,000	Tiers Trust, (Step to 8.125% on 9/15/2017), Zero Coupon, 3/15/2046, 144A(c)(f)	7,625,000

		439,978,669

	Local Authorities – 2.3%
112,585,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	144,699,549
1,400,000	City of Madrid, Spain, 4.550%, 6/16/2036, (EUR)	1,430,386
12,250,000	City of Rome, Italy, EMTN, 5.345%, 1/27/2048, (EUR)	15,335,609
142,855,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	139,634,995
95,840,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	91,553,007
1,507,000	Ontario Hydro, Zero Coupon, 11/27/2020, (CAD)	1,148,370
7,804,215	Province of Alberta, 5.930%, 9/16/2016, (CAD)	7,900,680
1,490,000	Province of Ontario, 5.000%, 3/08/2014, (CAD)	1,412,193
75,000,000	Province of Ontario Canada, GMTN, 6.250%, 6/16/2015, (NZD)	63,561,010
38,490,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	35,318,752

		501,994,551

	Media Cable – 0.3%
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,132,675
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	38,888,489
4,345,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	3,291,620
535,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	462,800
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	14,249,227

		60,024,811

	Media Non-Cable – 0.4%
136,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	8,434,500
3,610,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	3,646,100
26,090,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	28,046,750
8,890,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	9,867,900
42,100,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	48,204,500

		98,199,750

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Metals & Mining – 0.9%
$13,492,000		Alcoa, Inc., 5.870%, 2/23/2022	$13,925,876
11,795,000		Alcoa, Inc., 5.900%, 2/01/2027	11,557,071
2,050,000		Alcoa, Inc., 5.950%, 2/01/2037	1,894,255
6,490,000		Alcoa, Inc., 6.750%, 1/15/2028	6,811,320
35,180,000		ArcelorMittal, 7.250%, 3/01/2041	33,596,900
3,635,000		ArcelorMittal, 7.500%, 10/15/2039	3,571,388
3,950,000		Barrick Gold Corp., 5.800%, 11/15/2034	3,342,063
23,735,000		Barrick North America Finance LLC, 5.750%, 5/01/2043	21,342,607
18,375,000		Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	11,208,750
6,500,000		Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	6,630,000
11,965,000		Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	11,343,575
9,625,000		United States Steel Corp., 6.650%, 6/01/2037	8,277,500
8,015,000		United States Steel Corp., 6.875%, 4/01/2021	8,435,788
23,520,000		United States Steel Corp., 7.000%, 2/01/2018	25,578,000
37,725,000		United States Steel Corp., 7.500%, 3/15/2022	40,082,812

			207,597,905

		Mortgage Related – 0.0%
95,661		FHLMC, 5.000%, 12/01/2031	103,114

		Non-Captive Consumer – 2.9%
3,100,000		AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	2,604,000
13,845,000		SLM Corp., 4.875%, 6/17/2019	13,795,892
27,345,000		SLM Corp., 5.500%, 1/25/2023	25,830,415
150,125	(††)	SLM Corp., 6.000%, 12/15/2043	2,769,556
9,995,000		SLM Corp., MTN, 4.625%, 9/25/2017	10,375,030
11,528,000		SLM Corp., MTN, 5.500%, 1/15/2019	11,963,205
8,000,000		SLM Corp., MTN, 7.250%, 1/25/2022	8,460,000
2,030,000		SLM Corp., MTN, 8.000%, 3/25/2020	2,298,975
5,285,000		SLM Corp., Series A, MTN, 0.538%, 1/27/2014(b)	5,278,653

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Consumer – continued
$23,623,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	$23,144,729
49,494,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	41,018,152
94,998,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	110,672,670
194,610,000	Springleaf Finance Corp., 7.750%, 10/01/2021	210,178,800
77,845,000	Springleaf Finance Corp., 8.250%, 10/01/2023	84,267,212
4,690,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	4,971,400
935,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,000,450
78,860,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	86,193,980

		644,823,119

	Non-Captive Diversified – 3.6%
4,145,000	Aircastle Ltd., 7.625%, 4/15/2020	4,652,762
71,260,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	77,490,476
64,245,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	51,103,220
89,985,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	77,097,407
45,800,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	38,438,194
84,065,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	71,347,534
22,590,000	General Electric Capital Corp., Series A, MTN, 0.544%, 5/13/2024(b)	21,055,348
266,643,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	226,842,801
455,000	International Lease Finance Corp., 3.875%, 4/15/2018	456,138
435,000	International Lease Finance Corp., 4.625%, 4/15/2021	415,425
14,785,000	International Lease Finance Corp., 5.875%, 4/01/2019	15,746,025
35,950,000	International Lease Finance Corp., 5.875%, 8/15/2022	35,860,125
11,070,000	International Lease Finance Corp., 6.250%, 5/15/2019	11,983,275
17,700,000	International Lease Finance Corp., 8.250%, 12/15/2020	20,709,000
1,292,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	1,314,610
6,070,000	iStar Financial, Inc., 3.875%, 7/01/2016	6,206,575
18,205,000	iStar Financial, Inc., 4.875%, 7/01/2018	18,136,731
33,955,000	iStar Financial, Inc., 5.850%, 3/15/2017	36,374,294

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – continued
$4,865,000	iStar Financial, Inc., 6.050%, 4/15/2015	$5,114,331
29,130,000	iStar Financial, Inc., 7.125%, 2/15/2018	32,115,825
29,955,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	31,452,750

		783,912,846

	Oil Field Services – 0.2%
15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023, 144A	14,879,130
23,050,000	Rowan Cos., Inc., 7.875%, 8/01/2019	27,683,880
10,342,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	9,100,960

		51,663,970

	Packaging – 0.1%
10,351,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	11,049,693
1,100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.000%, 4/15/2019	1,179,750

		12,229,443

	Paper – 1.1%
29,283,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	35,297,084
470,000	Georgia-Pacific LLC, 7.700%, 6/15/2015	514,613
88,057,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	111,499,887
12,590,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	17,488,026
9,625,000	International Paper Co., 8.700%, 6/15/2038	13,255,906
8,214,000	Westvaco Corp., 7.950%, 2/15/2031	9,530,507
34,428,000	Westvaco Corp., 8.200%, 1/15/2030	40,795,114
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,760,874
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	17,173,998

		250,316,009

	Pharmaceuticals – 0.4%
79,480,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	83,752,050

	Pipelines – 1.4%
9,050,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	9,217,841

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pipelines – continued
$1,000,000	El Paso Corp., GMTN, 7. 800%, 8/01/2031	$1,014,767
7,325,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	8,147,341
7,500,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	9,168,750
31,400,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	33,068,376
49,664,208	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	50,744,405
86,095,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	77,915,975
1,585,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	1,355,175
4,130,000	NiSource Finance Corp., 6.125%, 3/01/2022	4,579,187
52,880,000	NiSource Finance Corp., 6.400%, 3/15/2018	60,855,309
1,235,000	NiSource Finance Corp., 6.800%, 1/15/2019	1,437,283
26,020,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	29,256,680
8,550,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	7,075,125
5,572,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	5,363,050

		299,199,264

	Property & Casualty Insurance – 0.4%
22,060,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	24,133,508
16,825,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	18,369,064
2,000,000	Liberty Mutual Group, Inc., (fixed rate to 3/15/2017, variable rate thereafter), 7.000%, 3/07/2067, 144A	2,060,000
13,975,000	MBIA Insurance Corp., 11.504%, 1/15/2033, 144A(b)(g)	10,551,125
12,080,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	13,093,294
6,575,000	XLIT Ltd., 6.250%, 5/15/2027	7,364,842
2,110,000	XLIT Ltd., 6.375%, 11/15/2024	2,418,427

		77,990,260

	Railroads – 0.7%
128,700,000	Hellenic Railways Organization S.A., EMTN, 0.560%, 5/24/2016, (EUR)(b)(c)	139,871,482
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	6,553,800
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	58,236

		146,483,518

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Real Estate Operations/Development – 0.0%
$7,750,000	First Industrial LP, 5.950%, 5/15/2017	$8,415,438

	REITs – Regional Malls – 0.0%
2,000	Simon Property Group LP, 5.750%, 12/01/2015	2,166

	Retailers – 0.6%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,773,600
1,740,000	Dillard’s, Inc., 7.130%, 8/01/2018	1,970,550
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	7,612,920
1,000,000	Dillard’s, Inc., 7.750%, 5/15/2027	1,060,000
14,269,000	Foot Locker, Inc., 8.500%, 1/15/2022(h)	15,745,150
3,420,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	2,804,400
39,478,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	29,411,110
3,920,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,802,800
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	15,748,147
698,000	Macy’s Retail Holdings, Inc., 7.875%, 7/15/2015	769,094
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,610,973
39,965,000	Toys R Us, Inc., 7.375%, 10/15/2018	29,574,100

		121,882,844

	Sovereigns – 1.5%
10,000,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	864,996
25,000,000,000	Indonesia Treasury Bond, 10.250%, 7/15/2027, (IDR)	2,248,357
88,974,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	8,024,475
498,832,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	44,390,720
317,658,000,000	Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	29,348,780
253,010,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	93,836,495
97,345,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	39,920,012
10,025,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	4,408,578
8,742,110,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	51,494,042
2,331,740,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	13,829,630

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Sovereigns – continued
5,523,835,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	$35,317,623

		323,683,708

	Supermarkets – 0.7%
2,590,000	American Stores Co., 7.900%, 5/01/2017	3,030,300
13,145,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	17,482,850
103,430,000	New Albertson’s, Inc., 7.450%, 8/01/2029	84,812,600
23,020,000	New Albertson’s, Inc., 7.750%, 6/15/2026	18,646,200
18,220,000	New Albertson’s, Inc., 8.000%, 5/01/2031	15,031,500
6,350,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,492,750
20,303,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	14,618,160
3,585,000	SUPERVALU, Inc., 6.750%, 6/01/2021	3,540,187

		162,654,547

	Supranational – 1.8%
11,505,000	European Bank for Reconstruction & Development, 6.250%, 2/05/2016, (BRL)	4,554,698
348,600,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	27,567,185
8,660,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	3,661,481
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	17,702,897
71,230,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	66,334,482
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	158,485,312
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	39,864,065
40,000,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	31,721,701
109,670,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	42,515,283

		392,407,104

	Technology – 1.8%
136,514,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	120,814,890
5,166,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	4,520,250
3,105,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	3,225,319
36,000,000	Alcatel-Lucent USA, Inc., 8.875%, 1/01/2020, 144A	40,140,000
57,898,000	Amkor Technology, Inc., 6.375%, 10/01/2022	59,490,195

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$2,630,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	$2,979,898
5,645,000	Corning, Inc., 7.250%, 8/15/2036	6,503,712
15,578,000	Equifax, Inc., 7.000%, 7/01/2037	17,752,486
20,000,000	First Data Corp., 10.625%, 6/15/2021, 144A	21,675,000
13,360,000	First Data Corp., 11.250%, 1/15/2021, 144A	14,746,100
87,705,000	First Data Corp., 11.750%, 8/15/2021, 144A	92,528,775
2,080,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	2,121,600
929,000	Motorola Solutions, Inc., 6.000%, 11/15/2017	1,050,169
4,385,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	4,343,114
3,542,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	4,272,775
7,000,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019	7,350,000
40,000	Xerox Corp., 6.350%, 5/15/2018	45,715
615,000	Xerox Corp., MTN, 7.200%, 4/01/2016	689,817

		404,249,815

	Transportation Services – 0.4%
20,994,000	APL Ltd., 8.000%, 1/15/2024(c)	19,734,360
12,273,369	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015(h)	12,488,153
6,552,024	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(g)(h)(i)	8,583,152
6,955,996	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020(h)	7,095,116
6,193,603	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(h)	6,232,623
15,689,997	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(g)(h)(i)	20,553,896
4,072,367	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(h)	4,316,710
201,720	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(g)(h)(i)	278,373
2,675,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	3,165,657

		82,448,040

	Treasuries – 22.6%
414,485,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	388,135,109
445,239,000	Canadian Government, 1.250%, 2/01/2016, (CAD)	420,132,089

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
254,495,000		Canadian Government, 1.250%, 9/01/2018, (CAD)	$232,082,190
499,325,000		Canadian Government, 2.250%, 8/01/2014, (CAD)	473,353,989
597,515,000		Canadian Government, 2.500%, 6/01/2015, (CAD)	573,968,775
157,595,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	154,188,663
201,175,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	196,091,887
16,807,500	(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	129,575,121
31,895,700	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	271,711,349
36,200,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	31,973,933
1,316,210,000		Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	233,900,541
2,107,745,000		Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	364,053,672
34,565,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, 144A, (EUR)	41,954,290
2,030,000		Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, 144A, (EUR)	2,024,546
9,000,000		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, 144A, (EUR)	11,772,135
59,185,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, 144A, (EUR)	75,030,540
15,000,000		Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	11,975,443
384,695,000		U.S. Treasury Bond, 2.750%, 11/15/2042	304,149,484
430,980,000		U.S. Treasury Bond, 2.875%, 5/15/2043	349,295,930
258,500,000		U.S. Treasury Note, 0.125%, 12/31/2014	258,419,348
439,435,000		U.S. Treasury Note, 0.250%, 9/30/2015	439,040,387

			4,962,829,421

		Wireless – 0.6%
281,500,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	19,868,124
29,160,000		NII Capital Corp., 10.000%, 8/15/2016	15,454,800
41,804,000		Sprint Capital Corp., 6.875%, 11/15/2028	39,400,270
38,286,000		Sprint Capital Corp., 6.900%, 5/01/2019	41,827,455
8,390,000		Sprint Capital Corp., 8.750%, 3/15/2032	8,998,275
11,346,000		Sprint Corp., 7.250%, 9/15/2021, 144A	12,182,768

			137,731,692

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – 4.0%
$4,197,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(f)	$3,892,718
5,790,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	6,344,935
3,695,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	4,323,594
31,176,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	32,803,403
107,425,000	CenturyLink, Inc., 6.450%, 6/15/2021	111,722,000
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	10,124,600
7,255,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	6,456,950
1,000,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	892,500
27,075,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	39,392,491
8,735,000	Embarq Corp., 7.995%, 6/01/2036	8,843,663
11,505,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	12,195,300
3,075,000	Frontier Communications Corp., 7.875%, 1/15/2027	2,952,000
730,000	Frontier Communications Corp., 9.000%, 8/15/2031	717,225
1,600,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	2,859,150
2,750,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	3,948,195
38,760,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	41,085,600
10,655,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	11,933,600
3,545,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	3,965,969
950,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	1,352,656
24,010,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	31,709,320
43,231,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	62,297,820
1,000,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,441,430
30,015,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	32,566,275
64,147,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	58,854,873
15,925,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	16,721,250
40,420,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	38,702,150
38,025,000	Qwest Corp., 6.875%, 9/15/2033	36,504,000

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$1,505,000	Qwest Corp., 7.200%, 11/10/2026	$1,516,288
10,620,000	Qwest Corp., 7.250%, 9/15/2025	11,309,928
62,599,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	54,226,384
32,061,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	29,015,205
10,500,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	11,434,827
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	6,827,615
7,950,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	7,839,392
1,850,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	1,965,364
2,100,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	2,215,800
36,465,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	40,196,828
5,845,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	9,743,093
3,900,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	6,397,872
17,000,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	30,033,053
45,415,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	46,140,101
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	27,679,825
2,905,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,409,503
3,130,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	3,082,665

		877,637,410

	Total Non-Convertible Bonds (Identified Cost $15,713,480,211)	16,473,719,827

Convertible Bonds – 8.8%

	Airlines – 0.0%
6,445,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	7,488,381

	Automotive – 1.6%
182,545,000	Ford Motor Co., 4.250%, 11/15/2016	336,795,525

	Chemicals – 0.0%
5,934,000	RPM International, Inc., 2.250%, 12/15/2020	6,568,196

	Construction Machinery – 0.2%
4,743,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(f)	4,538,458

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Construction Machinery – continued
$12,335,000	Navistar International Corp., 3.000%, 10/15/2014	$12,612,538
24,037,000	Trinity Industries, Inc., 3.875%, 6/01/2036	31,653,724

		48,804,720

	Healthcare – 0.5%
25,815,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(f)	26,363,569
2,510,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,728,056
2,144,000	Omnicare, Inc., 3.250%, 12/15/2035	2,291,400
29,850,000	Omnicare, Inc., 3.750%, 12/15/2025	68,580,375

		99,963,400

	Home Construction – 0.4%
7,245,000	KB Home, 1.375%, 2/01/2019	7,195,191
47,320,000	Lennar Corp., 3.250%, 11/15/2021, 144A	85,057,700

		92,252,891

	Independent Energy – 0.6%
27,750,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	25,876,875
75,524,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	76,656,860
21,431,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	22,408,790

		124,942,525

	Life Insurance – 0.4%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	90,688,031

	Metals & Mining – 0.2%
1,255,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,476,978
33,215,000	United States Steel Corp., 2.750%, 4/01/2019	43,968,356

		45,445,334

	Non-Captive Diversified – 0.0%
880,000	Jefferies Group LLC, 3.875%, 11/01/2029	931,150

	Packaging – 0.2%
44,380,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	46,238,413

	Pharmaceuticals – 0.0%
2,042,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	2,163,244

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Pharmaceuticals – continued
$2,844,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	$3,041,302

		5,204,546

	REITs – Mortgage – 0.1%
16,140,000	iStar Financial, Inc., 3.000%, 11/15/2016	22,031,100

	REITs – Warehouse/Industrials – 0.2%
28,230,000	ProLogis LP, 3.250%, 3/15/2015	31,511,738

	Technology – 3.7%
49,754,000	Ciena Corp., 0.875%, 6/15/2017	50,873,465
14,150,000	Ciena Corp., 3.750%, 10/15/2018, 144A	20,384,844
8,680,000	Ciena Corp., 4.000%, 3/15/2015, 144A	11,262,300
2,469,000	Intel Corp., 2.950%, 12/15/2035	2,765,280
318,925,000	Intel Corp., 3.250%, 8/01/2039	433,538,672
1,605,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	1,952,081
7,497,923	Liberty Media LLC, 3.500%, 1/15/2031	3,964,527
38,945,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032	90,084,653
18,250,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032	41,552,969
148,460,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	146,140,312

		802,519,103

	Utility Other – 0.0%
1,000,000	CMS Energy Corp., 5.500%, 6/15/2029	1,975,000

	Wirelines – 0.7%
4,785,200	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(c)(f)(h)(j)	645,002
64,473,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	87,844,462
48,975,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	66,728,438
1,350,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	1,886,909

		157,104,811

	Total Convertible Bonds (Identified Cost $1,340,291,972)	1,920,464,864

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Municipals – 1.1%

	District of Columbia – 0.0%
$5,610,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047	$6,054,592

	Illinois – 0.5%
2,440,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	2,257,781
69,245,000	State of Illinois, 5.100%, 6/01/2033	64,324,450
38,330,000	State of Illinois, Series B, 5.520%, 4/01/2038	34,496,617

		101,078,848

	Michigan – 0.1%
20,410,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	15,940,822

	Ohio – 0.0%
8,200,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	6,076,364

	Virginia – 0.5%
174,035,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	117,463,183

	Total Municipals (Identified Cost $300,831,345)	246,613,809

	Total Bonds and Notes (Identified Cost $17,354,603,528)	18,640,798,500

Senior Loans – 1.8%

	Automotive – 0.2%
43,372,250	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(b)	43,914,403

	Chemicals – 0.2%
2,030,000	Allnex USA, Inc., 2nd Lien Term Loan, 8.250%, 4/03/2020(b)	2,079,491
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/18/2020(b)	48,596,762

		50,676,253

	Consumer Products – 0.1%
14,564,321	Visant Corp., Term Loan B, 5.250%, 12/22/2016(b)	14,333,768

	Diversified Manufacturing – 0.0%
9,683,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/18/2020(b)	9,852,453

	Electric – 0.0%
6,935,533	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, 3.730%, 10/10/2014(k)	4,901,688

	Food & Beverage – 0.1%
16,600,395	DS Waters of America, Inc., New Term Loan, 5.250%, 8/31/2020(b)	16,828,650

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Healthcare – 0.2%
$38,969,175	Apria Healthcare Group, Inc., Term Loan, 6.750%, 4/05/2020(b)	$39,050,231

	Media Cable – 0.1%
16,074,225	CSC Holdings, Inc., New Term Loan B, 2.669%, 4/17/2020(b)	15,903,517

	Media Non-Cable – 0.0%
14,390,722	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	10,718,929

	Metals & Mining – 0.1%
17,301,000	Essar Steel Algoma, Inc., ABL Term Loan, 9.250%, 9/19/2014(b)	17,387,505

	Non-Captive Diversified – 0.5%
113,835,940	Istar Financial, Inc., Add on Term Loan A2, 7.000%, 3/17/2017(b)	117,535,608

	Oil Field Services – 0.2%
32,735,473	Frac Tech International LLC, Term Loan B, 8.500%, 5/06/2016(b)	32,824,186

	Other Utility – 0.0%
4,525,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	4,434,500

	Retailers – 0.0%
5,000,000	Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(b)	4,804,700

	Wirelines – 0.1%
6,531,272	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	6,545,968
2,283,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	2,344,070
4,030,000	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	4,056,880

		12,946,918

	Total Senior Loans (Identified Cost $389,523,962)	396,113,309

Shares

Common Stocks – 7.6%

	Automobiles – 1.3%
7,165,814	General Motors Co.(g)	292,866,818

	Biotechnology – 0.5%
1,608,798	Vertex Pharmaceuticals, Inc.(g)	119,533,691

	Chemicals – 0.6%
750,000	PPG Industries, Inc.	142,245,000

	Containers & Packaging – 0.1%
645,508	Owens-Illinois, Inc.(g)	23,096,276

Shares	Description	Value (†)

Common Stocks – continued

	Containers & Packaging – continued
3,805	Rock-Tenn Co., Class A	$399,563

		23,495,839

	Diversified Telecommunication Services – 0.2%
269,619	FairPoint Communications, Inc.(g)	3,049,391
403,884	Hawaiian Telcom Holdco, Inc.(g)	11,862,073
2,629,337	Telefonica S.A., Sponsored ADR	42,963,367

		57,874,831

	Electronic Equipment, Instruments & Components – 0.1%
630,490	Corning, Inc.	11,235,332

	Oil, Gas & Consumable Fuels – 0.5%
1,026,979	Chesapeake Energy Corp.	27,872,210
850,302	Repsol YPF S.A., Sponsored ADR	21,504,138
750,000	Royal Dutch Shell PLC, ADR	53,452,500

		102,828,848

	Pharmaceuticals – 2.0%
3,372,358	Bristol-Myers Squibb Co.	179,240,828
2,148,265	Valeant Pharmaceuticals International, Inc.(g)	252,206,311

		431,447,139

	Semiconductors & Semiconductor Equipment – 2.2%
18,411,567	Intel Corp.	477,964,279

	Trading Companies & Distributors – 0.1%
203,019	United Rentals, Inc.(g)	15,825,331

	Total Common Stocks (Identified Cost $998,813,555)	1,675,317,108

Preferred Stocks – 2.3%

Convertible Preferred Stocks – 1.6%

	Banking – 0.1%
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	13,793,715

	Electric – 0.1%
409,305	AES Trust III, 6.750%	20,538,925

	Independent Energy – 0.3%
95,351	Chesapeake Energy Corp., 4.500%	8,742,733
228,788	Chesapeake Energy Corp., 5.000%	22,306,830
12,470	Chesapeake Energy Corp., Series A, 5.750%, 144A	14,449,613
91,888	SandRidge Energy, Inc., 7.000%	9,108,398
144,600	SandRidge Energy, Inc., 8.500%	15,083,587

		69,691,161

Shares	Description	Value (†)

Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Metals & Mining – 0.3%
1,242,530	ArcelorMittal, 6.000%	$32,305,780
1,046,910	Cliffs Natural Resources, Inc., 7.000%	24,037,054

		56,342,834

	Non-Captive Diversified – 0.1%
25,823	Bank of America Corp., Series L, 7.250%	27,398,203

	Pipelines – 0.1%
325,710	El Paso Energy Capital Trust I, 4.750%	18,282,102

	REITs – Diversified – 0.1%
561,271	Weyerhaeuser Co., Series A, 6.375%	31,453,627

	REITs – Healthcare – 0.0%
172,150	Health Care REIT, Inc., Series I, 6.500%	8,824,409

	REITs – Hotels – 0.0%
46,107	FelCor Lodging Trust, Inc., Series A, 1.950%	1,118,095

	REITs – Mortgage – 0.2%
679,716	iStar Financial, Inc., Series J, 4.500%	42,142,392

	Technology – 0.3%
62,989	Lucent Technologies Capital Trust I, 7.750%	63,303,945

	Wirelines – 0.0%
1,119	Cincinnati Bell, Inc., 6.750%	50,769

	Total Convertible Preferred Stocks (Identified Cost $301,835,429)	352,940,177

Non-Convertible Preferred Stocks – 0.7%

	Banking – 0.4%
65,854	Ally Financial, Inc., Series G, 7.000%, 144A	62,896,747
53,000	Bank of America Corp., 6.375%	1,232,250
534,725	Countrywide Capital IV, 6.750%	13,309,305

		77,438,302

	Electric – 0.0%
2,925	Connecticut Light & Power Co., 1.900%	131,442
100	Entergy Arkansas, Inc., 4.320%	9,072

Shares	Description	Value (†)

Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Electric – continued
5,000	Entergy Mississippi, Inc., 4.360%	$436,250
665	Entergy New Orleans, Inc., 4.360%	57,855
200	Entergy New Orleans, Inc., 4.750%	18,231
50,100	Southern California Edison Co., 4.780%	1,107,711

		1,760,561

	Government Sponsored – 0.2%
38,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(f)	39,365,625

	Home Construction – 0.0%
41,783	Hovnanian Enterprises, Inc., 7.625%(g)	587,051

	Non-Captive Consumer – 0.0%
149,767	SLM Corp., Series A, 6.970%	6,859,329

	Non-Captive Diversified – 0.0%
58,400	iStar Financial, Inc., Series E, 7.875%	1,364,808
58,575	iStar Financial, Inc., Series F, 7.800%	1,331,410
15,550	iStar Financial, Inc., Series G, 7.650%	355,162

		3,051,380

	REITs – Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,643,244

	REITs – Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	9,160,180

	Total Non-Convertible Preferred Stocks (Identified Cost $91,856,549)	140,865,672

	Total Preferred Stocks (Identified Cost $393,691,978)	493,805,849

Closed-End Investment Companies – 0.0%
680,008	NexPoint Credit Strategies Fund (Identified Cost $9,807,936)	6,405,675

Principal Amount (‡)

Short-Term Investments – 2.0%
$669,738	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2013 at 0.000% to be repurchased at $669,738 on 1/02/2014 collateralized by $750,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $684,353 including accrued interest(l)	669,738

Principal Amount (‡)	Description	Value (†)
$438,279,730	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $438,279,730 on 1/02/2014 collateralized by $6,870,000 Federal Farm Credit Bank, 4.875% due 1/17/2017 valued at $7,835,530; $20,000,000 Federal Home Loan Bank, 0.750% due 12/19/2016 valued at $19,950,000; $43,000,000 Federal Home Loan Mortgage Corp., 0.875% due 10/14/2016 valued at $43,215,000; $89,420,000 U.S. Treasury Note, 1.500% due 7/31/2016 valued at $92,027,845; $150,000,000 U.S. Treasury Note, 1.000% due 8/31/2016 valued at $151,907,700; $100,000,000 U.S. Treasury Note, 0.875% due 12/31/2016 valued at $100,646,100; $29,000,000 U.S. Treasury Note, 0.625% due 8/15/2016 valued at $29,072,500; $2,210,000 U.S. Treasury Note, 3.125% due 1/31/2017 valued at $2,391,845, including accrued interest(l)	$438,279,730

	Total Short-Term Investments (Identified Cost $438,949,468)	438,949,468

	Total Investments – 98.7% (Identified Cost $19,585,390,427)(a)	21,651,389,909
	Other assets less liabilities – 1.3%	285,468,667

	Net Assets – 100.0%	$21,936,858,576

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2013, the net unrealized appreciation on investments based on a cost of $19,651,219,226 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,733,494,415
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(733,323,732)

Net unrealized appreciation	$2,000,170,683

(b)	Variable rate security. Rate as of December 31, 2013 is disclosed.
(c)	Illiquid security. At December 31, 2013, the value of these securities amounted to $487,159,882 or 2.2% of net assets.
(d)	Perpetual bond with no specified maturity date.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended December 31, 2013, the issuer paid out 100% of the interest payments in-kind.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Non-income producing security.
(h)	Fair valued by the Fund’s investment adviser. At December 31, 2013, the value of this security amounted to $ 75,938,175 or 0.3% of net assets.
(i)	Maturity has been extended under the terms of a plan of reorganization.
(j)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(k)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at December 31, 2013.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of Rule 144A holdings amounted to $2,865,812,659 or 13.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$32,868,752	(a)	$32,868,752
Airlines	—	63,059,470	359,192,648	(a)	422,252,118
Life Insurance	—	432,353,669	7,625,000	(a)	439,978,669
Non-Captive Consumer	2,769,556	642,053,563	—		644,823,119
Retailers	—	106,137,694	15,745,150	(b)	121,882,844
Transportation Services	—	22,900,017	59,548,023	(b)	82,448,040
All Other Non-Convertible Bonds*	—	14,729,466,285	—		14,729,466,285

Total Non-Convertible Bonds	2,769,556	15,995,970,698	474,979,573		16,473,719,827

Convertible Bonds
Wirelines	—	156,459,809	645,002	(b)	157,104,811
All Other Convertible Bonds*	—	1,763,360,053	—		1,763,360,053

Total Convertible Bonds	—	1,919,819,862	645,002		1,920,464,864

Municipals*	—	246,613,809	—		246,613,809

Total Bonds and Notes	2,769,556	18,162,404,369	475,624,575		18,640,798,500

Senior Loans*	—	396,113,309	—		396,113,309
Common Stocks*	1,675,317,108	—	—		1,675,317,108
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	54,607,574	15,083,587	—		69,691,161
REITs – Mortgage	—	42,142,392	—		42,142,392
Wirelines	—	50,769	—		50,769
All Other Convertible Preferred Stocks*	241,055,855	—	—		241,055,855

Total Convertible Preferred Stocks	295,663,429	57,276,748	—		352,940,177

Non-Convertible Preferred Stocks
Electric	1,107,711	652,850	—		1,760,561
Government Sponsored	—	39,365,625	—		39,365,625
REITs – Office Property	—	2,643,244	—		2,643,244
All Other Non-Convertible Preferred Stocks*	97,096,242	—	—		97,096,242

Total Non-Convertible Preferred Stocks	98,203,953	42,661,719	—		140,865,672

Total Preferred Stocks	393,867,382	99,938,467	—		493,805,849

Closed End Investment Companies	6,405,675	—	—		6,405,675
Short-Term Investments	—	438,949,468	—		438,949,468

Total	$2,078,359,721	$19,097,405,613	$475,624,575		$21,651,389,909

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s investment adviser.

A preferred stock valued at $37,642,672 was transferred from Level 1 to Level 2 during the period ended December 31, 2013. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or December 31, 2013.

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2013
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$815	$(12,507)	$32,936,153	$(55,709)	$—	$—	$32,868,752	$(12,507)
Airlines	349,096,577	76,634	157,600	7,505,004	—	(8,713,948)	11,070,781	—	359,192,648	5,460,023
Life Insurance	7,625,000	—	—	—	—	—	—	—	7,625,000	—
Retailers	15,667,254	16,494	—	61,402	—	—	—	—	15,745,150	61,402
Transportation Services	62,142,116	—	458,921	(537,054)	—	(2,515,960)	—	—	59,548,023	34,779
Convertible Bonds
Wirelines	547,121	—	—	97,881	—	—	—	—	645,002	97,881

Total	$435,078,068	$93,128	$617,336	$7,114,726	$32,936,153	$(11,285,617)	$11,070,781	$—	$475,624,575	$5,641,578

Debt securities valued at $11,070,781 were transferred from Level 2 to Level 3 during the period ended December 31, 2013. At December 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2013 (Unaudited)

Treasuries	22.6%
Banking	12.8
Technology	5.8
Wirelines	4.8
Non-Captive Diversified	4.2
Automotive	3.0
Non-Captive Consumer	2.9
Healthcare	2.9
Life Insurance	2.4
Pharmaceuticals	2.4
Local Authorities	2.3
Semiconductors & Semiconductor Equipment	2.2
Other Investments, less than 2% each	28.4
Short-Term Investments	2.0

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

Currency Exposure Summary at December 31, 2013 (Unaudited)

United States Dollar	66.4%
Canadian Dollar	12.0
New Zealand Dollar	4.6
Euro	3.6
Australian Dollar	3.3
Norwegian Krone	2.8
Other, less than 2% each	6.0

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 86.4% of Net Assets

Non-Convertible Bonds – 76.6%

	ABS Home Equity – 0.1%
$731,918	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.691%, 4/25/2035(b)	$735,003

	ABS Other – 0.0%
482,159	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	486,801

	Aerospace & Defense – 1.0%
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	175,875
600,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	622,183
900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	761,674
1,700,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,594,663
245,000	Textron, Inc., 5.600%, 12/01/2017	271,331
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,386,633
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,493,406

		12,305,765

	Airlines – 1.8%
5,550,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	5,462,537
785,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	763,412
1,200,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	1,161,000
400,000	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	401,000
800,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	816,192
255,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	262,650
1,745,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,823,525
38,197	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	39,152
30,175	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	31,872
70,802	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	75,582
261,064	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	272,812
1,028,245	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	1,041,098
237,913	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	268,842

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$927,486	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	$983,135
1,449,796	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	1,634,645
970,069	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	1,057,376
517,492	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	577,004
1,195,585	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	1,261,342
2,471,488	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	2,508,561
538,000	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	547,356
900,000	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	899,073

		21,888,166

	Automotive – 1.9%
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,705,316
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,190,436
165,000	Ford Motor Co., 6.625%, 2/15/2028	179,555
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,749,063
690,000	Ford Motor Co., 7.125%, 11/15/2025	804,747
3,510,000	Ford Motor Co., 7.400%, 11/01/2046	4,196,553
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	6,068,230
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,948,067
600,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	668,345
645,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	694,257
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	375,000

		22,579,569

	Banking – 13.1%
2,275,000	Ally Financial, Inc., 7.500%, 9/15/2020	2,650,375
1,460,000	Ally Financial, Inc., 8.000%, 12/31/2018	1,722,800
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,370,902
5,195,000	Ally Financial, Inc., 8.300%, 2/12/2015	5,584,625
1,710,000	Associates Corp. of North America, 6.950%, 11/01/2018	2,034,573

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$1,900,000	Bank of America Corp., 5.490%, 3/15/2019	$2,103,347
1,060,000	Bank of America Corp., 5.650%, 5/01/2018	1,206,565
1,000,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	1,489,470
2,247,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,787,015
2,420,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,333,253
250,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, (EUR)(c)	292,336
1,300,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(c)	2,248,532
1,450,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, (EUR)(c)	2,064,581
2,150,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(c)	3,117,472
2,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, (GBP)(c)	5,007,179
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(c)	1,032,500
1,150,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 144A(c)	1,174,437
1,050,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, (GBP)(c)	1,802,733
3,830,000	Citigroup, Inc., 5.000%, 9/15/2014	3,939,098
300,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(d)	265,954
3,320,000	Citigroup, Inc., 5.875%, 2/22/2033	3,412,356
1,215,000	Citigroup, Inc., 6.000%, 10/31/2033	1,280,892
795,000	Citigroup, Inc., 6.125%, 8/25/2036	847,605
14,170,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	11,916,755
200,000	Citigroup, Inc., EMTN, 1.500%, 11/30/2017, (EUR)(b)	270,586
4,145,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	4,611,499
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,174,212
7,400,000	HBOS PLC, 6.000%, 11/01/2033, 144A	7,132,638
6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	6,899,875
3,605,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	2,794,517
1,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	80,419
18,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,404,059

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$1,700,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	$1,870,381
5,600,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	6,039,438
50,000	Merrill Lynch & Co., Inc., EMTN, 0.827%, 9/14/2018, (EUR)(b)	64,623
300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	312,742
200,000	Morgan Stanley, 0.724%, 10/15/2015(b)	199,578
6,485,000	Morgan Stanley, 2.125%, 4/25/2018	6,429,067
130,000	Morgan Stanley, 3.450%, 11/02/2015	135,318
3,775,000	Morgan Stanley, 3.750%, 2/25/2023	3,673,320
465,000	Morgan Stanley, 3.800%, 4/29/2016	491,891
2,780,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	2,455,948
4,149,000	Morgan Stanley, 5.500%, 7/24/2020	4,640,246
5,035,000	Morgan Stanley, 5.750%, 1/25/2021	5,695,914
4,900,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	4,804,472
50,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	91,087
200,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	224,514
4,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	3,896,832
8,800,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	8,516,209
1,600,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	1,496,815
300,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	341,006
900,000	Morgan Stanley, Series F, MTN, 0.696%, 10/18/2016(b)	892,588
300,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	527,983
185,000	RBS Capital Trust A, 2.393%, (EUR)(b)(c)	230,581
1,320,000	RBS Capital Trust I, 2.112%(b)(c)	1,234,200
185,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(c)	210,025
2,500,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(c)	2,906,165
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	1,933,670
2,300,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/29/2017, variable rate thereafter), 7.640%(c)	2,242,500

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	$71,873
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	1,014,922
150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	206,355
300,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	322,902
800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	847,773
700,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	719,104
150,000	Societe Generale S.A., (fixed rate to 1/26/2015, variable rate thereafter), 4.196%, 1/29/2049, (EUR)(c)	206,355
1,225,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 144A(c)	1,280,125
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,496,280

		158,775,962

	Brokerage – 1.1%
1,495,000	Jefferies Group LLC, 3.875%, 11/09/2015	1,559,752
1,245,000	Jefferies Group LLC, 5.125%, 4/13/2018	1,346,156
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,261,978
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	2,948,075
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,875,523
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,881,746

		13,873,230

	Building Materials – 0.9%
860,000	Masco Corp., 4.800%, 6/15/2015	896,550
240,000	Masco Corp., 5.850%, 3/15/2017	263,400
2,600,000	Masco Corp., 6.125%, 10/03/2016	2,912,000
800,000	Masco Corp., 6.500%, 8/15/2032	786,000
1,410,000	Masco Corp., 7.125%, 3/15/2020	1,609,528
815,000	Masco Corp., 7.750%, 8/01/2029	894,978
2,400,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	841,793
164,000	Owens Corning, Inc., 6.500%, 12/01/2016	181,989

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – continued
$2,050,000	Owens Corning, Inc., 7.000%, 12/01/2036	$2,197,723

		10,583,961

	Chemicals – 0.7%
275,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	285,656
395,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	394,012
620,000	Methanex Corp., 5.250%, 3/01/2022	656,390
1,565,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	1,675,896
5,240,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(d)	4,663,600
53,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(d)	51,940
905,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(d)	868,800

		8,596,294

	Commercial Mortgage-Backed Securities – 0.1%
93,772	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	97,143
530,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.804%, 8/10/2045(b)	538,503
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,099,978

		1,735,624

	Construction Machinery – 0.2%
965,000	Toro Co., 6.625%, 5/01/2037(d)	979,865
1,155,000	United Rentals North America, Inc., 7.625%, 4/15/2022	1,283,494

		2,263,359

	Consumer Products – 0.0%
260,000	Visant Corp., 10.000%, 10/01/2017	252,200

	Electric – 3.4%
1,970,000	AES Corp., 4.875%, 5/15/2023	1,841,950
2,637,743	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,790,442
3,705,557	Bruce Mansfield Unit, 6.850%, 6/01/2034	3,880,644
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,432,837
5,455,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	5,849,124
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	2,310,050

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$1,589,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	$1,869,624
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	3,644,713
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	103,652
750,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,155,211
4,032,145	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250% (12.250% PIK), 12/01/2018, 144A(e)	2,802,341
275,000	Enersis S.A., 7.375%, 1/15/2014	275,524
4,000,000	Enersis S.A., Cayman Islands, 7.400%, 12/01/2016	4,570,664
75,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	76,505
2,612,993	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(d)	2,755,775

		41,359,056

	Food & Beverage – 0.7%
1,995,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	2,139,638
3,274,000	Post Holdings, Inc., 6.750%, 12/01/2021, 144A	3,388,590
2,740,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	2,799,688

		8,327,916

	Government Owned – No Guarantee – 0.4%
2,400,000	DP World Ltd., 6.850%, 7/02/2037, 144A	2,358,000
29,200,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	2,351,356

		4,709,356

	Healthcare – 2.0%
425,000	Boston Scientific Corp., 5.125%, 1/12/2017	463,191
435,000	Boston Scientific Corp., 6.400%, 6/15/2016	485,138
610,000	HCA, Inc., 5.875%, 3/15/2022	629,825
4,960,000	HCA, Inc., 5.875%, 5/01/2023	4,898,000
410,000	HCA, Inc., 6.375%, 1/15/2015	430,500
3,545,000	HCA, Inc., 7.050%, 12/01/2027	3,491,825
820,000	HCA, Inc., 7.190%, 11/15/2015	893,800
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,593,000
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,440,000

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$2,660,000	HCA, Inc., 7.690%, 6/15/2025	$2,779,700
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,442,000
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,039,875
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	427,850
320,000	Owens & Minor, Inc., 6.350%, 4/15/2016	349,144
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,544,250

		24,908,098

	Home Construction – 0.7%
550,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	550,000
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	241,650
835,000	KB Home, 8.000%, 3/15/2020	922,675
1,700,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,785,000
3,920,000	Pulte Group, Inc., 6.000%, 2/15/2035	3,322,200
1,960,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,773,800

		8,595,325

	Independent Energy – 1.5%
3,230,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,598,430
1,915,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	2,198,552
100,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	111,750
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,124,350
676,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	464,750
2,015,000	Halcon Resources Corp., 8.875%, 5/15/2021	2,035,150
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	5,925,225
2,940,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	2,984,100

		18,442,307

	Industrial Other – 0.1%
1,150,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	1,247,750

	Life Insurance – 2.5%
160,000	American International Group, Inc., 4.125%, 2/15/2024	159,072

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – continued
$2,300,000	American International Group, Inc., 6.250%, 3/15/2087	$2,300,000
10,165,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	12,299,650
455,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	521,908
175,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	195,601
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(c)	3,616,750
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	293,778
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	4,792,322
2,270,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,916,950
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,644,625
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,298,324

		30,038,980

	Local Authorities – 3.7%
5,730,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	7,364,466
200,000	City of Madrid, Spain, 4.550%, 6/16/2036, (EUR)	204,341
1,630,000	City of Rome, Italy, EMTN, 5.345%, 1/27/2048, (EUR)	2,040,575
9,640,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	9,422,711
4,280,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	4,088,552
393,430	Province of Alberta, 5.930%, 9/16/2016, (CAD)	398,293
19,825,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	20,179,601
830,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	761,615

		44,460,154

	Media Cable – 0.6%
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	628,425
1,500,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	1,388,029
3,400,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	4,806,006

		6,822,460

	Media Non-Cable – 0.7%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,488,441

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Media Non-Cable – continued
$120,000		R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	$121,200
4,030,000		R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	4,332,250
295,000		R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	327,450
1,960,000		R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	2,244,200

			8,513,541

		Metals & Mining – 1.8%
1,400,000		Alcoa, Inc., 5.870%, 2/23/2022	1,445,021
400,000		Alcoa, Inc., 5.900%, 2/01/2027	391,931
855,000		ArcelorMittal, 6.000%, 3/01/2021	906,300
2,295,000		ArcelorMittal, 6.125%, 6/01/2018	2,518,763
6,630,000		ArcelorMittal, 7.250%, 3/01/2041	6,331,650
3,300,000		ArcelorMittal, 7.500%, 10/15/2039	3,242,250
6,945,000		Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	4,236,450
1,400,000		Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	1,428,000
1,760,000		United States Steel Corp., 7.500%, 3/15/2022	1,870,000

			22,370,365

		Non-Captive Consumer – 2.4%
300,000		AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	252,000
875,000		SLM Corp., 4.875%, 6/17/2019	871,896
4,668,000		SLM Corp., 5.500%, 1/25/2023	4,409,449
31,725	(††)	SLM Corp., 6.000%, 12/15/2043	585,274
722,000		SLM Corp., MTN, 3.875%, 9/10/2015	746,368
726,000		SLM Corp., MTN, 5.500%, 1/15/2019	753,408
35,000		SLM Corp., Series A, MTN, 0.538%, 1/27/2014(b)	34,958
200,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	209,250
145,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	142,064
5,185,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	4,297,069
5,973,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	6,958,545

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Consumer – continued
$3,770,000	Springleaf Finance Corp., 6.000%, 6/01/2020	$3,770,000
1,805,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,949,400
725,000	Springleaf Finance Corp., 8.250%, 10/01/2023	784,812
300,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	318,000
595,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	618,800
2,100,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	2,247,000
725,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	792,425

		29,740,718

	Non-Captive Diversified – 3.3%
1,630,000	General Electric Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	1,542,092
45,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	42,694
1,345,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	1,152,370
2,390,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	2,005,836
5,360,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	4,549,132
1,145,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	1,202,724
9,210,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	7,835,279
295,000	International Lease Finance Corp., 5.875%, 4/01/2019	314,175
3,045,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,037,387
6,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	6,581,600
4,905,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,677,537
635,000	International Lease Finance Corp., 8.250%, 12/15/2020	742,950
315,000	iStar Financial, Inc., 3.875%, 7/01/2016	322,088
945,000	iStar Financial, Inc., 4.875%, 7/01/2018	941,456
225,000	iStar Financial, Inc., 5.850%, 3/15/2017	241,031
15,000	iStar Financial, Inc., 6.050%, 4/15/2015	15,769
1,505,000	iStar Financial, Inc., 7.125%, 2/15/2018	1,659,263
1,525,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	1,601,250

		39,464,633

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – 0.1%
$775,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	$682,000

	Packaging – 0.5%
3,550,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/2016, 144A	3,621,000
2,000,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	2,310,000

		5,931,000

	Paper – 1.3%
2,015,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	2,428,837
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,571,138
6,043,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,651,792
350,000	Westvaco Corp., 7.950%, 2/15/2031	406,096
1,035,000	Westvaco Corp., 8.200%, 1/15/2030	1,226,413

		15,284,276

	Pharmaceuticals – 0.4%
4,165,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	4,388,869

	Pipelines – 0.7%
575,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	585,664
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	253,692
1,410,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	1,623,176
300,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	366,750
1,300,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,369,073
755,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	645,525
250,000	NiSource Finance Corp., 5.250%, 9/15/2017	276,043
1,785,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,007,040
2,000,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	1,655,000

		8,781,963

	Property & Casualty Insurance – 0.8%
3,565,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	3,900,089
1,630,000	MBIA Insurance Corp., 11.504%, 1/15/2033, 144A(b)(f)	1,230,650

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Property & Casualty Insurance – continued
$2,140,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	$2,319,507
1,430,000	XLIT Ltd., 6.250%, 5/15/2027	1,601,783
1,135,000	XLIT Ltd., 6.375%, 11/15/2024	1,300,908

		10,352,937

	Property Trust – 0.3%
2,960,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	3,519,455

	Railroads – 0.7%
7,100,000	Hellenic Railways Organization S.A., EMTN, 0.560%, 5/24/2016, (EUR)(b)(d)	7,716,298
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)	412,500

		8,128,798

	REITs – Apartments – 0.1%
1,495,000	Camden Property Trust, 5.700%, 5/15/2017	1,661,999

	REITs – Diversified – 0.0%
210,000	Duke Realty LP, 5.950%, 2/15/2017	233,683

	REITs – Office Property – 0.4%
3,485,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	3,837,668
475,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	554,333

		4,392,001

	REITs – Regional Malls – 0.0%
200,000	Simon Property Group LP, 5.875%, 3/01/2017	224,309
290,000	Simon Property Group LP, 6.100%, 5/01/2016	320,247

		544,556

	REITs – Single Tenant – 0.1%
185,000	Realty Income Corp., 5.750%, 1/15/2021	204,587
815,000	Realty Income Corp., 6.750%, 8/15/2019	954,119

		1,158,706

	REITs – Warehouse/Industrials – 0.0%
100,000	ProLogis LP, 5.625%, 11/15/2015	106,334
80,000	ProLogis LP, 5.750%, 4/01/2016	87,727

		194,061

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Restaurants – 0.1%
$1,000,000	Darden Restaurants, Inc., 3.350%, 11/01/2022	$860,315

	Retailers – 0.9%
5,005,000	Best Buy Co., Inc., 5.000%, 8/01/2018	5,242,737
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,086,500
1,100,000	Foot Locker, Inc., 8.500%, 1/15/2022(g)	1,213,797
849,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	632,505
3,505,000	Toys R Us, Inc., 7.375%, 10/15/2018	2,593,700

		10,769,239

	Sovereigns – 1.4%
1,787,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	161,168
33,387,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	2,971,086
10,150,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	3,764,438
14,635,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	6,001,637
359,880,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	2,119,817
107,395,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	636,963
176,460,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	1,128,229

		16,783,338

	Supermarkets – 1.0%
90,000	American Stores Co., 7.900%, 5/01/2017	105,300
25,000	American Stores Co., 8.000%, 6/01/2026	34,750
7,240,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,936,800
1,720,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,393,200
3,165,000	New Albertson’s, Inc., 8.000%, 5/01/2031	2,611,125
455,000	New Albertson’s, Inc., 8.700%, 5/01/2030	393,575
2,020,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,454,400

		11,929,150

	Supranational – 2.7%
7,000,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	553,558
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	16,830,110

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supranational – continued
17,000,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	$13,481,722
5,580,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	2,163,174

		33,028,564

	Technology – 1.7%
1,670,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,477,950
80,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	70,000
3,580,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	3,718,725
2,950,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,031,125
1,645,000	Avnet, Inc., 6.000%, 9/01/2015	1,769,239
130,000	Avnet, Inc., 6.625%, 9/15/2016	145,669
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,353,740
2,000,000	First Data Corp., 10.625%, 6/15/2021, 144A	2,167,500
1,465,000	First Data Corp., 11.250%, 1/15/2021, 144A	1,616,994
4,100,000	First Data Corp., 11.750%, 8/15/2021, 144A	4,325,500
166,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	164,414
810,600	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	977,840

		20,818,696

	Tobacco – 0.3%
3,320,000	Reynolds American, Inc., 6.750%, 6/15/2017	3,800,275

	Transportation Services – 0.3%
2,500,000	APL Ltd., 8.000%, 1/15/2024(d)	2,350,000
461,197	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015(g)	469,268
452,198	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(g)	455,047
173,425	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(g)	183,830

		3,458,145

	Treasuries – 13.7%
14,710,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	13,774,847
10,950,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	9,985,658
16,935,000	Canadian Government, 2.250%, 8/01/2014, (CAD)	16,054,173

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
29,780,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	$28,606,462
8,185,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	8,008,085
13,195,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	12,861,600
7,385,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	7,545,874
854,500(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	6,587,651
632,500(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	5,388,107
63,235,000	Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	11,237,341
28,230,000	Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	4,875,939
1,395,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, 144A, (EUR)	1,693,222
250,000	Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, 144A, (EUR)	249,328
375,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, 144A, (EUR)	490,506
3,375,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, 144A, (EUR)	4,278,585
11,380,000	U.S. Treasury Bond, 2.750%, 11/15/2042	8,997,313
12,755,000	U.S. Treasury Bond, 2.875%, 5/15/2043	10,337,532
15,000,000	U.S. Treasury Note, 0.250%, 5/31/2014	15,008,790

		165,981,013

	Wireless – 0.8%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	5,109,954
2,627,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,475,947
1,020,000	Sprint Capital Corp., 6.900%, 5/01/2019	1,114,350
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	321,750
898,000	Sprint Communications, Inc., 6.000%, 12/01/2016	979,943

		10,001,944

	Wirelines – 3.6%
177,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(h)	164,168
195,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	213,690
690,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	807,383
600,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	631,320

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$3,880,000	CenturyLink, Inc., 6.450%, 6/15/2021	$4,035,200
1,400,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	2,036,916
200,000	Embarq Corp., 7.995%, 6/01/2036	202,488
560,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	593,600
1,960,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	2,195,200
140,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	156,625
200,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	284,770
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	1,188,604
1,700,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	2,449,777
550,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	792,787
3,305,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	3,585,925
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	6,610,587
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	367,500
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	742,062
5,275,000	Qwest Corp., 6.875%, 9/15/2033	5,064,000
1,780,000	Qwest Corp., 7.200%, 11/10/2026	1,793,350
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,299,257
2,290,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,983,712
1,395,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,262,475
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	653,419
450,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	443,739
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	1,312,384
1,300,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	2,296,645

		43,167,583

	Total Non-Convertible Bonds (Identified Cost $861,381,098)	928,929,159

Convertible Bonds – 8.9%

	Airlines – 0.0%
470,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	546,088

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Automotive – 0.4%
$2,925,000	Ford Motor Co., 4.250%, 11/15/2016	$5,396,625

	Chemicals – 0.0%
332,000	RPM International, Inc., 2.250%, 12/15/2020	367,483

	Construction Machinery – 0.1%
115,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(h)	110,041
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	671,606

		781,647

	Healthcare – 0.3%
210,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(h)	214,462
1,270,000	Omnicare, Inc., 3.750%, 12/15/2025	2,917,825

		3,132,287

	Home Construction – 0.1%
810,000	KB Home, 1.375%, 2/01/2019	804,431

	Independent Energy – 0.5%
1,565,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	1,459,363
3,885,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	3,943,275
1,090,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	1,139,731

		6,542,369

	Life Insurance – 1.9%
18,045,000	Old Republic International Corp., 3.750%, 3/15/2018	22,443,469

	Metals & Mining – 0.2%
235,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	276,565
1,745,000	United States Steel Corp., 2.750%, 4/01/2019	2,309,944

		2,586,509

	Non-Captive Diversified – 0.0%
550,000	Jefferies Group LLC, 3.875%, 11/01/2029	581,969

	Packaging – 0.5%
5,310,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	5,532,356

	Pharmaceuticals – 0.0%
205,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	217,172

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Pharmaceuticals – continued
$285,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	$304,772

		521,944

	REITs – Mortgage – 0.1%
835,000	iStar Financial, Inc., 3.000%, 11/15/2016	1,139,775

	Technology – 4.1%
6,280,000	Ciena Corp., 0.875%, 6/15/2017	6,421,300
3,455,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,977,359
1,783,000	Intel Corp., 2.950%, 12/15/2035	1,996,960
7,000,000	Intel Corp., 3.250%, 8/01/2039	9,515,625
333,107	Liberty Media LLC, 3.500%, 1/15/2031	176,131
2,565,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032	5,933,166
960,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032	2,185,800
17,341,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	17,070,047
1,150,000	Nuance Communications, Inc., 2.750%, 11/01/2031	1,123,406

		49,399,794

	Utility Other – 0.1%
500,000	CMS Energy Corp., 5.500%, 6/15/2029	987,500

	Wirelines – 0.6%
202,300	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(d)(g)(h)(i)	27,268
3,040,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(d)	4,142,000
1,990,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(d)	2,711,375

		6,880,643

	Total Convertible Bonds (Identified Cost $81,564,949)	107,644,889

Municipals – 0.9%

	Illinois – 0.3%
4,075,000	State of Illinois, Series B, 5.520%, 4/01/2038	3,667,459

	Michigan – 0.2%
2,225,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,737,792

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Municipals – continued

	Virginia – 0.4%
$7,510,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	$5,068,799

	Total Municipals (Identified Cost $13,791,249)	10,474,050

	Total Bonds and Notes (Identified Cost $956,737,296)	1,047,048,098

Senior Loans – 0.9%

	Consumer Products – 0.0%
588,804	Visant Corp., Term Loan B, 5.250%, 12/22/2016(b)	579,484

	Diversified Manufacturing – 0.0%
510,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/18/2020(b)	518,925

	Healthcare – 0.2%
2,059,650	Apria Healthcare Group, Inc., Term Loan, 6.750%, 4/05/2020(b)	2,063,934

	Media Non-Cable – 0.0%
174,684	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	130,113

	Oil Field Services – 0.3%
3,271,035	Frac Tech International LLC, Term Loan B, 8.500%, 5/06/2016(b)	3,279,900

	Other Utility – 0.2%
1,159,175	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	1,141,787
790,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	774,200
145,000	PowerTeam Services LLC, Delayed Draw Term Loan, 3.685%, 5/06/2020(j)	142,825

		2,058,812

	Supermarkets – 0.2%
2,748,944	Supervalu, Inc., Refi Term Loan B, 5.000%, 3/21/2019(b)	2,772,558

	Wirelines – 0.0%
120,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	123,210

	Total Senior Loans (Identified Cost $11,478,586)	11,526,936

Shares	Description	Value (†)

Preferred Stocks – 2.6%

Convertible Preferred Stocks – 2.0%

	Electric – 0.1%
20,089	AES Trust III, 6.750%	$1,008,066

	Independent Energy – 0.3%
1,250	Chesapeake Energy Corp., 4.500%	114,613
12,055	Chesapeake Energy Corp., 5.000%	1,175,362
660	Chesapeake Energy Corp., Series A, 5.750%, 144A	764,775
11,904	SandRidge Energy, Inc., 7.000%	1,179,984

		3,234,734

	Metals & Mining – 0.1%
32,745	ArcelorMittal, 6.000%	851,370

	Non-Captive Diversified – 0.3%
2,844	Bank of America Corp., Series L, 7.250%	3,017,484

	Pipelines – 0.4%
96,065	El Paso Energy Capital Trust I, 4.750%	5,392,129

	REITs – Diversified – 0.3%
72,631	Weyerhaeuser Co., Series A, 6.375%	4,070,241

	REITs – Healthcare – 0.0%
7,400	Health Care REIT, Inc., Series I, 6.500%	379,324

	REITs – Mortgage – 0.2%
36,130	iStar Financial, Inc., Series J, 4.500%	2,240,060

	Technology – 0.3%
3,875	Lucent Technologies Capital Trust I, 7.750%	3,894,375

	Wirelines – 0.0%
62	Cincinnati Bell, Inc., 6.750%	2,813

	Total Convertible Preferred Stocks (Identified Cost $19,607,964)	24,090,596

Non-Convertible Preferred Stocks – 0.6%

	Banking – 0.2%
2,571	Ally Financial, Inc., Series G, 7.000%, 144A	2,455,546
5,000	Bank of America Corp., 6.375%	116,250

Shares	Description	Value (†)

Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Banking – continued
20,975	Countrywide Capital IV, 6.750%	$522,068

		3,093,864

	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%	7,830
2,876	Entergy New Orleans, Inc., 4.750%	262,166
4,670	Union Electric Co., 4.500%	429,640

		699,636

	Government Sponsored – 0.2%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(h)	3,107,812

	Non-Captive Consumer – 0.1%
25,100	SLM Corp., Series A, 6.970%	1,149,580

	Total Non-Convertible Preferred Stocks (Identified Cost $6,439,667)	8,050,892

	Total Preferred Stocks (Identified Cost $26,047,631)	32,141,488

Common Stocks – 8.3%

	Automobiles – 1.4%
420,693	General Motors Co.(f)	17,193,723

	Biotechnology – 1.0%
155,774	Vertex Pharmaceuticals, Inc.(f)	11,574,008

	Chemicals – 1.0%
62,529	PPG Industries, Inc.	11,859,250

	Containers & Packaging – 0.1%
35,353	Owens-Illinois, Inc.(f)	1,264,930
187	Rock-Tenn Co., Class A	19,637

		1,284,567

	Diversified Telecommunication Services – 0.3%
8,050	Hawaiian Telcom Holdco, Inc.(f)	236,429
241,163	Telefonica S.A., Sponsored ADR	3,940,603

		4,177,032

	Electronic Equipment, Instruments & Components – 0.3%
205,167	Corning, Inc.	3,656,076

	Oil, Gas & Consumable Fuels – 0.9%
54,259	Chesapeake Energy Corp.	1,472,589
172,008	Repsol YPF S.A., Sponsored ADR	4,350,082
70,051	Royal Dutch Shell PLC, ADR	4,992,535

		10,815,206

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – 1.4%
160,000	Bristol-Myers Squibb Co.	$8,504,000
68,197	Valeant Pharmaceuticals International, Inc.(f)	8,006,328

		16,510,328

	Semiconductors & Semiconductor Equipment – 1.8%
822,858	Intel Corp.	21,361,394

	Trading Companies & Distributors – 0.1%
23,272	United Rentals, Inc.(f)	1,814,053

	Total Common Stocks (Identified Cost $62,684,416)	100,245,637

Principal Amount(‡)

Short-Term Investments – 0.6%
$46,706	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2013 at 0.000% to be repurchased at $46,706 on 1/02/2014 collateralized by $55,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $50,186 including accrued interest(k)	46,706
7,136,527	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $7,136,528 on 1/02/2014 collateralized by $6,735,000 U.S. Treasury Note, 3.250% due 7/31/2016 valued at $7,282,219 including accrued interest(k)	7,136,527

	Total Short-Term Investments (Identified Cost $7,183,233)	7,183,233

	Total Investments – 98.8% (Identified Cost $1,064,131,162)(a)	1,198,145,392
	Other assets less liabilities – 1.2%	14,305,136

	Net Assets – 100.0%	$1,212,450,528

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2013, the net unrealized appreciation on investments based on a cost of $1,066,761,322 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$161,739,241
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(30,355,171)

Net unrealized appreciation	$131,384,070

(b)	Variable rate security. Rate as of December 31, 2013 is disclosed.
(c)	Perpetual bond with no specified maturity date.
(d)	Illiquid security. At December 31, 2013, the value of these securities amounted to $26,945,375 or 2.2% of net assets.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended December 31, 2013, the issuer paid out 100% of the interest payments in-kind.
(f)	Non-income producing security.
(g)	Fair valued security by the Fund’s investment adviser. At December 31, 2013, the value of these securities amounted to $2,349,210 or 0.2% of net assets.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(j)	Unfunded loan commitment. Represents a contractual obligation for future funding at the option of the Borrower. The fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of Rule 144A holdings amounted to $179,951,098 or 14.8% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$7,725,158	$14,163,008	(a)	$21,888,166
Non-Captive Consumer	585,274	29,155,444	—		29,740,718
Retailers	—	9,555,442	1,213,797	(b)	10,769,239
Transportation Services	—	2,350,000	1,108,145	(a)	3,458,145
All Other Non-Convertible Bonds*	—	863,072,891	—		863,072,891

Total Non-Convertible Bonds	585,274	911,858,935	16,484,950		928,929,159

Convertible Bonds
Wirelines	—	6,853,375	27,268	(b)	6,880,643
All Other Convertible Bonds*	—	100,764,246	—		100,764,246

Total Convertible Bonds	—	107,617,621	27,268		107,644,889

Municipals*	—	10,474,050	—	10,474,050

Total Bonds and Notes	585,274	1,029,950,606	16,512,218	1,047,048,098

Senior Loans*	—	11,526,936	—	11,526,936
Preferred Stocks
Convertible Preferred Stocks
REITs – Mortgage	—	2,240,060	—	2,240,060
Wirelines	—	2,813	—	2,813
All Other Convertible Preferred Stocks*	21,847,723	—	—	21,847,723

Total Convertible Preferred Stocks	21,847,723	2,242,873	—	24,090,596

Non-Convertible Preferred Stocks
Electric	429,640	269,996	—	699,636
Government Sponsored	—	3,107,812	—	3,107,812
All Other Non-Convertible Preferred Stocks*	4,243,444	—	—	4,243,444

Total Non-Convertible Preferred Stocks	4,673,084	3,377,808	—	8,050,892

Total Preferred Stocks	26,520,807	5,620,681	—	32,141,488

Common Stocks*	100,245,637	—	—	100,245,637
Short-Term Investments	—	7,183,233	—	7,183,233

Total	$127,351,718	$1,054,281,456	$16,512,218	$1,198,145,392

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s investment adviser.

A preferred stock valued at $2,000,879 was transferred from Level 1 to Level 2 during the period ended December 31, 2013. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or December 31, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$13,615,350	$—	$34	$376,832	$—	$(369,102)	$539,894	$—	$14,163,008	$393,621
Retailers	1,207,792	1,427	—	4,578	—	—	—	—	1,213,797	4,578
Transportation Services	1,201,346	—	23,199	(24,476)	—	(91,924)	—	—	1,108,145	—
Convertible Bonds
Wirelines	23,130	—	—	4,138	—	—	—	—	27,268	4,138

Total	$16,047,618	$1,427	$23,233	$361,072	$—	$(461,026)	$539,894	$—	$16,512,218	$402,337

Debt securities valued at $539,894 were transferred from Level 2 to Level 3 during the period ended December 31, 2013. At December 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2013 (Unaudited)

Treasuries	13.7%
Banking	13.3
Technology	6.1
Life Insurance	4.4
Wirelines	4.2
Local Authorities	3.7
Electric	3.6
Non-Captive Diversified	3.6
Supranational	2.7
Non-Captive Consumer	2.5
Healthcare	2.5
Independent Energy	2.3
Automotive	2.3
Metals & Mining	2.1
Other Investments, less than 2% each	31.2
Short-Term Investments	0.6

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

Currency Exposure Summary at December 31, 2013 (Unaudited)

United States Dollar	70.3%
Canadian Dollar	10.6
Euro	4.0
New Zealand Dollar	4.0
Australian Dollar	2.3
Other, less than 2% each	7.6

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 96.0% of Net Assets

Non-Convertible Bonds – 95.3%

	Australia – 2.0%
$1,135,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A	$1,136,176
5,858,700	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	5,726,643
5,000,000	New South Wales Treasury Corp., 6.000%, 5/01/2020, (AUD)	4,938,774
24,075,000	New South Wales Treasury Corp., 6.000%, 3/01/2022, (AUD)(b)	23,754,271
4,700,000	SMART Trust/Australia, Series 2012-1USA, Class A4A, 2.010%, 12/14/2017, 144A	4,747,940
7,600,000	Westpac Banking Corp., 2.450%, 11/28/2016, 144A	7,883,480

		48,187,284

	Belgium – 3.6%
4,100,000	Barry Callebaut Services NV, 5.500%, 6/15/2023, 144A	4,182,000
29,000,000	Belgium Government Bond, 2.250%, 6/22/2023, (EUR)	38,868,976
27,875,000	Belgium Government Bond, 3.500%, 6/28/2017, 144A, (EUR)(b)	41,864,633

		84,915,609

	Bermuda – 0.2%
4,975,000	Global Container Assets Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/2028, 144A	4,938,036

	Brazil – 1.7%
5,000,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	5,200,000
11,189,176	Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	4,553,182
3,865,000	Itau Unibanco Holding S.A., 5.650%, 3/19/2022, 144A	3,729,725
5,967,900	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	6,117,097
12,535,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	4,781,816
5,400,000	Petrobras International Finance Co., EMTN, 6.250%, 12/14/2026, (GBP)	9,243,569
7,000,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,596,164
3,600,000	Vale Overseas Ltd., 6.875%, 11/21/2036	3,717,911

		39,939,464

	Canada – 6.3%
5,500,000	Canadian Government, 2.750%, 6/01/2022, (CAD)	5,212,483

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Canada – continued
39,775,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(b)	$38,770,000
4,734,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	4,548,072
472,003	Ford Auto Securitization Trust, Series 2013-R1A, Class A1, 1.485%, 12/15/2014, 144A, (CAD)	444,365
5,300,000	Ford Auto Securitization Trust, Series 2013-R1A, Class A2, 1.676%, 9/15/2016, 144A, (CAD)	4,992,952
2,870,000	Ford Auto Securitization Trust, Series 2013-R4A, Class A2, 1.824%, 7/15/2017, 144A, (CAD)	2,707,432
3,100,000	Master Credit Card Trust II, Series 2012-2A, Class C, 1.970%, 4/21/2017, 144A	3,105,270
12,805,000	Province of Alberta Canada, 4.000%, 12/01/2019, (CAD)	13,025,238
7,400,000	Province of British Columbia, 4.300%, 6/18/2042, (CAD)	7,303,516
9,400,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(b)	9,390,000
6,086,000	Province of Ontario, EMTN, 4.000%, 12/03/2019, (EUR)	9,523,893
9,992,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	14,680,097
11,944,000	Province of Quebec Canada, Series 169, EMTN, 3.625%, 2/10/2015, (EUR)(b)	17,033,562
6,280,000	SCG Hotel Issuer, Inc., Series 2013-CWPA, Class A2, 3.442%, 10/12/2018, 144A, (CAD)	5,969,385
8,629,000	Shaw Communications, Inc., 6.750%, 11/09/2039, (CAD)	9,067,172
4,995,000	Talisman Energy, Inc., 5.500%, 5/15/2042	4,704,770

		150,478,207

	Chile – 0.4%
8,900,000	Corp Nacional del Cobre de Chile, 4.500%, 8/13/2023, 144A	8,861,330

	China – 0.1%
2,500,000	Baidu, Inc., 3.250%, 8/06/2018	2,526,995

	Czech Republic – 0.3%
6,000,000	CEZ AS, 4.250%, 4/03/2022, 144A	5,993,676

	Denmark – 0.4%
4,200,000	Carlsberg Breweries A/S, EMTN, 2.625%, 11/15/2022, (EUR)	5,620,604
3,179,000	TDC A/S, EMTN, 4.375%, 2/23/2018, (EUR)	4,825,894

		10,446,498

	Finland – 1.0%
18,970,000	Finland Government Bond, 1.500%, 4/15/2023, 144A, (EUR)	24,718,312

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	France – 1.1%
2,370,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	$4,588,973
1,800,000	AXA S.A., EMTN, 5.125%, 7/04/2043, (EUR)(c)	2,597,992
3,135,000	BNP Paribas S.A., EMTN, 5.750%, 1/24/2022, (GBP)	5,657,124
4,000,000	Bouygues S.A., 3.641%, 10/29/2019, (EUR)	5,927,746
6,676,000	Pernod Ricard S.A., 4.450%, 1/15/2022, 144A	6,753,134

		25,524,969

	Germany – 9.7%
52,494,209	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)(b)	80,846,164
43,505,000	Bundesrepublik Deutschland, 4.000%, 1/04/2037, (EUR)(b)	72,390,190
42,050,000	Bundesrepublik Deutschland, 4.250%, 7/04/2017, (EUR)(b)	65,299,001
1,035,000,000	Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037, (JPY)	11,590,909
800,000	Muenchener Rueckversicherungs AG, EMTN, 6.000%, 5/26/2041, (EUR)(c)	1,272,937

		231,399,201

	Indonesia – 0.1%
4,000,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A	3,170,000

	Ireland – 0.1%
1,700,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.000%, 11/15/2022, (EUR)	2,326,995

	Italy – 1.2%
2,300,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)	3,568,905
8,935,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)(b)	11,296,699
4,751,000	Republic of Italy, 6.875%, 9/27/2023	5,631,759
1,870,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,692,350
915,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	880,688
4,000,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	6,351,270

		29,421,671

	Japan – 11.2%
3,938,500,000	Japan Government Five Year Bond, 0.700%, 6/20/2014, (JPY)	37,510,108
1,923,550,000	Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)	19,185,050
12,336,100,000	Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)	123,358,891

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Japan – continued
3,020,000,000	Japan Government Ten Year Bond, 1.700%, 3/20/2017, (JPY)	$30,093,063
1,540,000,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2027, (JPY)	16,648,978
3,366,450,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)	35,702,751
2,000,000	Softbank Corp., 4.625%, 4/15/2020, 144A, (EUR)	2,841,243

		265,340,084

	Korea – 1.4%
56,100,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)	9,088,740
440,500,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	10,279,408
4,851,932	Hyundai Capital Auto Funding Ltd., Series 2010-8A, Class A, 1.165%, 9/20/2016, 144A(c)	4,818,939
8,538,000	Korea Finance Corp., 4.625%, 11/16/2021	9,015,411

		33,202,498

	Luxembourg – 0.7%
8,575,000	ArcelorMittal, 6.000%, 3/01/2021	9,089,500
4,150,000	Holcim US Finance Sarl & Cie SCS, 5.150%, 9/12/2023, 144A	4,261,124
2,905,000	INEOS Group Holdings S.A., 6.500%, 8/15/2018, (EUR)	4,096,317

		17,446,941

	Malaysia – 2.2%
175,375,000	Malaysia Government Bond, 3.314%, 10/31/2017, (MYR)(b)	52,865,376

	Mexico – 3.6%
7,564,986(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	59,444,862
1,050,500(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)	8,133,621
925,000(††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	7,624,596
1,247,129(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	10,623,974

		85,827,053

	Namibia – 0.2%
3,588,000	Namibia International Bonds, 5.500%, 11/03/2021, 144A	3,659,760

	Netherlands – 1.1%
4,000,000	Allianz Finance II BV, EMTN, 5.750%, 7/08/2041, (EUR)(c)	6,170,892
4,400,000	Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	4,040,960

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Netherlands – continued
$3,200,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	$3,069,232
9,270,000	Netherlands Government Bond, 2.250%, 7/15/2022, 144A, (EUR)	12,976,391

		26,257,475

	Norway – 2.5%
136,200,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	24,203,777
185,925,000	Norway Government Bond, 4.500%, 5/22/2019, (NOK)(b)	33,927,719

		58,131,496

	Philippines – 0.4%
100,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	2,382,696
259,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	6,185,771

		8,568,467

	Poland – 1.1%
45,820,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)(b)	15,819,089
5,360,000	Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	6,126,401
4,145,000	Poland Government International Bond, 3.000%, 3/17/2023	3,774,023

		25,719,513

	South Africa – 0.5%
127,260,000	Transnet SOC Ltd., 9.500%, 5/13/2021, 144A, (ZAR)	11,984,786

	Spain – 3.1%
1,000,000	Banco Popular Espanol S.A., EMTN, 4.125%, 3/30/2017, (EUR)	1,451,726
1,600,000	Iberdrola Finanzas SAU, EMTN, 6.000%, 7/01/2022, (GBP)	2,883,928
2,600,000	Iberdrola Finanzas SAU, EMTN, 7.375%, 1/29/2024, (GBP)	5,078,904
35,030,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)(b)	54,691,681
2,830,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	3,006,476
3,095,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	3,265,668
950,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	1,047,223
1,817,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	3,028,777

		74,454,383

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supranationals – 0.8%
15,870,000	European Investment Bank, 2.375%, 7/10/2020, (CHF)(b)	$19,295,557

	Sweden – 0.3%
5,800,000	Nordea Bank AB, 4.250%, 9/21/2022, 144A	5,734,866

	Thailand – 0.5%
391,075,000	Thailand Government Bond, 3.250%, 6/16/2017, (THB)	11,997,672

	Turkey – 0.6%
18,870,000	Akbank TAS, 7.500%, 2/05/2018, 144A, (TRY)	7,504,543
2,400,000	Arcelik AS, 5.000%, 4/03/2023, 144A	2,071,200
11,400,000	Turkey Government Bond, 9.000%, 3/05/2014, (TRY)	5,311,265

		14,887,008

	United Arab Emirates – 0.2%
4,996,000	IPIC GMTN Ltd., MTN, 5.000%, 11/15/2020, 144A	5,389,435

	United Kingdom – 6.5%
1,100,000	Aviva PLC, EMTN, (fixed rate to 7/05/2023, variable rate thereafter), 6.125%, 7/05/2043, (EUR)	1,676,312
3,203,000	Bank of Scotland PLC, EMTN, 4.875%, 11/08/2016, (GBP)	5,783,723
891,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	996,123
4,078,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	7,051,161
1,200,000	BG Energy Capital PLC, 4.000%, 10/15/2021, 144A	1,230,985
3,906,000	HSBC Bank PLC, 4.125%, 8/12/2020, 144A	4,132,896
3,175,000	HSBC Holdings PLC, 4.000%, 3/30/2022	3,263,421
3,500,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)	6,171,383
4,360,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	4,956,186
4,595,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	4,696,095
9,250,000	Standard Chartered PLC, 3.950%, 1/11/2023, 144A	8,579,578
3,520,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)(b)	5,922,265
5,516,209	United Kingdom Treasury, 4.000%, 3/07/2022, (GBP)(b)	9,984,720
8,065,917	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	14,657,702
15,013,827	United Kingdom Treasury, 4.750%, 3/07/2020, (GBP)(b)	28,349,062

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United Kingdom – continued
22,450,599	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)(b)	$43,499,027
3,800,000	Vedanta Resources PLC, 6.000%, 1/31/2019, 144A	3,676,500

		154,627,139

	United States – 30.2%
5,950,000	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	5,930,097
4,320,000	A10 Securitization LLC, Series 2013-2, Class A, 2.620%, 11/15/2027, 144A	4,299,661
975,000	AES Corp., 4.875%, 5/15/2023	911,625
265,000	Alcoa, Inc., 5.870%, 2/23/2022	273,522
5,145,000	Alcoa, Inc., 5.900%, 2/01/2027	5,041,215
3,445,000	Ally Financial, Inc., 3.500%, 7/18/2016	3,554,703
6,515,000	Ally Financial, Inc., 4.750%, 9/10/2018	6,816,319
3,246,126	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	3,434,044
4,700,000	Altria Group, Inc., 4.000%, 1/31/2024	4,593,846
7,100,000	American Airlines Pass Through Trust, Series 2013-2, Class A, 4.950%, 7/15/2024, 144A	7,401,750
5,550,000	American International Group, Inc., 4.875%, 6/01/2022	5,965,268
2,705,000	Apache Corp., 4.250%, 1/15/2044	2,431,979
800,000	Apache Corp., 4.750%, 4/15/2043	775,957
6,040,000	Apple, Inc., 1.000%, 5/03/2018	5,840,360
1,982,486	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 9/15/2019, 144A	1,980,632
5,137,000	Avnet, Inc., 5.875%, 6/15/2020	5,511,929
6,283,000	Ball Corp., 4.000%, 11/15/2023	5,623,285
13,455,000	Bank of America Corp., 4.100%, 7/24/2023	13,512,090
2,608,747	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 8/15/2017, 144A	2,605,426
7,267,000	Capital One Bank USA NA, 3.375%, 2/15/2023	6,755,985
5,750,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.715%, 8/17/2017, (EUR)(c)	7,893,098
3,200,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.715%, 8/17/2017, (EUR)(c)	4,392,681
7,501,781	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	7,547,924
6,480,000	CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class A2, 1.267%, 5/15/2030, 144A(c)	6,484,050

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$3,185,000	Chevron Corp., 1.718%, 6/24/2018	$3,172,980
4,102,000	CHS/Community Health Systems, Inc., 5.125%, 8/15/2018	4,235,315
7,360,000	Citigroup Commercial Mortgage Trust, 3.251%, 5/10/2035, 144A	6,911,540
4,000,000	Citigroup, Inc., 1.700%, 7/25/2016	4,037,688
9,900,000	Citigroup, Inc., 3.375%, 3/01/2023	9,410,098
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A	2,443,147
5,300,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	5,538,500
370,696	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	391,547
181,095	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	193,318
3,124,253	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	3,413,247
1,907,000	Continental Resources, Inc., 4.500%, 4/15/2023	1,933,221
6,975,000	Corning, Inc., 4.700%, 3/15/2037	6,780,816
5,278,155	Countrywide Alternative Loan Trust, Series 2003-4CB, Class 1A1, 5.750%, 4/25/2033	5,427,030
5,000,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	5,014,045
1,750,000	Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A, 1.210%, 10/15/2020, 144A	1,751,213
5,722,000	Crown Castle Towers LLC, 4.523%, 1/15/2035, 144A	5,903,199
3,089,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,463,791
1,885,000	CSMC Series, Series 2010-RR1, Class 2B, 5.695%, 9/15/2040, 144A	2,037,789
2,650,000	Cytec Industries, Inc., 3.500%, 4/01/2023	2,435,043
4,500,000	Del Coronado Trust, Series 2013-HDC, Class A, 0.967%, 3/15/2026, 144A(c)	4,479,062
4,873,399	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	5,494,757
5,350,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	5,357,335
3,708,604	Exeter Automobile Receivables Trust, Series 2013-2A, Class A, 1.490%, 11/15/2017, 144A	3,721,992
5,470,000	Extended Stay America Trust, Series 2013-ESH5, Class A15, 1.278%, 12/05/2031, 144A	5,362,241
5,700,000	Extended Stay America Trust, Series 2013-ESH7, Class A17, 2.295%, 12/05/2031, 144A	5,611,080
16,200,000	FHLMC Multifamily Structured Pass Through Certificates, 1.426%, 8/25/2017(b)	16,250,868
3,900,000	Flagship Credit Auto Trust, Series 2013-1, Class B, 2.760%, 9/17/2018, 144A	3,882,064

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$3,428,975	Flagship Credit Auto Trust, Series 2013-2, Class A, 1.940%, 1/15/2019, 144A	$3,428,690
34,385,000	FNMA (TBA), 2.500%, 1/01/2029(d)	34,030,405
5,575,000	FNMA (TBA), 3.000%, 1/01/2029(d)	5,689,331
37,520,000	FNMA (TBA), 3.000%, 1/01/2044(d)	35,617,620
60,640,000	FNMA (TBA), 3.500%, 1/01/2044(d)	60,237,314
4,723,000	Ford Motor Credit Co. LLC, 4.207%, 4/15/2016	5,032,536
5,000,000	Ford Motor Credit Co. LLC, 4.375%, 8/06/2023	5,026,795
50,000,000	General Electric Capital Corp., EMTN, 4.208%, 12/06/2021, (SEK)	7,952,572
5,620,000	Glencore Funding LLC, 2.500%, 1/15/2019, 144A	5,441,947
2,000,000	Goldman Sachs Group, Inc. (The), 2.900%, 7/19/2018	2,035,348
3,660,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	4,120,018
4,668,785	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	5,213,926
707,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	776,600
8,327,514	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.804%, 8/10/2045	9,144,177
6,000,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class B, 1.618%, 11/08/2029, 144A(c)	5,977,926
5,805,000	Hawk Acquisition Sub, Inc., 4.250%, 10/15/2020, 144A	5,616,338
3,311,000	HCA, Inc., 4.750%, 5/01/2023	3,112,340
577,000	HCA, Inc., 7.690%, 6/15/2025	602,965
567,000	HCA, Inc., MTN, 7.580%, 9/15/2025	588,263
566,667	Hertz Vehicle Financing LLC, Series 2010-1A, Class B1, 5.020%, 2/25/2015, 144A	569,093
4,130,124	Hilton Grand Vacations Trust, Series 2013-A, Class A, 2.280%, 1/25/2026, 144A	4,127,134
3,179,000	Host Hotels & Resorts LP, 4.750%, 3/01/2023	3,200,604
5,485,000	Host Hotels & Resorts LP, 5.250%, 3/15/2022	5,717,915
5,177,000	HSBC USA, Inc., 5.000%, 9/27/2020	5,534,555
3,829,000	Hyatt Hotels Corp., 5.375%, 8/15/2021	4,097,585
5,800,000	Hyundai Capital America, 4.000%, 6/08/2017, 144A	6,107,035
3,028,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	3,313,952

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$5,500,000	International Lease Finance Corp., 5.875%, 8/15/2022	$5,486,250
4,980,000	iStar Financial, Inc., 4.875%, 7/01/2018	4,961,325
5,720,000	Johnson & Johnson, 4.375%, 12/05/2033	5,757,237
7,935,000	JPMorgan Chase & Co., 3.250%, 9/23/2022	7,604,277
6,454,000	JPMorgan Chase & Co., 4.400%, 7/22/2020	6,937,785
4,000,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	4,230,924
6,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.947%, 4/15/2030, 144A(c)	5,972,514
2,168,611	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 2.102%, 9/26/2035, 144A(c)	2,174,323
3,950,000	KB Home, 7.000%, 12/15/2021	4,117,875
2,460,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	2,583,000
3,580,000	Liberty Mutual Group Inc., 4.250%, 6/15/2023, 144A	3,456,601
3,004,493	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A	3,070,742
4,723,000	MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.525%, 3/19/2018, (EUR)(c)	6,441,609
4,250,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	3,986,657
2,600,000	Morgan Stanley, 3.750%, 2/25/2023	2,529,969
1,100,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	1,234,829
6,000,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	6,704,748
4,400,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.804%, 8/12/2045, 144A(c)	4,806,265
1,500,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.804%, 8/15/2045, 144A(c)	1,638,450
6,300,000	Motel 6 Trust, Series 2012-MTL6, Class D, 3.781%, 10/05/2025, 144A	6,239,060
2,100,000	Newfield Exploration Co., 5.625%, 7/01/2024	2,089,500
4,980,000	Noble Energy, Inc., 5.250%, 11/15/2043	4,975,931
2,670,000	RBSCF Trust, Series 2010-RR4, Class CSCB, 5.695%, 9/16/2040, 144A(c)	2,886,131
17,376	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 6/15/2017, 144A	17,411
4,000,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	4,116,620
2,945,000	Sealed Air Corp., 5.250%, 4/01/2023, 144A	2,864,013
7,740,281	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A	7,029,901

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$5,033,685	SNAAC Auto Receivables Trust, Series 2013-1A, Class A, 1.140%, 7/16/2018, 144A	$5,029,628
8,000,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	8,120,000
9,790,000	Sprint Communications, Inc., 6.000%, 11/15/2022	9,545,250
2,614,019	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	2,606,439
3,579,917	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A	3,557,392
1,000,000	Time Warner Cable, Inc., 5.250%, 7/15/2042, (GBP)	1,307,339
10,133,679	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	10,378,762
13,970,000	U.S. Treasury Bond, 2.875%, 5/15/2043(e)	11,322,252
24,070,000	U.S. Treasury Note, 0.875%, 4/30/2017	23,998,536
9,695,000	U.S. Treasury Note, 1.375%, 5/31/2020(e)	9,188,281
3,885,000	U.S. Treasury Note, 1.625%, 11/15/2022	3,506,819
6,325,000	US Airways Pass Through Trust, Series 2013-1, Class A, 3.950%, 5/15/2027	6,151,062
2,585,000	Verizon Communications, Inc., 2.500%, 9/15/2016	2,672,983
3,775,000	Verizon Communications, Inc., 6.400%, 9/15/2033	4,341,707
3,895,000	Verizon Communications, Inc., 6.550%, 9/15/2043	4,556,990
1,150,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	1,264,658
6,272,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	6,798,108
5,130,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	5,245,425
3,165,000	WM Wrigley Jr. Co., 2.900%, 10/21/2019, 144A	3,138,835
2,907,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	4,168,011

		717,355,780

	Total Non-Convertible Bonds (Identified Cost $2,310,402,593)	2,265,593,536

Convertible Bonds – 0.7%

	United States – 0.7%
4,882,000	Ciena Corp., 0.875%, 6/15/2017	4,991,845
6,065,000	Intel Corp., 2.950%, 12/15/2035	6,792,800
5,985,000	Peabody Energy Corp., 4.750%, 12/15/2066	4,731,890

Bonds and Notes – continued

Convertible Bonds – continued

	Total Convertible Bonds (Identified Cost $15,590,595)	16,516,535

	Total Bonds and Notes (Identified Cost $2,325,993,188)	2,282,110,071

Shares	Description	Value (†)

Preferred Stocks – 0.6%

Non-Convertible Preferred Stock – 0.2%

	United States – 0.2%
288,058	PNC Financial Services Group, Inc. (The), 5.375% (Identified Cost $7,201,450)	$5,792,846

Convertible Preferred Stocks – 0.4%

	United States – 0.4%
71,703	Dominion Resources, Inc., Series A, 6.125%	3,880,567
46,039	Dominion Resources, Inc., Series B, 6.000%	2,495,774
46,158	iStar Financial, Inc., Series J, 4.500%	2,861,796

		9,238,137

	Total Convertible Preferred Stocks (Identified Cost $8,342,749)	9,238,137

	Total Preferred Stocks (Identified Cost $15,544,199)	15,030,983

Short-Term Investments – 6.0%
$15,072,317	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $15,072,317 on 1/02/2014 collateralized by $1,145,000 U.S. Treasury Note, 3.250% due 7/31/2016 valued at $1,238,031; $14,080,000 U.S. Treasury Note, 0.625% due 7/15/2016 valued at $14,136,672 including accrued interest(f)	15,072,317
128,680,000	U.S. Treasury Bills, 0.058%(b)(g)	128,678,070

	Total Short-Term Investments (Identified Cost $143,744,919)	143,750,387

	Total Investments – 102.6% (Identified Cost $2,485,282,306)(a)	2,440,891,441
	Other assets less liabilities – (2.6)%	(62,464,137)

	Net Assets – 100.0%	$2,378,427,304

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2013, the net unrealized depreciation on investments based on a cost of $2,499,800,975 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$47,937,671
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(106,847,205)

Net unrealized depreciation	$(58,909,534)

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or TBA transactions.
(c)	Variable rate security. Rate as of December 31, 2013 is disclosed.

(d)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment. No interest accrues to the Fund until the transaction settles. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
(e)	A portion of this security has been pledged as collateral for open forward foreign currency contracts and/or as initial margin for open futures contracts.
(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of Rule 144A holdings amounted to $485,666,337 or 20.4% of net assets.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	2/28/2014	Australian Dollar	24,000,000	$21,350,800	$23,056
Sell[1]	2/28/2014	Australian Dollar	29,320,000	26,083,561	839,236
Buy[2]	1/03/2014	Brazilian Real	29,850,000	12,652,326	(49,802)
Sell[2]	1/03/2014	Brazilian Real	29,850,000	12,652,326	278,148
Sell[2]	2/04/2014	Brazilian Real	29,850,000	12,550,674	44,263
Sell[2]	3/27/2014	British Pound	13,800,000	22,838,558	(294,326)
Sell[1]	3/05/2014	Canadian Dollar	37,810,000	35,540,613	201,931
Buy[1]	3/19/2014	Chilean Peso	6,250,000,000	11,794,319	55,026
Sell[3]	2/18/2014	Japanese Yen	7,400,000,000	70,283,020	2,498,941
Buy[4]	3/20/2014	Malaysian Ringgit	62,652,000	19,039,558	(264,709)
Sell[2]	3/19/2014	Mexican Peso	160,000,000	12,180,702	85,474
Buy[2]	1/31/2014	New Zealand Dollar	27,310,000	22,420,259	67,570
Sell[2]	1/31/2014	New Zealand Dollar	27,310,000	22,420,259	224,101
Buy[2]	3/17/2014	Philippine Peso	210,000,000	4,736,611	(20,979)
Buy[1]	3/11/2014	South Korean Won	24,975,000,000	23,564,046	127,645
Buy[2]	3/11/2014	South Korean Won	18,476,000,000	17,432,204	86,291
Sell[5]	3/19/2014	Swiss Franc	9,760,000	10,947,564	59,863
Sell[2]	3/24/2014	Thai Baht	271,300,000	8,226,121	155,096
Sell[1]	3/17/2014	Turkish Lira	30,495,000	13,969,129	800,571

Total					$4,917,396

At December 31, 2013, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
4/07/2014	Japanese Yen	1,987,368,000	Singapore Dollar[2]	24,000,000	138,693
1/06/2014	Japanese Yen	1,891,560,000	Singapore Dollar[2]	24,000,000	1,056,345
3/04/2014	Malaysian Ringgit	240,070,000	Japanese Yen[1]	7,536,757,580	(1,439,137)
1/06/2014	Singapore Dollar	24,000,000	Japanese Yen[2]	1,988,160,000	(139,053)
3/24/2014	South Korean Won	13,000,000,000	Japanese Yen[1]	1,263,792,349	(251,255)
3/19/2014	Swedish Krona	50,000,000	Euro[2]	5,590,953	(72,476)

Total					$(706,883)

[1]	Counterparty is Credit Suisse International.

[2]	Counterparty is Barclays Bank PLC.
[3]	Counterparty is Bank of America, N.A.
[4]	Counterparty is JP Morgan Chase Bank, N.A.
[5]	Counterparty is UBS AG.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular security or commodity group or index of securities, commodities, currencies or other assets for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund’s are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	3/20/2014	93	$12,671,250	$(197,069)

At December 31, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	3/20/2014	800	$102,650,000	$1,761,036

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Australia	$—	$43,439,344	$4,747,940	(a)	$48,187,284
Bermuda	—	—	4,938,036	(a)	4,938,036
Canada	—	147,372,937	3,105,270	(a)	150,478,207
Korea	—	28,383,559	4,818,939	(a)	33,202,498
United States	—	659,282,105	58,073,675	(a)	717,355,780
All Other Non-Convertible Bonds*	—	1,311,431,731	—		1,311,431,731

Total Non-Convertible Bonds	—	2,189,909,676	75,683,860		2,265,593,536

Convertible Bonds*	—	16,516,535	—		16,516,535

Total Bonds and Notes	—	2,206,426,211	75,683,860		2,282,110,071

Preferred Stocks
Non-Convertible Preferred Stock*	5,792,846	—	—		5,792,846
Convertible Preferred Stocks*	6,376,341	2,861,796	—		9,238,137

Total Preferred Stocks	12,169,187	2,861,796	—		15,030,983

Short-Term Investments	—	143,750,387	—		143,750,387

Total Investments	12,169,187	2,353,038,394	75,683,860		2,440,891,441

Forward Foreign Currency Contracts (unrealized appreciation)	—	6,742,250	—		6,742,250
Futures Contracts (unrealized appreciation)	1,761,036	—	—		1,761,036

Total	$13,930,223	$2,359,780,644	$75,683,860		$2,449,394,727

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,531,737)	$—	$(2,531,737)
Futures Contracts (unrealized depreciation)	(197,069)	—	—	(197,069)

Total	$(197,069)	$(2,531,737)	$—	$(2,728,806)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

A preferred stock valued at $2,556,230 was transferred from Level 1 to Level 2 during the period ended December 31, 2013. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or December 31, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2013
Bonds and Notes
Non-Convertible Bonds
Australia	$11,404,460	$—	$36,069	$(57,527)	$—	$(6,635,062)	$—	$—	$4,747,940	$(16,920)
Bermuda	—	—	—	(18,172)	4,956,208	—	—	—	4,938,036	(18,172)
Canada	12,065,180	—	—	(1,550)	—	—	—	(8,958,360)	3,105,270	(1,550)
Korea	6,377,211	—	7,001	24,422	—	(1,589,695)	—	—	4,818,939	15,526
United States	56,875,089	5,402	2,373	1,191,675	951,250	(952,114)	—	—	58,073,675	1,206,662

Total	$86,721,940	$5,402	$45,443	$1,138,848	$5,907,458	$(9,176,871)	$—	$(8,958,360)	$75,683,860	$1,185,546

Debt securities valued at $8,958,360 were transferred from Level 3 to Level 2 during the period ended December 31, 2013. At December 31, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2013, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended December 31, 2013, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2013:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$6,742,250	$—	$6,742,250
Exchange traded/cleared asset derivatives
Interest rate contracts	—	1,761,036	1,761,036

Total asset derivatives	$6,742,250	$1,761,036	$8,503,286

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,531,737)	$—	$(2,531,737)
Exchange traded/cleared liability derivatives
Interest rate contracts	—	(197,069)	(197,069)

Total liability derivatives	$(2,531,737)	$(197,069)	$(2,728,806)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of December 31, 2013, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
JP Morgan Chase Bank, N.A.	$(264,709)	$320,135

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin for futures contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. As of December 31, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $12,109,113 and the amount of loss that the Fund would incur after taking into account master netting arrangements pursuant to ISDA agreements is $6,106,725.

These amounts include the value of cash and U.S. government and agency securities received as collateral by the Fund in the amount of $4,404,765. U.S. government and agency securities received as collateral are valued in accordance with the Fund’s valuation policies and are recorded on the Fund’s books and records.

Industry Summary at December 31, 2013 (Unaudited)

Treasuries	46.1%
Banking	6.7
Mortgage Related	5.6
Commercial Mortgage-Backed Securities	4.7
Local Authorities	4.4
Government Owned - No Guarantee	3.4
ABS Car Loan	2.5
Other Investments, less than 2% each	23.2
Short-Term Investments	6.0

Total Investments	102.6
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	(2.6)

Net Assets	100.0%

Currency Exposure Summary at December 31, 2013 (Unaudited)

United States Dollar	43.8%
Euro	21.2
Japanese Yen	11.6
British Pound	6.8
Canadian Dollar	4.3
Mexican Peso	3.6
Norwegian Krone	2.5
Malaysian Ringgit	2.2
Other, less than 2% each	6.6

Total Investments	102.6
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	(2.6)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 90.0% of Net Assets

Non-Convertible Bonds – 77.0%

	ABS Car Loan – 1.1%
$275,000	Ford Credit Auto Owner Trust, Series 2013-D, Class A3, 0.670%, 4/15/2018	$274,582
619,000	Honda Auto Receivables Owner Trust, Series 2013-4, Class A3, 0.690%, 9/18/2017	619,482

		894,064

	ABS Credit Card – 0.7%
115,000	American Express Issuance Trust II, Series 2013-2, Class A, 0.597%, 8/15/2019(b)	115,326
355,000	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 9/16/2019	353,245
100,000	Chase Issuance Trust, Series 2013-A3, Class A3, 0.447%, 4/15/2020(b)	99,633

		568,204

	ABS Home Equity – 4.0%
101,261	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.849%, 9/25/2045(b)	93,148
148,678	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	150,342
115,707	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	115,958
58,553	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 12A3, 2.858%, 11/25/2034(b)	56,930
277,173	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	266,415
132,997	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.375%, 5/25/2035(b)	111,277
69,593	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 2A2, 5.500%, 4/25/2036	62,509
80,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	77,462
263,013	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.645%, 4/25/2035(b)	194,936
20,366	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-13, Class A3, 5.500%, 6/25/2035	20,300
138,113	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A3, 0.505%, 3/25/2035(b)	100,674
183,894	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-20, Class 1A35, 6.000%, 2/25/2037	165,320
29,619	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	30,136
154,792	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.881%, 6/19/2035(b)	152,137
142,781	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.102%, 7/19/2035(b)	130,320
120,325	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.742%, 12/25/2034(b)	118,871
225,000	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.676%, 9/25/2035(b)	220,030

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$161,507	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.805%, 7/25/2045(b)	$151,394
171,595	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.665%, 1/25/2036(b)(c)	118,901
240,797	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.325%, 1/25/2047(b)	172,737
122,225	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	122,840
176,163	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	185,948
163,195	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.463%, 9/25/2046(b)	154,929
272,268	Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A, 1.099%, 8/25/2046(b)	180,871

		3,154,385

	ABS Other – 0.2%
117,584	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	126,562

	Aerospace & Defense – 1.8%
885,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	889,425
200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	169,261
400,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	375,215

		1,433,901

	Airlines – 2.9%
390,000	American Airlines Pass Through Trust, Series 2013-2, Class B, 5.600%, 1/15/2022, 144A	393,900
200,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	204,048
110,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	114,950
8,927	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	9,379
50,160	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	53,295
3,772	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	3,984
25,928	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	27,678
168,187	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	189,631
451,403	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	507,828
254,504	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	275,500
336,785	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	355,308

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$69,000	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	$70,200
110,000	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	109,887

		2,315,588

	Automotive – 2.0%
165,000	Ford Motor Co., 6.625%, 2/15/2028	179,555
35,000	Ford Motor Co., 7.125%, 11/15/2025	40,821
110,000	Ford Motor Co., 7.500%, 8/01/2026	130,266
720,000	General Motors Co., 4.875%, 10/02/2023, 144A	729,000
40,000	General Motors Co., 6.250%, 10/02/2043, 144A	41,550
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	320,000
175,000	Lear Corp., 4.750%, 1/15/2023, 144A	164,062

		1,605,254

	Banking – 2.0%
60,000	Ally Financial, Inc., 7.500%, 9/15/2020	69,900
401,000	Ally Financial, Inc., 8.000%, 11/01/2031	479,696
435,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	492,040
405,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	411,463
145,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	146,033

		1,599,132

	Brokerage – 0.9%
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	135,100
515,000	Jefferies Group LLC, 6.450%, 6/08/2027	535,122

		670,222

	Building Materials – 1.6%
320,000	Builders FirstSource, Inc., 7.625%, 6/01/2021, 144A	334,400
138,000	CPG Merger Sub LLC, 8.000%, 10/01/2021, 144A	143,520
60,000	HD Supply, Inc., 7.500%, 7/15/2020	64,650
145,000	Masonite International Corp., 8.250%, 4/15/2021, 144A	159,500
200,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A	174,500

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – continued
$206,000	Ply Gem Industries, Inc., 8.250%, 2/15/2018	$219,390
110,000	USG Corp., 5.875%, 11/01/2021, 144A	114,400
15,000	USG Corp., 9.750%, 1/15/2018	17,737

		1,228,097

	Chemicals – 3.2%
310,000	Chemtura Corp., 5.750%, 7/15/2021	314,262
200,000	Eagle Spinco, Inc., 4.625%, 2/15/2021, 144A	196,000
675,000	Hercules, Inc., 6.500%, 6/30/2029	587,250
15,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	14,963
235,000	JM Huber Corp., 9.875%, 11/01/2019, 144A	269,956
195,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/01/2020, 144A	195,487
190,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	201,875
590,000	Tronox Finance LLC, 6.375%, 8/15/2020	601,800
150,000	U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/01/2021, 144A	159,938

		2,541,531

	Collateralized Mortgage Obligations – 0.0%
35,740	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.652%, 1/25/2036(b)	33,809

	Commercial Mortgage-Backed Securities – 0.6%
90,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.804%, 8/10/2045(b)	91,444
135,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.222%, 11/05/2030, 144A(b)	135,765
250,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.597%, 4/12/2049(b)	272,799

		500,008

	Construction Machinery – 0.5%
335,000	United Rentals North America, Inc., 7.625%, 4/15/2022	372,269

	Consumer Cyclical Services – 0.7%
100,000	ServiceMaster Co. (The), 7.000%, 8/15/2020	99,125
220,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	185,900
225,000	ServiceMaster Co. (The), 8.000%, 2/15/2020	229,500

		514,525

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Products – 0.4%
$340,000	Visant Corp., 10.000%, 10/01/2017	$329,800

	Electric – 2.8%
385,000	AES Corp., 4.875%, 5/15/2023	359,975
190,000	Calpine Corp., 6.000%, 1/15/2022, 144A	194,750
37,180	CE Generation LLC, 7.416%, 12/15/2018	36,669
300,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	287,740
290,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	315,336
1,073,116	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250% (12.250% PIK), 12/01/2018, 144A(d)	745,816
264,000	NSG Holdings LLC, 7.750%, 12/15/2025, 144A	281,160

		2,221,446

	Entertainment – 0.1%
33,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	34,898

	Financial Other – 0.3%
258,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	260,580

	Food & Beverage – 0.9%
260,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	278,850
415,000	KeHE Distributors LLC/KeHE Finance Corp., 7.625%, 8/15/2021, 144A	439,900

		718,750

	Gaming – 1.2%
230,000	MGM Resorts International, 7.500%, 6/01/2016	257,600
630,000	MGM Resorts International, 7.625%, 1/15/2017	716,625

		974,225

	Healthcare – 4.0%
185,000	DJO Finance LLC/DJO Finance Corp., 9.875%, 4/15/2018	198,875
185,000	HCA Holdings, Inc., 6.250%, 2/15/2021	193,556
5,000	HCA Holdings, Inc., 7.750%, 5/15/2021	5,463
430,000	HCA, Inc., 7.050%, 12/01/2027	423,550
35,000	HCA, Inc., 7.500%, 12/15/2023	37,800
790,000	HCA, Inc., 7.500%, 11/06/2033	790,000

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$40,000	HCA, Inc., 7.690%, 6/15/2025	$41,800
40,000	HCA, Inc., 8.360%, 4/15/2024	44,000
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	212,687
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	19,900
140,000	LifePoint Hospitals, Inc., 5.500%, 12/01/2021, 144A	140,525
975,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	848,250
166,000	WellCare Health Plans, Inc., 5.750%, 11/15/2020	169,735

		3,126,141

	Home Construction – 4.5%
250,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	250,000
25,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	26,750
75,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	80,250
200,000	Corp GEO SAB de CV, 8.875%, 3/27/2022, 144A(e)	28,000
470,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A(e)	52,875
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	232,700
260,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	285,350
355,000	KB Home, 7.250%, 6/15/2018	391,387
305,000	KB Home, 8.000%, 3/15/2020	337,025
385,000	Lennar Corp., 4.750%, 11/15/2022	357,088
215,000	Lennar Corp., 6.950%, 6/01/2018	241,875
720,000	Pulte Group, Inc., 6.000%, 2/15/2035	610,200
495,000	Pulte Group, Inc., 6.375%, 5/15/2033	447,975
160,000	Standard Pacific Corp., 8.375%, 1/15/2021	186,400
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(e)	29,000

		3,556,875

	Independent Energy – 5.9%
340,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	379,950
145,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	163,850

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$91,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	$62,563
115,000	Continental Resources, Inc., 4.500%, 4/15/2023	116,581
105,000	Halcon Resources Corp., 8.875%, 5/15/2021	106,050
215,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	216,344
20,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	20,250
554,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022, 144A	587,240
400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(e)	32,000
750,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(e)	60,000
375,000	QEP Resources, Inc., 5.250%, 5/01/2023	351,562
375,000	Range Resources Corp., 5.000%, 8/15/2022	368,437
180,000	Rex Energy Corp., 8.875%, 12/01/2020	197,100
660,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	655,050
110,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	111,650
380,000	SandRidge Energy, Inc., 8.125%, 10/15/2022	402,800
755,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	781,425

		4,612,852

	Industrial Other – 0.2%
130,000	Dematic S.A./DH Services Luxembourg S.a.r.l., 7.750%, 12/15/2020, 144A	138,125

	Integrated Energy – 0.5%
400,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	403,000

	Life Insurance – 0.6%
370,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	447,700

	Lodging – 0.5%
385,000	Felcor Lodging LP, 5.625%, 3/01/2023	375,375

	Media Cable – 2.1%
215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	199,412
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	65,363
230,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 9/01/2023, 144A	217,925

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Cable – continued
$30,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	$28,350
430,000	CSC Holdings LLC, 7.625%, 7/15/2018	491,812
380,000	DISH DBS Corp., 5.125%, 5/01/2020	380,950
200,000	Quebecor Media, Inc., 5.750%, 1/15/2023	193,500
60,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	45,454
45,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	37,288

		1,660,054

	Media Non-Cable – 2.2%
30,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	28,800
405,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	425,756
85,000	Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/2022	86,169
230,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	234,888
50,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	53,125
335,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A	359,287
230,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A	246,675
180,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	193,500
85,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	97,325

		1,725,525

	Metals & Mining – 2.2%
235,000	Alcoa, Inc., 5.900%, 2/01/2027	230,260
50,000	Alcoa, Inc., 6.750%, 1/15/2028	52,475
25,000	ArcelorMittal, 6.750%, 2/25/2022	27,188
70,000	ArcelorMittal, 7.250%, 3/01/2041	66,850
600,000	ArcelorMittal, 7.500%, 10/15/2039	589,500
40,000	Barrick Gold Corp., 3.850%, 4/01/2022	36,025
125,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	118,125
210,000	Inmet Mining Corp., 7.500%, 6/01/2021, 144A	219,450
80,000	United States Steel Corp., 6.050%, 6/01/2017	86,400

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$370,000	United States Steel Corp., 6.650%, 6/01/2037	$318,200

		1,744,473

	Non-Captive Consumer – 1.5%
145,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	144,275
215,000	SLM Corp., 5.500%, 1/25/2023	203,092
280,000	Springleaf Finance Corp., 7.750%, 10/01/2021	302,400
110,000	Springleaf Finance Corp., 8.250%, 10/01/2023	119,075
200,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	214,000
110,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	120,230
102,000	Stearns Holdings, Inc., 9.375%, 8/15/2020, 144A	104,040

		1,207,112

	Non-Captive Diversified – 1.6%
30,000	Aircastle Ltd., 7.625%, 4/15/2020	33,675
30,000	CIT Group, Inc., 5.000%, 8/15/2022	29,250
45,000	CIT Group, Inc., 5.000%, 8/01/2023	43,313
45,000	International Lease Finance Corp., 6.250%, 5/15/2019	48,712
70,000	International Lease Finance Corp., 8.250%, 12/15/2020	81,900
255,000	International Lease Finance Corp., 8.625%, 1/15/2022	301,347
195,000	iStar Financial, Inc., 4.875%, 7/01/2018	194,269
75,000	iStar Financial, Inc., 5.850%, 3/15/2017	80,344
55,000	iStar Financial, Inc., 7.125%, 2/15/2018	60,637
210,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	220,500
125,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	131,562

		1,225,509

	Oil Field Services – 0.7%
13,000	Hercules Offshore, Inc., 7.500%, 10/01/2021, 144A	13,780
485,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	540,775

		554,555

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Packaging – 1.5%
$405,000	Ball Corp., 4.000%, 11/15/2023	$362,475
55,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/2016, 144A	56,100
400,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	427,000
100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	111,250
175,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	188,125

		1,144,950

	Pharmaceuticals – 1.4%
115,000	Salix Pharmaceuticals Ltd., 6.000%, 1/15/2021, 144A	117,875
495,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	521,606
375,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	403,594
15,000	VPII Escrow Corp., 6.750%, 8/15/2018, 144A	16,481
5,000	VPII Escrow Corp., 7.500%, 7/15/2021, 144A	5,488

		1,065,044

	Pipelines – 0.3%
195,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022, 144A	193,537

	Property & Casualty Insurance – 0.5%
370,000	Hockey Merger Sub 2, Inc., 7.875%, 10/01/2021, 144A	380,175

	Refining – 0.1%
110,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.625%, 1/15/2022, 144A	111,100

	REITs – Diversified – 0.5%
390,000	DuPont Fabros Technology LP, 5.875%, 9/15/2021	402,675

	Retailers – 2.3%
210,000	CST Brands, Inc., 5.000%, 5/01/2023	202,650
155,000	Dillard’s, Inc., 6.625%, 1/15/2018	171,663
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	489,600
175,000	Dillard’s, Inc., 7.130%, 8/01/2018	198,187
75,000	Dillard’s, Inc., 7.875%, 1/01/2023	82,875

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – continued
$280,000	Foot Locker, Inc., 8.500%, 1/15/2022(f)	$308,966
95,000	Toys R Us, Inc., 7.375%, 10/15/2018	70,300
275,000	William Carter Co. (The), 5.250%, 8/15/2021, 144A	279,125

		1,803,366

	Supermarkets – 1.2%
70,000	American Stores Co., 8.000%, 6/01/2026	97,300
5,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,100
10,000	New Albertson’s, Inc., 8.700%, 5/01/2030	8,650
615,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	442,800
400,000	SUPERVALU, Inc., 6.750%, 6/01/2021	395,000

		947,850

	Technology – 5.5%
110,000	ACI Worldwide, Inc., 6.375%, 8/15/2020, 144A	114,950
1,965,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,739,025
290,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	253,750
190,000	Amkor Technology, Inc., 6.375%, 10/01/2022	195,225
590,000	Amkor Technology, Inc., 6.625%, 6/01/2021	612,125
120,000	Audatex North America, Inc., 6.125%, 11/01/2023, 144A	123,600
302,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	299,735
106,000	CommScope, Inc., 8.250%, 1/15/2019, 144A	116,202
100,000	Equinix, Inc., 4.875%, 4/01/2020	99,500
140,000	Equinix, Inc., 5.375%, 4/01/2023	136,850
185,000	First Data Corp., 8.250%, 1/15/2021, 144A	196,794
485,000	NCR Corp., 5.000%, 7/15/2022	461,356

		4,349,112

	Textile – 1.4%
745,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	632,319
125,000	Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	132,500

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Textile – continued
$320,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020	$342,400

		1,107,219

	Transportation Services – 0.8%
185,000	APL Ltd., 8.000%, 1/15/2024(g)	173,900
10,542	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015(f)	10,726
347,188	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(f)(h)(i)	454,817

		639,443

	Wireless – 2.7%
300,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A(e)	45,000
1,276,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,202,630
625,000	Sprint Corp., 7.875%, 9/15/2023, 144A	671,875
170,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	172,975

		2,092,480

	Wirelines – 4.4%
382,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(j)	354,305
20,000	CenturyLink, Inc., 5.625%, 4/01/2020	20,350
60,000	CenturyLink, Inc., 7.650%, 3/15/2042	53,550
55,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	48,950
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	196,350
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	14,025
325,000	Frontier Communications Corp., 7.450%, 7/01/2035	273,000
465,000	Frontier Communications Corp., 7.875%, 1/15/2027	446,400
385,000	Level 3 Financing, Inc., 6.125%, 1/15/2021, 144A	388,850
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	440,400
315,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	330,750
5,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	4,331
375,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	360,937
290,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	290,000
150,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	159,354

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	$82,676

		3,464,228

	Total Non-Convertible Bonds (Identified Cost $60,221,358)	60,575,725

Convertible Bonds – 13.0%

	Automotive – 1.8%
765,000	Ford Motor Co., 4.250%, 11/15/2016(k)	1,411,425

	Construction Machinery – 0.8%
125,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	190,547
330,000	Trinity Industries, Inc., 3.875%, 6/01/2036	434,569

		625,116

	Healthcare – 0.2%
105,000	Hologic, Inc., Series 2010, (accretes to principal after 12/15/2016), 2.000%, 12/15/2037(j)	122,391
10,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	10,212

		132,603

	Home Construction – 1.6%
165,000	KB Home, 1.375%, 2/01/2019	163,866
15,000	Lennar Corp., 2.750%, 12/15/2020, 144A	27,609
350,000	Lennar Corp., 3.250%, 11/15/2021, 144A	629,125
310,000	Standard Pacific Corp., 1.250%, 8/01/2032	410,362

		1,230,962

	Independent Energy – 0.3%
225,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	228,375

	Metals & Mining – 0.6%
350,000	Peabody Energy Corp., 4.750%, 12/15/2066	276,719
95,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	111,803
95,000	United States Steel Corp., 2.750%, 4/01/2019	125,756

		514,278

	Oil Field Services – 0.7%
445,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	527,603

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Pharmaceuticals – 0.4%
$27,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	$28,603
36,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	38,498
80,000	Mylan, Inc., 3.750%, 9/15/2015	262,300

		329,401

	REITs - Mortgage – 0.3%
25,000	iStar Financial, Inc., 3.000%, 11/15/2016	34,125
190,000	Redwood Trust, Inc., 4.625%, 4/15/2018	197,244

		231,369

	Retailers – 0.4%
210,000	priceline.com, Inc., 0.350%, 6/15/2020, 144A	239,269
55,000	priceline.com, Inc., 1.000%, 3/15/2018	75,831

		315,100

	Technology – 2.8%
520,000	Ciena Corp., 3.750%, 10/15/2018, 144A	749,125
40,000	Intel Corp., 2.950%, 12/15/2035	44,800
112,045	Liberty Media LLC, 3.500%, 1/15/2031	59,244
165,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032	381,666
879,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	865,265
60,000	SanDisk Corp., 1.500%, 8/15/2017	88,425
30,000	Xilinx, Inc., 2.625%, 6/15/2017	47,850

		2,236,375

	Textile – 0.4%
235,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	322,978

	Utility Other – 0.8%
330,000	CMS Energy Corp., 5.500%, 6/15/2029	651,750

	Wireless – 0.1%
40,000	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/2040, 144A	46,000

	Wirelines – 1.8%
436,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(f)(g)(j)(l)	58,769

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Wirelines – continued
$1,014,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(g)	$1,381,575

		1,440,344

	Total Convertible Bonds (Identified Cost $7,446,156)	10,243,679

	Total Bonds and Notes (Identified Cost $67,667,514)	70,819,404

Shares

Preferred Stocks – 3.5%

Non-Convertible Preferred Stocks – 1.8%

	Banking – 1.8%
11,350	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	304,748
803	Ally Financial, Inc., Series G, 7.000%, 144A	766,940
13,577	SunTrust Banks, Inc., Series E, 5.875%	285,117

		1,356,805

	Total Non-Convertible Preferred Stocks (Identified Cost $1,061,965)	1,356,805

Convertible Preferred Stocks – 1.7%

	Electric – 0.2%
2,211	AES Trust III, 6.750%	110,948
836	NextEra Energy, Inc., 5.889%	47,343

		158,291

	Independent Energy – 0.1%
90	Chesapeake Energy Corp., 5.000%	8,775
85	Chesapeake Energy Corp., Series A, 5.750%, 144A	98,494

		107,269

	Metals & Mining – 0.2%
3,300	ArcelorMittal, 6.000%	85,800
4,410	Cliffs Natural Resources, Inc., 7.000%	101,254

		187,054

	Non-Captive Diversified – 0.0%
30	Bank of America Corp., Series L, 7.250%	31,830

	Pipelines – 0.6%
8,050	El Paso Energy Capital Trust I, 4.750%	451,846

Shares	Description	Value (†)

Preferred Stocks – continued

Convertible Preferred Stocks – continued

	REITs - Diversified – 0.1%
1,584	Weyerhaeuser Co., Series A, 6.375%	$88,767

	REITs - Mortgage – 0.2%
2,110	iStar Financial, Inc., Series J, 4.500%	130,820

	Wireless – 0.3%
1,988	Crown Castle International Corp., Series A, 4.500%	199,545

	Total Convertible Preferred Stocks (Identified Cost $1,108,887)	1,355,422

	Total Preferred Stocks (Identified Cost $2,170,852)	2,712,227

Common Stocks – 2.9%

	Automobiles – 2.0%
38,573	General Motors Co.(h)	1,576,478

	Diversified Telecommunication Services – 0.4%
10	FairPoint Communications, Inc.(h)	113
1,017	Hawaiian Telcom Holdco, Inc.(h)	29,870
16,842	Telefonica S.A., Sponsored ADR	275,198

		305,181

	Household Durables – 0.5%
23,775	KB Home	434,607

	Total Common Stocks (Identified Cost $1,834,882)	2,316,266

Warrants – 0.0%
1,657	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(f)(g)(h) (Identified Cost $0)	—

Principal Amount(‡)

Short-Term Investments – 2.3%

$1,617,594	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $1,617,594 on 1/02/2014 collateralized by $1,645,000 Federal National Mortgage Association, 1.125% due 4/27/2017 valued at $1,653,225 including accrued interest(m)	1,617,594
195,000	U.S. Treasury Bill, 0.097%, 7/24/2014(n)(o)	194,915

	Total Short-Term Investments (Identified Cost $1,812,487)	1,812,509

	Total Investments – 98.7% (Identified Cost $73,485,735)(a)	77,660,406
	Other assets less liabilities – 1.3%	1,062,757

	Net Assets – 100.0%	$78,723,163

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2013, the net unrealized appreciation on investments based on a cost of $73,599,669 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,642,306
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,581,569)

Net unrealized appreciation	$4,060,737

At September 30, 2013, the Fund had a short-term capital loss carryforward of $3,066,782 which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2013 is disclosed.
(c)	The issuer is making partial payments with respect to principal.
(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended December 31, 2013, the issuer paid out 100% of the interest payments in kind.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Fair valued by the Fund’s investment adviser. At December 31, 2013, the value of these securities amounted to $833,278 or 1.1% of net assets.
(g)	Illiquid security. At December 31, 2013, the value of these securities amounted to $1,614,244 or 2.1% of net assets.
(h)	Non-income producing security.
(i)	Maturity has been extended under the terms of a plan of reorganization.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	All of this security has been designated to cover the Fund’s obligations under open futures contracts.
(l)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.

(m)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(o)	A portion of this security has been pledged as initial margin for open futures contracts.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of Rule 144A holdings amounted to $21,475,235 or 27.3% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
MXN	Mexican Peso
USD	U.S. Dollar

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	3/20/2014	4	$513,250	$7,743

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$384,135	$1,931,453	(a)	$2,315,588
Retailers	—	1,494,400	308,966	(b)	1,803,366
Transportation Services	—	173,900	465,543	(b)	639,443
All Other Non-Convertible Bonds*	—	55,817,328	—		55,817,328

Total Non-Convertible Bonds	—	57,869,763	2,705,962		60,575,725

Convertible Bonds
Wirelines	—	1,381,575	58,769	(b)	1,440,344
All Other Convertible Bonds*	—	8,803,335	—		8,803,335

Total Convertible Bonds	—	10,184,910	58,769		10,243,679

Total Bonds and Notes	—	68,054,673	2,764,731		70,819,404

Preferred Stocks
Non-Convertible Preferred Stocks*	1,356,805	—	—		1,356,805
Convertible Preferred Stocks*	1,025,057	330,365	—		1,355,422

Total Preferred Stocks	2,381,862	330,365	—		2,712,227

Common Stocks*	2,316,266	—	—		2,316,266
Warrants**	—	—	—		—
Short-Term Investments	—	1,812,509	—		1,812,509

Total Investments	4,698,128	70,197,547	2,764,731		77,660,406

Futures Contracts (unrealized appreciation)	7,743	—	—		7,743

Total	$4,705,871	$70,197,547	$2,764,731		$77,668,149

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Fair valued at zero using Level 2 inputs.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s investment adviser

A preferred stock valued at $116,852 was transferred from Level 1 to Level 2 during the period ended December 31, 2013. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The significant unobservable inputs used for those securities fair valued by the investment adviser and categorized in Level 3 as of December 31, 2013, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
Non-Convertible Bonds
Retailers	Option Adjusted Spread Model	Option Adjusted Spread[1]	435.40	$308,966
Transportation Services	Discounted Cash Flows	Discount Rate[2]	7.24% - 11.25%	465,543
Convertible Bonds
Wirelines	Market Conversion Price	Parity Discount Rate[3]	10%	58,769

Total				$833,278

[1]

Security is valued using an option adjusted spread model. The significant unobservable input used in the fair value measurement is the option adjusted spread, which is based on a market comparable company. A significant change in the option adjusted spread could have a material effect on the fair value measurement. There is an inverse relationship between the option adjusted spread and the fair value measurement, meaning a significant increase in the option adjusted spread would result in a lower fair value measurement, and vice versa.

[2]

Securities are valued using a discounted cash flow model. The significant unobservable input used in the fair value measurement is the discount rate, which is based on the investment adviser’s assumptions about the prepayment rate, credit quality, and liquidity, among other considerations. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would result in a lower fair value measurement, and vice versa.

[3]

Security is valued at parity value, discounted to reflect the small size and complexity of the issue. The significant unobservable input used in the fair value measurement is the discount rate. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would result in a lower fair value measurement, and vice versa.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or December 31, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$1,567,904	$81	$3	$47,730	$390,000	$(74,265)	$—	$—	$1,931,453	$46,095
Retailers	307,438	263	—	1,265	—	—	—	—	308,966	1,265
Transportation Services	466,925	—	186	(210)	—	(1,358)	—	—	465,543	—
Convertible Bonds
Wirelines	49,851	—	—	8,918	—	—	—	—	58,769	8,918

Total	$2,392,118	$344	$189	$57,703	$390,000	$(75,623)	$—	$—	$2,764,731	$56,278

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2013, the Fund engaged in futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2013:

Assets	Unrealized appreciation on futures contracts[1]
Exchange traded/cleared asset derivatives
Interest rate contracts	$7,743

[1]	Represents cumulative unrealized appreciation (depreciation) on futures contracts.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Cash or securities held at or pledged to counterparties for initial/variation margin for futures contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. As of December 31, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties for initial/variation margin that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $41,858.

Industry Summary at December 31, 2013 (Unaudited)

Technology	8.3%
Independent Energy	6.3
Wirelines	6.2
Home Construction	6.1
Healthcare	4.2
ABS Home Equity	4.0
Automotive	3.8
Banking	3.8
Chemicals	3.2
Wireless	3.1
Metals & Mining	3.0
Electric	3.0
Airlines	2.9
Retailers	2.7
Media Non-Cable	2.2
Media Cable	2.1
Automobiles	2.0
Other Investments, less than 2% each	29.5
Short-Term Investments	2.3

Total Investments	98.7
Other assets less liabilities (including open futures contracts)	1.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 93.3% of Net Assets

	Airlines – 0.4%
$130,000	United Airlines, Inc., 6.750%, 9/15/2015, 144A	$134,063

	Automotive – 0.4%
120,000	General Motors Financial Co., Inc., 2.750%, 5/15/2016, 144A	121,500

	Electric – 1.1%
140,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	150,115
150,000	Iberdrola Finance Ireland Ltd., 5.000%, 9/11/2019, 144A	161,386

		311,501

	Independent Energy – 0.5%
130,000	SandRidge Energy, Inc., 7.500%, 3/15/2021	136,175

	Treasuries – 90.3%
1,706,712	U.S. Treasury Inflation Indexed Bond, 0.625%, 2/15/2043(b)	1,312,301
2,534,751	U.S. Treasury Inflation Indexed Bond, 2.500%, 1/15/2029(b)	2,978,727
730,302	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(b)	971,588
4,375,544	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017(b)	4,497,237
5,122,779	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2018(b)	5,224,835
2,358,091	U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2022(b)	2,266,347
2,935,286	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2022(b)(c)	2,811,684
4,393,936	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2023(b)	4,237,745
1,512,139	U.S. Treasury Inflation Indexed Note, 2.125%, 1/15/2019(b)	1,688,635

		25,989,099

	Wirelines – 0.6%
150,000	Telefonica Emisiones SAU, 6.421%, 6/20/2016	167,152

	Total Bonds and Notes (Identified Cost $28,374,633)	26,859,490

Shares

Preferred Stocks – 0.5%

	Aerospace & Defense – 0.5%
2,100	United Technologies Corp., 7.500% (Identified Cost $105,000)	137,487

Notional Amount	Description	Value (†)

Purchased Swaptions – 5.6%

	Interest Rate Swaptions – 5.6%
$17,500,000	2-year Interest Rate Swap Put, expiring 3/11/2014, Pay 3-month LIBOR, Receive 0.674%(d)(e)	$44,135
9,000,000	2-year Interest Rate Swap Put, expiring 9/19/2014, Pay 3-month LIBOR, Receive 1.080%(d)(f)	55,827
11,750,000	5-year Interest Rate Swap Put, expiring 3/27/2014, Pay 3-month LIBOR, Receive 1.378%(d)(e)	893
27,500,000	10-year Interest Rate Swap Call, expiring 6/22/2015, Pay 3.440%, Receive 3-month LIBOR(d)(e)	1,504,030

	Total Purchased Swaptions (Identified Cost $1,594,997)	1,604,885

Principal Amount

Short-Term Investments – 1.7%
459,412	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $459,412 on 1/02/2014 collateralized by $435,000 U.S. Treasury Note, 3.250% due 7/31/2016 valued at $470,344 including accrued interest(g)	459,412
25,000	U.S. Treasury Bill, 0.021%, 1/02/2014(h)(i)	25,000

	Total Short-Term Investments (Identified Cost $484,412)	484,412

	Total Investments – 101.1% (Identified Cost $30,559,042)(a)	29,086,274
	Other assets less liabilities – (1.1)%	(302,698)

	Net Assets – 100.0%	$28,783,576

Notional Amount

Written Swaptions – (3.2%)

	Interest Rate Swaptions – (3.2)%
$17,500,000	2-year Interest Rate Swap Put, expiring 3/11/2014, Pay 0.398%, Receive 3-month LIBOR(d)(e)	$(543)
11,750,000	5-year Interest Rate Swap Put, expiring 3/27/2014, Pay 0.957%, Receive 3-month LIBOR(d)(e)	—
27,500,000	10-year Interest Rate Swap Call, expiring 6/22/2015, Pay 3-month LIBOR, Receive 3.940%(d)(e)	(932,607)

	Total Written Swaptions (Premiums Received $927,461)	$(933,150)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other swaptions not priced through an independent pricing service are valued based on prices obtained from broker-dealers.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2013, the net unrealized depreciation on investments based on a cost of $30,789,486 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$250,825
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,954,037)

Net unrealized depreciation	$(1,703,212)

(b)	Treasury Inflation Protected Security (TIPS).
(c)	A portion of this security has been designated to cover the Fund’s obligations under open futures contracts or interest rate swaptions.

(d)	The Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate.

When the Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When the Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

(e)	Counterparty is Citibank, N.A.
(f)	Counterparty is Credit Suisse International.
(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(h)	A portion of this security has been pledged as initial margin for open futures contracts.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of Rule 144A holdings amounted to $567,064 or 2.0% of net assets.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	3/31/2014	3	$357,938	$4,682

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$26,859,490	$—	$26,859,490
Preferred Stocks*	137,487	—	—	137,487
Purchased Swaptions*	—	1,604,885	—	1,604,885
Short-Term Investments	—	484,412	—	484,412

Total Investments	137,487	28,948,787	—	29,086,274

Futures Contracts (unrealized appreciation)	4,682	—	—	4,682

Total	$142,169	$28,948,787	$—	$29,090,956

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Swaptions*	$—	$(933,150)	$—	$(933,150)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2013, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts and swaptions.

The Fund may use interest rate swaps and interest rate swaptions to gain exposure, such as to enter into a contract to benefit from a rise or fall in interest rates. During the period ended December 31, 2013, the Fund engaged in interest rate swaptions for this purpose.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts, interest rate swaps and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2013, the Fund used futures contracts and interest rate swaptions to hedge against changes in interest rates and also used interest rate swaptions to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2013:

Assets	Investments at value[1]	Unrealized appreciation on futures contracts[2]	Total
Over-the-counter asset derivatives
Interest rate contracts	$1,604,885	$—	$1,604,885
Exchange traded/cleared asset derivatives
Interest rate contracts	—	4,682	4,682

Total asset derivatives	$1,604,885	$4,682	$1,609,567

Liabilities	Swaptions written at value	Unrealized depreciation on futures contracts[2]	Total
Over-the-counter liability derivatives
Interest rate contracts	$(933,150)	$—	$(933,150)

[1]	Represents purchased swaptions, at value.
[2]	Represents cumulative unrealized appreciation (depreciation) on futures contracts.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts and interest rate swaptions, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of December 31, 2013, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin for futures contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. As of December 31, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $1,610,166 and the amount of loss that the Fund would incur after taking into account master netting arrangements pursuant to ISDA agreements is $61,108. These amounts include cash received by the Fund in the amount of $640,000.

Industry Summary at December 31, 2013 (Unaudited)

Treasuries	90.3%
Purchased Swaptions	5.6
Other Investments, less than 2% each	3.5
Short-Term Investments	1.7

Total Investments	101.1
Other assets less liabilities (including open written swaptions and futures contracts)	(1.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 79.8% of Net Assets

Non-Convertible Bonds – 64.6%

	Aerospace & Defense – 2.4%
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	$133,131
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,185,875
500,000	Ducommun, Inc., 9.750%, 7/15/2018	556,250
3,220,000	GenCorp, Inc., 7.125%, 3/15/2021	3,445,400
900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	761,674
5,200,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	4,877,792
2,610,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	2,322,900
1,580,000	TransDigm, Inc., 7.500%, 7/15/2021	1,698,500

		15,981,522

	Airlines – 3.0%
4,890,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	4,812,939
435,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	423,038
435,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	443,804
319,879	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	363,062
81,472	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	86,054
62,825	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	67,065
293,119	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	329,758
318,014	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	321,989
1,150,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	1,201,750
408,598	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	445,371
3,152,423	US Airways Pass Through Trust, Series 2010-1C, Class C, 11.000%, 10/22/2014, 144A	3,310,044
1,485,412	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,719,364
362,269	US Airways Pass Through Trust, Series 2011-1C, Class C, 10.875%, 10/22/2014	378,572
297,079	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	331,243
2,934,235	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	3,095,618
2,250,000	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	2,216,250

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$300,000	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	$305,217
502,000	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	501,483

		20,352,621

	Automotive – 0.5%
1,000,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	1,052,500
15,000	Ford Motor Co., 6.375%, 2/01/2029	16,503
95,000	Ford Motor Co., 6.625%, 2/15/2028	103,380
230,000	Ford Motor Co., 7.125%, 11/15/2025	268,249
40,000	Ford Motor Co., 7.500%, 8/01/2026	47,370
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,090,000

		3,578,002

	Banking – 5.1%
2,700,000	Banco Santander Brasil S.A./Cayman Islands, 8.000%, 3/18/2016, 144A, (BRL)	1,058,599
915,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(b)	1,013,820
4,520,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	3,801,251
7,410,000	HBOS PLC, 6.000%, 11/01/2033, 144A	7,142,277
9,495,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	10,740,051
7,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	562,934
11,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	858,036
1,700,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 144A(b)	1,623,500
475,000	RBS Capital Trust A, 2.393%, (EUR)(b)(c)	592,032
80,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, (EUR)(b)	97,950
135,000	RBS Capital Trust I, 2.112%(b)(c)	126,225
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(b)	148,000
85,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%(b)	82,450
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,601,571
105,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(b)	119,204
1,545,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(b)	1,796,010

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$85,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/29/2017, variable rate thereafter), 7.640%(b)	$82,875
435,000	Societe Generale S.A., (fixed rate to 1/26/2015, variable rate thereafter), 4.196%, (EUR)(b)	598,429

		34,045,214

	Brokerage – 0.4%
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,558,475
1,045,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,085,829
165,000	Jefferies Group LLC, 6.875%, 4/15/2021	187,940

		2,832,244

	Building Materials – 0.9%
3,530,000	Building Materials Holding Corp., 9.000%, 9/15/2018, 144A	3,803,575
670,000	Masco Corp., 6.500%, 8/15/2032	658,275
1,225,000	Owens Corning, Inc., 7.000%, 12/01/2036	1,313,274

		5,775,124

	Chemicals – 2.6%
3,043,000	Hercules, Inc., 6.500%, 6/30/2029	2,647,410
3,687,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	3,829,871
3,190,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	3,182,025
1,824,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(d)	1,623,360
539,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(d)	528,220
2,641,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(d)	2,535,360
4,658,977	Reichhold Industries, Inc., 9.000% (11.000% PIK), 5/08/2017, 144A(d)(e)(f)	2,376,079
600,000	U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/01/2021, 144A	639,750

		17,362,075

	Commercial Mortgage-Backed Securities – 0.0%
320,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.804%, 8/10/2045(c)	325,134

	Consumer Cyclical Services – 0.3%
135,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	131,625
1,902,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	1,607,190

		1,738,815

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Products – 0.3%
$2,270,000	Visant Corp., 10.000%, 10/01/2017	$2,201,900

	Electric – 0.7%
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,119,250
1,000,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	1,072,250
3,455,828	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250% (12.250% PIK), 12/01/2018, 144A(e)	2,401,800

		4,593,300

	Environmental – 0.1%
536,000	ADS Waste Holdings, Inc., 8.250%, 10/01/2020	581,560

	Food & Beverage – 0.4%
1,350,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	1,447,875
1,545,000	Wells Enterprises, Inc., 6.750%, 2/01/2020, 144A	1,568,175

		3,016,050

	Government Guaranteed – 0.9%
1,185,000	Autonomous Community of Catalonia, 4.950%, 2/11/2020, (EUR)	1,619,340
4,720,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	4,192,477

		5,811,817

	Government Owned - No Guarantee – 0.3%
16,700,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	1,344,782
75,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	589,372

		1,934,154

	Government Sponsored – 0.7%
3,440,000	Eksportfinans ASA, 2.000%, 9/15/2015	3,388,400
1,250,000	Eksportfinans ASA, 2.375%, 5/25/2016	1,229,688

		4,618,088

	Healthcare – 3.2%
2,825,000	HCA, Inc., 5.875%, 5/01/2023	2,789,687
1,065,000	HCA, Inc., 7.050%, 12/01/2027	1,049,025
970,000	HCA, Inc., 7.500%, 12/15/2023	1,047,600
4,660,000	HCA, Inc., 7.500%, 11/06/2033	4,660,000
1,815,000	HCA, Inc., 7.690%, 6/15/2025	1,896,675

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$375,000	HCA, Inc., 8.360%, 4/15/2024	$412,500
945,000	HCA, Inc., MTN, 7.580%, 9/15/2025	980,438
1,550,000	HCA, Inc., MTN, 7.750%, 7/15/2036	1,542,250
7,644,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	6,650,280

		21,028,455

	Home Construction – 0.8%
300,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	300,000
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	789,390
755,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	815,400
400,000	Pulte Group, Inc., 6.000%, 2/15/2035	339,000
2,460,000	Pulte Group, Inc., 6.375%, 5/15/2033	2,226,300
870,000	Pulte Group, Inc., 7.875%, 6/15/2032	893,925

		5,364,015

	Independent Energy – 2.4%
150,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	224,927
3,442,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	2,366,375
5,380,000	Connacher Oil and Gas Ltd., 8.750%, 8/01/2018, 144A, (CAD)	3,481,996
1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(g)	86,000
600,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(g)	48,000
3,680,000	Rex Energy Corp., 8.875%, 12/01/2020	4,029,600
2,400,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	2,394,000
3,360,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	3,410,400

		16,041,298

	Industrial Other – 0.4%
635,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	688,975
1,705,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	1,679,425

		2,368,400

	Life Insurance – 2.5%
1,600,000	American International Group, Inc., 6.250%, 3/15/2087	1,600,000

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – continued
$6,535,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	$7,907,350
4,400,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(b)	4,301,000
280,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	359,800
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,256,750

		16,424,900

	Local Authorities – 0.8%
1,535,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	1,972,854
100,000	City of Madrid, Spain, 4.550%, 6/16/2036, (EUR)	102,171
905,000	City of Rome, Italy, EMTN, 5.345%, 1/27/2048, (EUR)	1,132,957
2,095,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	2,047,778

		5,255,760

	Media Cable – 0.7%
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,093,175
3,130,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	2,371,178

		4,464,353

	Media Non-Cable – 2.4%
2,210,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	2,121,600
4,405,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	4,382,975
1,770,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A	1,898,325
980,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A	1,051,050
480,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	484,800
1,206,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	1,311,525
1,185,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	1,315,350
3,230,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	3,698,350

		16,263,975

	Metals & Mining – 3.6%
5,685,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	5,230,200
1,880,000	Barrick Gold Corp., 5.250%, 4/01/2042	1,568,179
540,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	460,032

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$377,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	$356,265
11,060,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	6,746,600
3,125,000	Hecla Mining Co., 6.875%, 5/01/2021, 144A	3,000,000
800,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	816,000
2,020,000	United States Steel Corp., 6.650%, 6/01/2037	1,737,200
3,680,000	United States Steel Corp., 7.500%, 3/15/2022	3,910,000

		23,824,476

	Non-Captive Consumer – 1.4%
1,000,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	840,000
875,000	SLM Corp., MTN, 7.250%, 1/25/2022	925,312
115,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	112,672
4,550,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	3,770,812
2,015,000	Springleaf Finance Corp., 7.750%, 10/01/2021	2,176,200
805,000	Springleaf Finance Corp., 8.250%, 10/01/2023	871,413
810,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	885,330

		9,581,739

	Non-Captive Diversified – 1.7%
250,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	214,195
970,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	814,084
3,035,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	2,581,984
180,000	International Lease Finance Corp., 5.875%, 4/01/2019	191,700
135,000	International Lease Finance Corp., 6.250%, 5/15/2019	146,138
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	351,000
3,980,000	iStar Financial, Inc., 4.875%, 7/01/2018	3,965,075
840,000	iStar Financial, Inc., 5.850%, 3/15/2017	899,850
885,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	929,250
1,040,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	1,094,600

		11,187,876

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – 1.4%
$1,790,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	$1,848,175
3,425,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	3,818,875
3,995,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	3,515,600

		9,182,650

	Packaging – 1.1%
6,050,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	6,458,375
600,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.000%, 4/15/2019	643,500
510,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	487,050

		7,588,925

	Pipelines – 0.4%
2,470,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	2,043,925
1,000,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	962,500

		3,006,425

	Property & Casualty Insurance – 0.7%
1,920,000	MBIA Insurance Corp., 11.504%, 1/15/2033, 144A(c)(h)	1,449,600
3,245,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(b)	3,343,869

		4,793,469

	Railroads – 0.7%
4,000,000	Hellenic Railways Organization S.A., EMTN, 0.560%, 5/24/2016, (EUR)(c)(d)	4,347,210
314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)	259,050
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(d)	27,600

		4,633,860

	REITs – Office Property – 0.1%
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	517,562

	Retailers – 1.5%
450,000	Dillard’s, Inc., 7.000%, 12/01/2028	459,000
1,895,000	Dillard’s, Inc., 7.750%, 7/15/2026	2,008,700
125,000	Dillard’s, Inc., 7.750%, 5/15/2027	132,500
170,000	Dillard’s, Inc., 7.875%, 1/01/2023	187,850

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – continued
$1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022(f)	$1,852,695
180,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	134,100
7,385,000	Toys R Us, Inc., 7.375%, 10/15/2018	5,464,900

		10,239,745

	Sovereigns – 0.8%
1,153,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	103,988
24,214,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	2,154,787
6,561,000,000	Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	606,178
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,710,067
66,455,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	391,443
24,750,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	146,793
32,615,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	208,530

		5,321,786

	Supermarkets – 3.1%
425,000	American Stores Co., 7.900%, 5/01/2017	497,250
360,000	American Stores Co., 8.000%, 6/01/2026	500,400
1,865,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	2,480,450
4,190,000	New Albertson’s, Inc., 7.450%, 8/01/2029	3,435,800
2,170,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,757,700
9,470,000	New Albertson’s, Inc., 8.000%, 5/01/2031	7,812,750
4,125,000	New Albertson’s, Inc., 8.700%, 5/01/2030	3,568,125
1,100,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	792,000

		20,844,475

	Supranational – 0.1%
4,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	355,859

	Technology – 4.3%
10,465,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	9,261,525
4,210,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	3,683,750
200,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	207,750

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$2,600,000	Alcatel-Lucent USA, Inc., 8.875%, 1/01/2020, 144A	$2,899,000
3,420,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,514,050
1,590,000	First Data Corp., 11.250%, 1/15/2021, 144A	1,754,963
3,190,000	First Data Corp., 11.750%, 8/15/2021, 144A	3,365,450
12,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	11,885
4,000,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019	4,200,000

		28,898,373

	Textile – 0.9%
3,235,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	2,745,706
2,835,000	Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	3,005,100

		5,750,806

	Transportation Services – 1.3%
3,285,000	APL Ltd., 8.000%, 1/15/2024(d)	3,087,900
678,618	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015(f)	690,494
289,324	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(f)(h)(i)	379,014
135,659	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(f)	136,514
399,542	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(f)(h)(i)	523,399
40,344	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(f)(h)(i)	55,675
2,710,000	Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	2,920,025
740,000	Teekay Corp., 8.500%, 1/15/2020	800,125

		8,593,146

	Treasuries – 2.9%
1,365,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	11,628,088
1,590,000	Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	282,555
4,365,000	Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	753,931
770,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, 144A, (EUR)	934,610
560,000	Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, 144A, (EUR)	558,495
175,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, 144A, (EUR)	228,903

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
4,070,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, 144A, (EUR)	$5,159,657

		19,546,239

	Wireless – 1.5%
29,970,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	2,115,267
2,725,000	NII Capital Corp., 7.625%, 4/01/2021	1,117,250
3,061,000	NII Capital Corp., 10.000%, 8/15/2016	1,622,330
4,085,000	Sprint Capital Corp., 6.875%, 11/15/2028	3,850,112
840,000	Sprint Capital Corp., 6.900%, 5/01/2019	917,700
215,000	Sprint Capital Corp., 8.750%, 3/15/2032	230,588

		9,853,247

	Wirelines – 5.3%
205,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(j)	190,138
385,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	343,613
3,465,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	3,638,250
1,120,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	1,629,532
1,620,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	1,717,200
465,000	Frontier Communications Corp., 7.000%, 11/01/2025	434,775
4,351,000	Frontier Communications Corp., 7.875%, 1/15/2027	4,176,960
902,000	Frontier Communications Corp., 8.750%, 4/15/2022	1,001,220
2,600,000	Frontier Communications Corp., 9.000%, 8/15/2031	2,554,500
905,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	959,300
200,000	Oi S.A., 5.750%, 2/10/2022, 144A	184,000
250,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	355,962
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	1,188,604
2,100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	3,026,195
1,100,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,585,573
1,439,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,561,315
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	734,000

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	$1,454,250
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	5,105,390
645,000	Qwest Corp., 7.250%, 9/15/2025	686,902
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,362,734
1,315,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,139,119
140,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	126,700

		35,156,232

	Total Non-Convertible Bonds (Identified Cost $403,125,916)	430,835,666

Convertible Bonds – 15.1%

	Airlines – 0.3%
1,705,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	1,981,022

	Automotive – 1.0%
3,530,000	Ford Motor Co., 4.250%, 11/15/2016	6,512,850

	Construction Machinery – 0.6%
916,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(j)	876,497
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	3,048,566

		3,925,063

	Healthcare – 0.6%
1,325,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	1,353,156
860,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	934,713
610,000	Omnicare, Inc., 3.750%, 12/15/2025	1,401,475

		3,689,344

	Home Construction – 1.1%
440,000	KB Home, 1.375%, 2/01/2019	436,975
2,295,000	Lennar Corp., 3.250%, 11/15/2021, 144A	4,125,262
2,050,000	Standard Pacific Corp., 1.250%, 8/01/2032	2,713,688

		7,275,925

	Independent Energy – 1.4%
5,585,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	5,208,013

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Independent Energy – continued
$3,395,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	$3,445,925
695,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	726,709

		9,380,647

	Life Insurance – 1.2%
6,533,000	Old Republic International Corp., 3.750%, 3/15/2018	8,125,419

	Metals & Mining – 0.4%
1,250,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,471,094
970,000	United States Steel Corp., 2.750%, 4/01/2019	1,284,037

		2,755,131

	Non-Captive Diversified – 0.3%
2,145,000	Jefferies Group LLC, 3.875%, 11/01/2029	2,269,678

	Pharmaceuticals – 0.2%
225,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	238,359
310,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	331,506
660,000	Illumina, Inc., 0.250%, 3/15/2016, 144A	916,988

		1,486,853

	REITs - Mortgage – 0.1%
470,000	iStar Financial, Inc., 3.000%, 11/15/2016	641,550

	Technology – 6.9%
7,895,000	Ciena Corp., 0.875%, 6/15/2017	8,072,637
4,140,000	Ciena Corp., 3.750%, 10/15/2018, 144A	5,964,188
175,000	Ciena Corp., 4.000%, 3/15/2015, 144A	227,063
3,595,000	Intel Corp., 3.250%, 8/01/2039	4,886,953
45,424	Liberty Media LLC, 3.500%, 1/15/2031	24,018
3,130,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032	7,240,081
855,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032	1,946,728
12,934,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	12,731,906
960,000	Nuance Communications, Inc., 2.750%, 11/01/2031	937,800
230,000	SanDisk Corp., 1.500%, 8/15/2017	338,963

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$1,050,000	Teradyne, Inc., 4.500%, 3/15/2014	$3,379,031

		45,749,368

	Textile – 0.6%
3,080,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	4,233,075

	Utility Other – 0.1%
250,000	CMS Energy Corp., 5.500%, 6/15/2029	493,750

	Wirelines – 0.3%
233,700	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(d)(f)(j)(k)	31,501
1,210,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(d)	1,648,625
400,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	559,084

		2,239,210

	Total Convertible Bonds (Identified Cost $71,075,049)	100,758,885

Municipals – 0.1%

	District of Columbia – 0.1%
540,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047 (Identified Cost $540,000)	582,795

	Total Bonds and Notes (Identified Cost $474,740,965)	532,177,346

Senior Loans – 2.2%

	Automotive – 0.2%
1,245,588	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(c)	1,261,157

	Chemicals – 0.3%
500,000	Allnex USA, Inc., 2nd Lien Term Loan, 8.250%, 4/03/2020(c)	512,190
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/18/2020(c)	1,622,075

		2,134,265

	Consumer Products – 0.0%
311,720	Visant Corp., Term Loan B, 5.250%, 12/22/2016(c)	306,785

	Diversified Manufacturing – 0.0%
275,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/18/2020(c)	279,813

	Food & Beverage – 0.1%
503,738	DS Waters of America, Inc., New Term Loan, 5.250%, 8/31/2020(c)	510,664

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Healthcare – 0.2%
$1,119,375	Apria Healthcare Group, Inc., Term Loan, 6.750%, 4/05/2020(c)	$1,121,703

	Media Non-Cable – 0.0%
55,440	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(c)	41,295

	Metals & Mining – 0.1%
513,500	Essar Steel Algoma, Inc., ABL Term Loan, 9.250%, 9/19/2014(c)	516,068

	Non-Captive Diversified – 0.6%
3,672,127	Istar Financial, Inc., Add on Term Loan A2, 7.000%, 3/17/2017(c)	3,791,471

	Oil Field Services – 0.2%
1,493,300	Frac Tech International LLC, Term Loan B, 8.500%, 5/06/2016(c)	1,497,346

	Other Utility – 0.1%
398,000	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(c)	392,030
325,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(c)	318,500
28,250	PowerTeam Services LLC, Delayed Draw Term Loan, 3.250%, 5/06/2020(l)	27,826
21,750	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(c)	21,424

		759,780

	Retailers – 0.1%
335,000	Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(c)	321,915

	Supermarkets – 0.1%
916,315	Supervalu, Inc., Refi Term Loan B, 5.000%, 3/21/2019(c)	924,187

	Wirelines – 0.2%
744,375	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(c)	768,381
738,561	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(c)	740,222
65,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(c)	66,739

		1,575,342

	Total Senior Loans (Identified Cost $14,735,125)	15,041,791

Shares

Common Stocks – 12.2%

	Automobiles – 2.3%
465,000	Ford Motor Co.	7,174,950
206,460	General Motors Co.(h)	8,438,020

		15,612,970

Shares	Description	Value (†)

Common Stocks – continued

	Chemicals – 1.9%
156,958	Dow Chemical Co. (The)	$6,968,935
30,167	PPG Industries, Inc.	5,721,473

		12,690,408

	Containers & Packaging – 0.3%
40,621	Owens-Illinois, Inc.(h)	1,453,419
2,452	Rock-Tenn Co., Class A	257,485

		1,710,904

	Diversified Telecommunication Services – 0.3%
22,435	FairPoint Communications, Inc.(h)	253,740
2,627	Hawaiian Telcom Holdco, Inc.(h)	77,155
117,962	Telefonica S.A., Sponsored ADR	1,927,499

		2,258,394

	Electronic Equipment, Instruments & Components – 3.0%
1,119,766	Corning, Inc.	19,954,230

	Food Products – 0.0%
3,100	ConAgra Foods, Inc.	104,470

	Household Durables – 0.0%
6,775	KB Home	123,847

	Oil, Gas & Consumable Fuels – 0.7%
2,846	Chesapeake Energy Corp.	77,240
82,985	Repsol YPF S.A., Sponsored ADR	2,098,691
33,796	Royal Dutch Shell PLC, ADR	2,408,641

		4,584,572

	Pharmaceuticals – 1.8%
64,900	Bristol-Myers Squibb Co.	3,449,435
74,297	Valeant Pharmaceuticals International, Inc.(h)	8,722,468

		12,171,903

	REITs - Apartments – 0.1%
6,185	Apartment Investment & Management Co., Class A	160,254
32,565	Associated Estates Realty Corp.	522,668

		682,922

	REITs - Shopping Centers – 0.0%
7,868	DDR Corp.	120,931

	Semiconductors & Semiconductor Equipment – 1.5%
372,408	Intel Corp.	9,667,712

	Trading Companies & Distributors – 0.3%
20,913	United Rentals, Inc.(h)	1,630,168

	Total Common Stocks (Identified Cost $54,595,929)	81,313,431

Shares	Description	Value (†)

Preferred Stocks – 2.9%

Convertible Preferred Stocks – 1.9%

	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	$152,490

	Electric – 0.1%
17,119	AES Trust III, 6.750%	859,031

	Home Construction – 0.1%
11,000	Hovnanian Enterprises, Inc., 7.250%	353,430

	Independent Energy – 0.2%
5,543	Chesapeake Energy Corp., 5.000%	540,442
190	Chesapeake Energy Corp., Series A, 5.750%, 144A	220,163
3,552	SandRidge Energy, Inc., 7.000%	352,092

		1,112,697

	Metals & Mining – 0.2%
33,725	ArcelorMittal, 6.000%	876,850
27,225	Cliffs Natural Resources, Inc., 7.000%	625,086

		1,501,936

	Pipelines – 0.5%
54,200	El Paso Energy Capital Trust I, 4.750%	3,042,246

	REITs - Diversified – 0.3%
35,615	Weyerhaeuser Co., Series A, 6.375%	1,995,865

	Technology – 0.5%
3,260	Lucent Technologies Capital Trust I, 7.750%	3,276,300

	Wirelines – 0.0%
35	Cincinnati Bell, Inc., 6.750%	1,588

	Total Convertible Preferred Stocks (Identified Cost $10,405,462)	12,295,583

Non-Convertible Preferred Stocks – 1.0%

	Banking – 0.7%
4,153	Ally Financial, Inc., Series G, 7.000%, 144A	3,966,504
18,000	Bank of America Corp., 6.375%	418,500
7,075	Countrywide Capital IV, 6.750%	176,097

		4,561,101

Shares	Description	Value (†)

Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Home Construction – 0.2%
96,887	Hovnanian Enterprises, Inc., 7.625%(h)	$1,361,262

	Non-Captive Consumer – 0.1%
12,475	SLM Corp., Series A, 6.970%	571,355

	Non-Captive Diversified – 0.0%
5,300	iStar Financial, Inc., Series F, 7.800%	120,469
2,575	iStar Financial, Inc., Series G, 7.650%	58,813

		179,282

	REITs - Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	182,275

	Total Non-Convertible Preferred Stocks (Identified Cost $4,930,796)	6,855,275

	Total Preferred Stocks (Identified Cost $15,336,258)	19,150,858

Warrants – 0.0%
34,303	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(d)(f)(h) (Identified Cost $0)	—

Principal Amount (‡)

Short-Term Investments – 1.6%
$121,975	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2013 at 0.000% to be repurchased at $121,975 on 1/02/2014 collateralized by $140,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $127,746 including accrued interest(m)	121,975
10,588,968	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $10,588,968 on 1/02/2014 collateralized by $9,990,000 U.S. Treasury Note, 3.250% due 7/31/2016 valued at $10,801,688 including accrued interest(m)	10,588,968

	Total Short-Term Investments (Identified Cost $10,710,943)	10,710,943

	Total Investments – 98.7% (Identified Cost $570,119,220)(a)	658,394,369
	Other assets less liabilities – 1.3%	8,643,847

	Net Assets – 100.0%	$667,038,216

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2013, the net unrealized appreciation on investments based on a cost of $570,437,184 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$111,516,141
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(23,558,956)

Net unrealized appreciation	$87,957,185

(b)	Perpetual bond with no specified maturity date.
(c)	Variable rate security. Rate as of December 31, 2013 is disclosed.
(d)	Illiquid security. At December 31, 2013, the value of these securities amounted to $16,464,905 or 2.5% of net assets.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended December 31, 2013, the issuer paid out 100% of the interest payments in-kind.
(f)	Fair valued security by the Fund’s investment adviser. At December 31, 2013, the value of these securities amounted to $6,045,371 or 0.9% of net assets.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Non-income producing security.
(i)	Maturity has been extended under the terms of a plan of reorganization.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(l)	Unfunded loan commitment. Represents a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(m)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of Rule 144A holdings amounted to $152,544,646 or 22.9% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-In-Kind
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$7,265,193	$13,087,428	(a)	$20,352,621
Chemicals	—	14,985,996	2,376,079	(b)	17,362,075
Retailers	—	8,387,050	1,852,695	(b)	10,239,745
Transportation Services	—	6,808,050	1,785,096	(b)	8,593,146
All Other Non-Convertible Bonds*	—	374,288,079	—		374,288,079

Total Non-Convertible Bonds	—	411,734,368	19,101,298		430,835,666

Convertible Bonds
Wirelines	—	2,207,709	31,501	(b)	2,239,210
All Other Convertible Bonds*	—	98,519,675	—		98,519,675

Total Convertible Bonds	—	100,727,384	31,501		100,758,885

Municipals*	—	582,795	—		582,795

Total Bonds and Notes	—	513,044,547	19,132,799		532,177,346

Senior Loans*	—	15,041,791	—		15,041,791
Common Stocks*	81,313,431	—	—		81,313,431
Preferred Stocks
Convertible Preferred Stocks
Wirelines	—	1,588	—		1,588
All Other Convertible Preferred Stocks*	12,293,995	—	—		12,293,995

Total Convertible Preferred Stocks	12,293,995	1,588	—		12,295,583

Non-Convertible Preferred Stocks*	6,855,275	—	—		6,855,275

Total Preferred Stocks	19,149,270	1,588	—		19,150,858

Warrants**	—	—	—		—
Short-Term Investments	—	10,710,943	—		10,710,943

Total	$100,462,701	$538,798,869	$19,132,799		$658,394,369

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

**	Fair valued at zero using Level 2 inputs.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s investment adviser.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or December 31, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$13,927,958	$534	$1,840	$184,209	$—	$(1,027,113)	$—	$—	$13,087,428	$232,656
Chemicals	—	11,673	—	(1,278,870)	242,885	—	3,400,391	—	2,376,079	(1,278,870)
Retailers	1,843,529	3,805	—	5,361	—	—	—	—	1,852,695	5,361
Transportation Services	1,883,685	—	23,369	(24,959)	—	(96,999)	—	—	1,785,096	1
Convertible Bonds
Wirelines	26,720	—	—	4,781	—	—	—	—	31,501	4,781

Total	$17,681,892	$16,012	$25,209	$(1,109,478)	$242,885	$(1,124,112)	$3,400,391	$—	$19,132,799	$(1,036,071)

A debt security valued at $3,400,391 was transferred from Level 2 to Level 3 during the period ended December 31, 2013. At December 31, 2013, this security was valued at fair value as determined in good faith by the Fund’s investment adviser.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2013 (Unaudited)

Technology	11.7%
Wirelines	5.8
Banking	5.8
Chemicals	4.8
Metals & Mining	4.3
Independent Energy	4.0
Healthcare	4.0
Life Insurance	3.7
Airlines	3.3
Supermarkets	3.2
Electronic Equipment, Instruments & Components	3.0
Treasuries	2.9
Non-Captive Diversified	2.6
Media Non-Cable	2.4
Aerospace & Defense	2.4
Automobiles	2.3
Home Construction	2.2
Pharmaceuticals	2.0
Other Investments, less than 2% each	26.7
Short-Term Investments	1.6

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 99.0% of Net Assets

Non-Convertible Bonds – 98.3%

	ABS Car Loan – 6.9%
$21,824	AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A2, 0.760%, 10/08/2015	$21,828
160,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.660%, 9/10/2018	160,554
100,000	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class B, 1.520%, 1/08/2019	99,650
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	125,330
290,000	California Republic Auto Receivables Trust, Series 2013-2, Class A2, 1.230%, 3/15/2019	289,782
285,000	Capital Auto Receivables Asset Trust, Series 2013-1, Class A3, 0.790%, 6/20/2017	284,657
265,000	Capital Auto Receivables Asset Trust, Series 2013-3, Class A3, 1.310%, 12/20/2017	266,122
38,807	Carfinance Capital Auto Trust, Series 2013-1A, Class A, 1.650%, 7/17/2017, 144A	38,721
31,983	CarMax Auto Owner Trust, Series 2011-1, Class A3, 1.290%, 9/15/2015	32,012
105,000	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 7/16/2018	104,843
175,000	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 7/16/2018, 144A	174,855
250,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	249,940
210,000	First Investors Auto Owner Trust, Series 2013-3A, Class A3, 1.440%, 10/15/2019, 144A	209,401
288,251	Flagship Credit Auto Trust, Series 2013-1, Class A, 1.320%, 4/16/2018, 144A	287,780
215,000	Santander Drive Auto Receivables Trust, Series 2013-1, Class A3, 0.620%, 6/15/2017	214,853
165,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.190%, 5/15/2018	164,269
385,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class B, 2.160%, 1/15/2020	390,570
190,000	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	189,962
200,000	SMART Trust/Australia, Series 2013-1US, Class A4A, 1.050%, 10/14/2018	197,858
260,000	SMART Trust/Australia, Series 2013-2US, Class A4A, 1.180%, 2/14/2019	256,802
4,303	World Omni Auto Receivables Trust, Series 2011-A, Class A3, 1.110%, 5/15/2015	4,304

		3,764,093

	ABS Credit Card – 1.0%
560,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	575,073

	ABS Home Equity – 0.2%
75,864	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.198%, 7/25/2021(b)	72,040

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$42,373	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	$43,270

		115,310

	ABS Other – 2.2%
89,540	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	88,838
390,000	GE Dealer Floorplan Master Note Trust, Series 2012-3, Class A, 0.657%, 6/20/2017(b)	391,045
305,668	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	305,316
430,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	436,450

		1,221,649

	ABS Student Loan – 2.6%
210,308	Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1, 0.767%, 9/20/2022(b)	210,178
550,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.038%, 7/25/2025(b)	550,654
650,000	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.238%, 7/25/2025(b)	656,870

		1,417,702

	Aerospace & Defense – 0.6%
285,000	Raytheon Co., 3.125%, 10/15/2020	285,325
60,000	Rockwell Collins, Inc., 0.593%, 12/15/2016(b)	59,999

		345,324

	Airlines – 0.9%
320,000	British Airways Pass Through Trust, Series 2013-1, Class A, 4.625%, 6/20/2024, 144A	323,699
129,307	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	148,703

		472,402

	Automotive – 1.6%
500,000	Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	625,225
230,000	Toyota Motor Credit Corp., MTN, 2.000%, 9/15/2016	236,580

		861,805

	Banking – 7.1%
330,000	Bank of America Corp., 1.281%, 1/15/2019(b)	332,579
245,000	Bank of America Corp., 6.000%, 9/01/2017	279,739
330,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018(c)	395,132
300,000	BNP Paribas S.A., 2.400%, 12/12/2018	300,191

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$182,000	Citigroup, Inc., 6.010%, 1/15/2015	$191,654
285,000	Goldman Sachs Group, Inc. (The), 6.250%, 9/01/2017	326,285
275,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	316,656
130,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	153,708
245,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	282,462
560,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018(c)	655,253
65,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	65,463
40,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	42,654
260,000	Wells Fargo & Co., 3.676%, 6/15/2016	276,833
245,000	Wells Fargo & Co., 4.125%, 8/15/2023	241,533

		3,860,142

	Building Materials – 0.1%
30,000	Masco Corp., 7.125%, 3/15/2020	34,245

	Chemicals – 1.5%
295,000	Alpek S.A. de CV, 5.375%, 8/08/2023, 144A	293,156
245,000	CF Industries, Inc., 7.125%, 5/01/2020	287,175
140,000	Eastman Chemical Co., 4.500%, 1/15/2021	143,771
90,000	Methanex Corp., 3.250%, 12/15/2019	89,325

		813,427

	Collateralized Mortgage Obligations – 12.0%
725,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021	766,422
570,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023	563,758
420,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	427,986
1,035,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019(c)	1,030,767
360,000	FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2, 2.086%, 3/25/2019	356,667
1,460,000	FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.883%, 5/25/2019	1,429,016
1,135,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019(c)	1,099,413
446,143	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.518%, 4/25/2019(b)	445,290

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Collateralized Mortgage Obligations – continued
$140,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	$144,614
270,808	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.613%, 10/07/2020(b)	272,265

		6,536,198

	Commercial Mortgage-Backed Securities – 14.5%
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	43,680
425,000	CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class A2, 1.267%, 5/15/2030, 144A(b)	425,266
95,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	91,744
125,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class A4, 4.046%, 10/10/2046	126,157
255,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 10/10/2046(b)	261,539
295,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046	290,903
440,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR9, Class A4, 4.237%, 7/10/2045(b)	455,841
324,279	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.683%, 6/15/2039(b)	355,917
360,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	397,576
325,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	362,948
375,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	411,917
330,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.804%, 8/10/2045(b)	362,362
380,000	GS Mortgage Securities Corp. II, Series 2013-GC13, Class A5, 4.040%, 7/10/2046(b)	389,246
275,000	GS Mortgage Securities Corp. II, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	281,908
610,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.018%, 11/08/2029, 144A(b)	606,563
410,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.806%, 6/15/2049(b)	456,050
210,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	230,362
237,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	260,695
400,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	442,993
125,000	SCG Trust, Series 2013-SRP1, Class A, 1.567%, 11/15/2026, 144A(b)	125,144
410,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.733%, 6/15/2049(b)	453,750
555,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045	523,529
425,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.218%, 7/15/2046	437,495

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Commercial Mortgage-Backed Securities – continued
$140,000	WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class A4, 4.023%, 12/15/2046	$141,327

		7,934,912

	Construction Machinery – 0.8%
305,000	Caterpillar Financial Services Corp., MTN, 1.000%, 11/25/2016	303,230
115,000	John Deere Capital Corp., MTN, 2.000%, 1/13/2017	116,949

		420,179

	Consumer Cyclical Services – 1.1%
455,000	Amazon.com, Inc., 0.650%, 11/27/2015	454,795
30,000	Western Union Co. (The), 2.375%, 12/10/2015	30,699
130,000	Western Union Co. (The), 3.350%, 5/22/2019	129,768

		615,262

	Distributors – 0.5%
265,000	Centrica PLC, 4.000%, 10/16/2023, 144A	258,101

	Diversified Manufacturing – 0.3%
50,000	Crane Co., 2.750%, 12/15/2018	49,756
90,000	Snap-On, Inc., 4.250%, 1/15/2018	96,413

		146,169

	Electric – 3.2%
190,000	Consolidated Edison Co. of NY, Inc., 7.125%, 12/01/2018	231,487
260,000	Dominion Resources, Inc., 1.950%, 8/15/2016	264,302
120,000	Duke Energy Indiana, Inc., 0.596%, 7/11/2016(b)	120,151
130,000	Exelon Generation Co. LLC, 4.000%, 10/01/2020	129,950
295,000	Georgia Power Co., 0.563%, 3/15/2016(b)	295,020
220,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	204,875
215,000	NextEra Energy Capital Holdings, Inc., 1.611%, 6/01/2014	215,959
260,000	Southern Co., 1.950%, 9/01/2016	265,335

		1,727,079

	Entertainment – 0.4%
215,000	Time Warner, Inc., 4.875%, 3/15/2020	235,658

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Environmental – 0.2%
$90,000	Waste Management, Inc., 6.375%, 3/11/2015	$95,853

	Food & Beverage – 1.6%
335,000	Coca-Cola Co. (The), 3.200%, 11/01/2023	322,210
350,000	Coca-Cola Co. (The), 3.300%, 9/01/2021	350,561
165,000	Kraft Foods Group, Inc., 5.375%, 2/10/2020	186,153

		858,924

	Government Owned - No Guarantee – 0.7%
400,000	Petrobras Global Finance BV, 3.000%, 1/15/2019	374,333

	Healthcare – 2.5%
75,000	Baxter International, Inc., 1.850%, 1/15/2017	75,807
280,000	Express Scripts, Inc., 3.125%, 5/15/2016	292,240
205,000	Life Technologies Corp., 6.000%, 3/01/2020	235,549
330,000	McKesson Corp., 3.250%, 3/01/2016	343,921
145,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	150,843
285,000	Stryker Corp., 2.000%, 9/30/2016	292,808

		1,391,168

	Hybrid ARMs – 1.9%
99,735	FHLMC, 2.365%, 1/01/2035(b)	106,113
320,401	FHLMC, 2.625%, 5/01/2036(b)	344,464
360,256	FNMA, 2.551%, 4/01/2037(b)	382,881
203,000	FNMA, 2.820%, 2/01/2039(b)	216,473

		1,049,931

	Independent Energy – 1.6%
100,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	111,406
110,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	126,288
200,000	Encana Corp., 6.500%, 5/15/2019	233,629
115,000	Newfield Exploration Co., 5.750%, 1/30/2022	118,450
295,000	Occidental Petroleum Corp., 1.750%, 2/15/2017	296,015

		885,788

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Integrated Energy – 0.9%
$115,000	BP Capital Markets PLC, 1.375%, 11/06/2017	$113,252
135,000	BP Capital Markets PLC, 4.500%, 10/01/2020	145,856
230,000	Total Capital S.A., 4.450%, 6/24/2020	250,541

		509,649

	Life Insurance – 0.8%
125,000	American International Group, Inc., 4.875%, 9/15/2016	137,291
160,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	178,835
30,000	Lincoln National Corp., 4.300%, 6/15/2015	31,451
70,000	Unum Group, 5.625%, 9/15/2020	76,730

		424,307

	Media Cable – 1.0%
170,000	Cox Enterprises, Inc., 7.375%, 7/15/2027, 144A	197,378
325,000	NBCUniversal Enterprise, Inc., 0.781%, 4/15/2016, 144A(b)	326,774

		524,152

	Media Non-Cable – 0.5%
280,000	Omnicom Group, Inc., 4.450%, 8/15/2020	297,182

	Metals & Mining – 2.8%
140,000	Alcoa, Inc., 6.750%, 7/15/2018	157,755
190,000	Allegheny Technologies, Inc., 5.875%, 8/15/2023	191,887
35,000	Allegheny Technologies, Inc., 5.950%, 1/15/2021	36,309
265,000	ArcelorMittal, 10.350%, 6/01/2019	335,225
280,000	Barrick North America Finance LLC, 4.400%, 5/30/2021	269,597
245,000	Newmont Mining Corp., 3.500%, 3/15/2022	208,540
35,000	Reliance Steel & Aluminum Co., 4.500%, 4/15/2023	34,332
200,000	Rio Tinto Finance USA Ltd., 3.500%, 11/02/2020	204,195
85,000	Teck Resources Ltd., 4.500%, 1/15/2021	85,632

		1,523,472

	Mortgage Related – 9.0%
80,233	FHLMC, 3.000%, with various maturities from 2026 to 2027(d)	81,789

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mortgage Related – continued
$1,354	FHLMC, 6.500%, 1/01/2024	$1,507
188	FHLMC, 8.000%, 7/01/2025	225
49,021	FNMA, 3.000%, 7/01/2027	50,086
646	FNMA, 6.000%, 9/01/2021	684
318	FNMA, 7.500%, 6/01/2016	331
319	FNMA, 8.000%, 6/01/2015	327
304,984	GNMA, 4.312%, 2/20/2063	329,989
593,299	GNMA, 4.356%, 2/20/2063	643,309
240,230	GNMA, 4.496%, 10/20/2062	261,851
516,919	GNMA, 4.500%, 4/20/2063	564,101
290,208	GNMA, 4.505%, 4/20/2063	316,423
333,607	GNMA, 4.514%, 5/20/2062	363,428
324,937	GNMA, 4.520%, 5/20/2062	353,673
324,048	GNMA, 4.528%, 3/20/2062	352,956
308,879	GNMA, 4.549%, 3/20/2063	337,638
333,622	GNMA, 4.560%, 3/20/2062	363,318
212,695	GNMA, 4.567%, 7/20/2062	232,311
350,514	GNMA, 4.575%, 2/20/2063	383,421
244,692	GNMA, 4.604%, 6/20/2062	267,336
3,971	GNMA, 6.500%, 12/15/2023	4,479
722	GNMA, 8.500%, 9/15/2022	738
2,410	GNMA, 9.500%, 1/15/2019	2,681

		4,912,601

	Non-Captive Consumer – 0.4%
225,000	SLM Corp., MTN, 6.250%, 1/25/2016	243,000

	Non-Captive Diversified – 1.5%
465,000	General Electric Capital Corp., 5.500%, 1/08/2020(c)	532,501

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – continued
$280,000	International Lease Finance Corp., 2.193%, 6/15/2016(b)	$281,400

		813,901

	Oil Field Services – 1.4%
305,000	Cameron International Corp., 1.169%, 6/02/2014(b)	305,899
235,000	Nabors Industries, Inc., 5.000%, 9/15/2020	244,532
75,000	Pride International, Inc., 8.500%, 6/15/2019	94,579
100,000	Rowan Cos., Inc., 5.000%, 9/01/2017	108,377

		753,387

	Pharmaceuticals – 0.5%
290,000	Mylan, Inc., 4.200%, 11/29/2023	285,242

	Pipelines – 1.4%
140,000	Energy Transfer Partners LP, 4.650%, 6/01/2021	144,010
280,000	Enterprise Products Operating LLC, 1.250%, 8/13/2015	281,860
120,000	NiSource Finance Corp., 6.125%, 3/01/2022	133,051
175,000	Questar Corp., 2.750%, 2/01/2016	180,314

		739,235

	Property & Casualty Insurance – 1.0%
260,000	Berkshire Hathaway Finance Corp., 1.600%, 5/15/2017	262,507
155,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	162,275
130,000	XLIT Ltd., 2.300%, 12/15/2018	127,685

		552,467

	Railroads – 1.4%
285,000	Canadian National Railway Co., 1.450%, 12/15/2016	287,021
230,000	CSX Corp., 3.700%, 10/30/2020	236,911
30,000	CSX Corp., 6.150%, 5/01/2037	33,497
240,000	Union Pacific Corp., 3.646%, 2/15/2024, 144A	231,898

		789,327

	REITs - Healthcare – 0.1%
35,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	32,381

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Sovereigns – 0.8%
$406,000	Mexico Government International Bond, 5.625%, 1/15/2017	$453,705

	Supranational – 0.4%
220,000	Nordic Investment Bank, 0.500%, 4/14/2016	219,428

	Technology – 2.2%
275,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	318,543
165,000	Apple, Inc., 1.000%, 5/03/2018	159,546
85,000	Corning, Inc., 4.250%, 8/15/2020	90,565
275,000	Hewlett-Packard Co., 4.300%, 6/01/2021	278,726
25,000	Jabil Circuit, Inc., 8.250%, 3/15/2018	29,344
305,000	Oracle Corp., 1.200%, 10/15/2017	300,138

		1,176,862

	Tobacco – 1.6%
255,000	Altria Group, Inc., 4.750%, 5/05/2021	273,656
260,000	Philip Morris International, Inc., 1.875%, 1/15/2019	254,086
285,000	Philip Morris International, Inc., 2.500%, 5/16/2016	295,771
40,000	Philip Morris International, Inc., 4.500%, 3/26/2020	43,253

		866,766

	Treasuries – 1.7%
725,000	U.S. Treasury Note, 1.250%, 11/30/2018	709,481
200,000	U.S. Treasury Note, 2.750%, 11/15/2023	195,656

		905,137

	Wireless – 1.1%
250,000	America Movil SAB de CV, 3.625%, 3/30/2015	258,126
170,000	Sprint Communications, Inc., 6.000%, 12/01/2016	185,513
185,000	Vodafone Group PLC, 2.950%, 2/19/2023	168,722

		612,361

	Wirelines – 1.8%
220,000	British Telecommunications PLC, 1.625%, 6/28/2016	221,938
395,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	419,632

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$305,000	Verizon Communications, Inc., 3.650%, 9/14/2018	$322,862

		964,432

	Total Non-Convertible Bonds (Identified Cost $53,310,212)	53,609,721

Municipals – 0.7%

	Florida – 0.7%
420,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A, 2.995%, 7/01/2020 (Identified Cost $420,000)	397,517

	Total Bonds and Notes (Identified Cost $53,730,212)	54,007,238

Short-Term Investments – 1.5%
780,171	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $780,171 on 1/02/2013 collateralized by $795,000 Federal National Mortgage Association, 1.125% due 4/27/2017 valued at $798,975 including accrued interest(e)	780,171
35,000	U.S. Treasury Bill, 0.060%, 2/06/14(f)(g)	34,999

	Total Short-Term Investments (Identified Cost $815,168)	815,170

	Total Investments – 100.5% (Identified Cost $54,545,380)(a)	54,822,408
	Other assets less liabilities – (0.5)%	(285,968)

	Net Assets – 100.0%	$54,536,440

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, overtime, they are traded most extensively.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2013, the net unrealized appreciation on investments based on a cost of $54,762,736 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$717,580
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(657,908)

Net unrealized appreciation	$59,672

At September 30, 2013, late-year ordinary and post-October capital loss deferrals were $644,876. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2013 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open futures contracts.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(f)	A portion of this security has been pledged as initial margin for open futures contracts.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of Rule 144A holdings amounted to $4,704,610 or 8.6% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	3/31/2014	12	$1,431,750	$18,728
10 Year U.S. Treasury Note	3/20/2014	6	738,281	14,052

Total				$32,780

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$3,317,329	$446,764	(a)	$3,764,093
ABS Other	—	785,199	436,450	(a)	1,221,649
ABS Student Loan	—	1,207,524	210,178	(a)	1,417,702
Airlines	—	323,699	148,703	(a)	472,402
Collateralized Mortgage Obligations	—	6,263,933	272,265	(a)	6,536,198
All Other Non-Convertible Bonds*	—	40,197,677	—		40,197,677

Total Non-Convertible Bonds	—	52,095,361	1,514,360		53,609,721

Municipals*	—	397,517	—		397,517

Total Bonds and Notes	—	52,492,878	1,514,360		54,007,238

Short-Term Investments	—	815,170	—		815,170

Total Investments	—	53,308,048	1,514,360		54,822,408

Futures Contracts (unrealized appreciation)	32,780	—	—		32,780

Total	$32,780	$53,308,048	$1,514,360		$54,855,188

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

For the period ended December 31, 2013, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or December 31, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2013
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$446,125	$—	$—	$639	$—	$—	$—	$—	$446,764	$639
ABS Other	423,550	—	—	12,900	—	—	—	—	436,450	12,900
ABS Student Loan	356,725	—	—	(1,233)	—	(145,314)	—	—	210,178	(782)
Airlines	161,731	—	(435)	(2,627)	—	(9,966)	—	—	148,703	(1,454)
Collateralized Mortgage Obligations	1,231,636	—	9,185	(5,002)	—	(963,554)	—	—	272,265	(95)

Total	$2,619,767	$—	$8,750	$4,677	$—	$(1,118,834)	$—	$—	$1,514,360	$11,208

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended December 31, 2013, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2013:

Asset	Unrealized appreciation on futures contracts
Exchange traded/cleared asset derivatives Interest rate contracts	$32,780

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Cash or securities held at or pledged to counterparties for initial/variation margin for futures contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. The maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties for initial/ variation margin that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $27,156

Industry Summary at December 31, 2013 (Unaudited)

Commercial Mortgage-Backed Securities	14.5%
Collateralized Mortgage Obligations	12.0
Mortgage Related	9.0
Banking	7.1
ABS Car Loan	6.9
Electric	3.2
Metals & Mining	2.8
ABS Student Loan	2.6
Healthcare	2.5
ABS Other	2.2
Technology	2.2
Other Investments, less than 2% each	34.0
Short-Term Investments	1.5

Total Investments	100.5
Other assets less liabilities (including open futures contracts)	(0.5)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 89.4% of Net Assets

Non-Convertible Bonds – 85.0%

	ABS Credit Card – 0.1%
$759,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	$815,580

	ABS Home Equity – 0.0%
106,556	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.476%, 7/25/2035(b)	98,374

	ABS Other – 1.3%
1,262,260	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,274,412
3,153,026	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(c)	3,105,731
821,556	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	831,815
633,930	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	719,725
543,278	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	533,666
1,350,274	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	1,418,209

		7,883,558

	Aerospace & Defense – 0.1%
410,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	743,262

	Airlines – 3.5%
380,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	369,550
600,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	580,500
6,286,000	American Airlines Pass Through Trust, Series 2013-2, Class A, 4.950%, 7/15/2024, 144A	6,553,155
118,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	121,540
839,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	876,755
242,990	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	275,794
714,631	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	780,735
3,047,473	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	3,474,120
114,868	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	120,037
1,088,056	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	1,224,063
2,698,210	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	3,102,942
1,280,834	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	1,428,130

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$574,298	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	$647,521
1,127,118	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,144,025

		20,698,867

	Automotive – 0.6%
1,310,000	Cummins, Inc., 5.650%, 3/01/2098	1,255,873
2,023,000	Ford Motor Co., 6.375%, 2/01/2029	2,225,713

		3,481,586

	Banking – 12.5%
74,000	Ally Financial, Inc., 8.000%, 12/31/2018	87,320
2,027,000	Associates Corp. of North America, 6.950%, 11/01/2018	2,411,743
2,505,000	Banco Santander Brasil S.A./Cayman Islands, 8.000%, 3/18/2016, 144A, (BRL)	982,145
130,000	Bank of America Corp., 5.420%, 3/15/2017	142,920
800,000	Bank of America Corp., 5.490%, 3/15/2019	885,620
400,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	437,109
750,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	930,245
2,100,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,024,724
100,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	88,651
140,000	Citigroup, Inc., 5.875%, 2/22/2033	143,895
1,909,000	Citigroup, Inc., 6.125%, 8/25/2036	2,035,319
3,545,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	2,981,291
171,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.375%, 1/19/2017	180,044
1,010,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	1,015,506
4,099,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	3,892,400
4,270,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	4,750,567
660,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	734,005
3,113,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	3,521,198
300,000	JPMorgan Chase & Co., EMTN, 1.049%, 5/30/2017, (GBP)(b)	478,156
3,800,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	305,592

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
5,310,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	$414,197
683,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	751,453
4,988,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	5,379,413
178,000	Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015	185,463
1,291,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	1,345,835
100,000	Morgan Stanley, 0.724%, 10/15/2015(b)	99,789
3,166,000	Morgan Stanley, 2.125%, 4/25/2018	3,138,693
2,060,000	Morgan Stanley, 3.750%, 2/25/2023	2,004,514
2,262,000	Morgan Stanley, 5.500%, 7/24/2020	2,529,823
1,355,000	Morgan Stanley, 5.750%, 1/25/2021	1,532,863
1,518,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	1,488,406
100,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	112,257
1,518,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	1,442,778
3,932,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	3,805,197
2,202,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,545,078
400,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	374,204
1,215,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	1,381,074
455,000	Morgan Stanley, Series F, MTN, 0.696%, 10/18/2016(b)	451,253
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	445,256
905,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	911,444
2,695,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,754,293
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	71,873
304,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	474,671
76,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	104,553
200,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	215,268
626,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	667,537
100,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	147,021

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$300,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	$317,915
300,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	308,187
1,500,000	Societe Generale S.A., (fixed rate to 12/19/2017, variable rate thereafter), 6.999%, (EUR)(d)	2,240,498
3,796,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	4,172,776
200,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	226,502
3,416,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	3,553,952

		73,622,486

	Brokerage – 1.2%
1,294,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	1,336,055
581,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(c)	610,050
2,061,000	Jefferies Group LLC, 5.125%, 1/20/2023	2,084,632
934,000	Jefferies Group LLC, 6.250%, 1/15/2036	901,310
437,000	Jefferies Group LLC, 6.450%, 6/08/2027	454,074
80,000	Jefferies Group LLC, 6.875%, 4/15/2021	91,122
1,162,000	Jefferies Group LLC, 8.500%, 7/15/2019	1,417,640

		6,894,883

	Building Materials – 1.2%
892,000	Masco Corp., 4.800%, 6/15/2015	929,910
554,000	Masco Corp., 5.850%, 3/15/2017	608,015
1,287,000	Masco Corp., 6.125%, 10/03/2016	1,441,440
1,010,000	Masco Corp., 6.500%, 8/15/2032	992,325
285,000	Masco Corp., 7.750%, 8/01/2029	312,968
2,505,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	878,621
191,000	Owens Corning, Inc., 6.500%, 12/01/2016	211,951
1,712,000	Owens Corning, Inc., 7.000%, 12/01/2036	1,835,367

		7,210,597

	Chemicals – 0.2%
140,000	Methanex Corp., 5.250%, 3/01/2022	148,217

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – continued
$744,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	$796,720

		944,937

	Collateralized Mortgage Obligations – 0.1%
512,433	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	567,684
11,004	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020	12,129

		579,813

	Commercial Mortgage-Backed Securities – 2.9%
121,466	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.184%, 9/10/2047(b)	129,305
455,496	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	496,633
273,298	Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	298,678
308,978	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.706%, 6/11/2040(b)	346,498
11,865	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	11,875
800,914	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	877,087
2,169,458	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.683%, 6/15/2039(b)	2,381,121
1,541,096	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.760%, 9/15/2039(b)	1,691,051
520,025	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	574,304
2,372,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	2,659,797
1,138,741	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,271,704
603,225	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	624,906
265,706	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.804%, 8/10/2045(b)	291,763
827,485	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.806%, 6/15/2049(b)	920,427
1,066,620	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,170,042
329,456	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	342,371
284,824	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.858%, 6/15/2038(b)	309,791
296,073	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	322,956
178,403	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.886%, 6/12/2046(b)	194,867
265,706	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	277,657

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Commercial Mortgage-Backed Securities – continued
$322,643	Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047	$338,420
189,790	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	210,189
607,328	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.280%, 1/11/2043(b)	700,858
303,664	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	333,940
189,790	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.548%, 3/15/2044, 144A(b)	185,964

		16,962,204

	Consumer Products – 0.2%
459,000	Hasbro, Inc., 6.600%, 7/15/2028	487,978
592,000	Snap-on, Inc., 6.700%, 3/01/2019	684,149

		1,172,127

	Electric – 2.3%
1,025,015	Bruce Mansfield Unit, 6.850%, 6/01/2034	1,073,447
468,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	506,973
421,000	Commonwealth Edison Co., 4.700%, 4/15/2015	442,173
2,581,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,626,168
607,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	650,856
450,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	866,269
759,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	893,042
683,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	729,205
4,109,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	3,941,086
531,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	550,392
875,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,347,747
150,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	153,011

		13,780,369

	Financial Other – 0.4%
1,898,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	2,503,312

	Government Guaranteed – 1.4%
760,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	725,486
1,898,000	Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014, (AUD)	1,691,464

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Guaranteed – continued

5,314,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	$4,954,764
736,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	653,742

		8,025,456

	Government Owned – No Guarantee – 1.1%
1,947,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	2,307,195
3,420,000	DP World Ltd., 6.850%, 7/02/2037, 144A	3,360,150
7,900,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	636,154

		6,303,499

	Health Insurance – 0.0%
15,000	CIGNA Corp., 7.875%, 5/15/2027	18,655

	Healthcare – 0.7%
649,000	Boston Scientific Corp., 6.000%, 1/15/2020	745,072
42,000	HCA, Inc., 5.875%, 3/15/2022	43,365
2,327,000	HCA, Inc., 5.875%, 5/01/2023	2,297,913
72,000	HCA, Inc., 6.375%, 1/15/2015	75,600
76,000	HCA, Inc., 7.050%, 12/01/2027	74,860
144,000	HCA, Inc., 7.190%, 11/15/2015	156,960
57,000	HCA, Inc., 7.500%, 12/15/2023	61,560
133,000	HCA, Inc., 7.690%, 6/15/2025	138,985
232,000	HCA, Inc., 8.360%, 4/15/2024	255,200
8,000	HCA, Inc., MTN, 7.580%, 9/15/2025	8,300
232,000	HCA, Inc., MTN, 7.750%, 7/15/2036	230,840

		4,088,655

	Home Construction – 0.5%
2,536,000	Pulte Group, Inc., 6.000%, 2/15/2035	2,149,260
1,105,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,000,025

		3,149,285

	Hybrid ARMs – 0.0%
30,825	FNMA, 1.909%, 2/01/2037(b)	32,780

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Hybrid ARMs – continued
$57,942	FNMA, 2.570%, 9/01/2036(b)	$61,672

		94,452

	Independent Energy – 1.2%
907,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	1,041,299
46,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	51,405
42,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	47,460
2,277,000	EQT Corp., 8.125%, 6/01/2019	2,762,397
1,632,000	Equitable Resources, Inc., 6.500%, 4/01/2018	1,843,636
1,317,000	Newfield Exploration Co., 5.625%, 7/01/2024	1,310,415

		7,056,612

	Industrial Other – 0.2%
873,000	Worthington Industries, Inc., 6.500%, 4/15/2020	932,806

	Life Insurance – 1.8%
50,000	American International Group, Inc., 4.125%, 2/15/2024	49,710
1,215,000	American International Group, Inc., 6.250%, 3/15/2087	1,215,000
1,974,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	2,388,540
246,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	282,174
84,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	93,889
1,788,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	1,972,076
1,989,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	1,979,688
2,190,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	2,746,387

		10,727,464

	Local Authorities – 2.4%
2,839,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	3,648,817
100,000	City of Madrid, Spain, 4.550%, 6/16/2036, (EUR)	102,170
3,519,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	2,991,844
3,412,400	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	3,335,483
3,037,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	2,901,153

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Local Authorities – continued
134,208	Province of Alberta, 5.930%, 9/16/2016, (CAD)	$135,867
900,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	771,111
509,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	467,063

		14,353,508

	Lodging – 0.2%
1,124,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	1,239,944

	Media Non-Cable – 0.3%
182,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	232,529
18,220,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,129,975
440,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	503,800

		1,866,304

	Metals & Mining – 1.2%
319,000	ArcelorMittal, 6.750%, 2/25/2022	346,913
1,750,000	ArcelorMittal, 7.250%, 3/01/2041	1,671,250
387,000	ArcelorMittal, 7.500%, 10/15/2039	380,227
2,642,000	Plains Exploration & Production Co., 6.500%, 11/15/2020	2,917,772
1,571,000	United States Steel Corp., 7.500%, 3/15/2022	1,669,187

		6,985,349

	Mortgage Related – 0.0%
1,767	FHLMC, 10.000%, with various maturities in 2018(e)	1,971
4,340	FNMA, 6.000%, 12/01/2018	4,805
8,218	GNMA, 10.000%, with various maturities in 2018(e)	8,379

		15,155

	Non-Captive Consumer – 2.2%
197,000	SLM Corp., 4.875%, 6/17/2019	196,301
4,297,000	SLM Corp., 5.500%, 1/25/2023	4,058,998
129,000	SLM Corp., MTN, 4.625%, 9/25/2017	133,905
159,000	SLM Corp., MTN, 5.500%, 1/15/2019	165,003
1,382,000	SLM Corp., MTN, 7.250%, 1/25/2022	1,461,465

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Consumer – continued
$182,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	$190,418
983,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	814,661
1,359,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,583,235
1,522,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,643,760
611,000	Springleaf Finance Corp., 8.250%, 10/01/2023	661,407
987,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,056,090
611,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	667,823

		12,633,066

	Non-Captive Diversified – 4.2%
3,826,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	4,160,519
620,000	GE Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	586,563
65,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	61,669
12,895,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	10,257,234
355,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	304,157
600,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	503,557
1,675,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	1,421,604
497,000	General Electric Capital Corp., Series A, MTN, 0.544%, 5/13/2024(b)	463,236
4,289,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	3,648,807
30,000	International Lease Finance Corp., 3.875%, 4/15/2018	30,075
53,000	International Lease Finance Corp., 4.625%, 4/15/2021	50,615
133,000	International Lease Finance Corp., 5.875%, 4/01/2019	141,645
19,000	International Lease Finance Corp., 5.875%, 8/15/2022	18,953
2,695,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,917,337
156,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	158,730

		24,724,701

	Oil Field Services – 0.2%
827,000	Rowan Cos., Inc., 7.875%, 8/01/2019	993,257

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Paper – 0.3%
$1,139,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	$1,372,925
175,000	Mead Corp. (The), 7.550%, 3/01/2047(c)	177,226
133,000	Westvaco Corp., 8.200%, 1/15/2030	157,597

		1,707,748

	Pipelines – 0.7%
159,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	161,949
152,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	185,820
607,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	639,252
539,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	487,795
1,518,000	NiSource Finance Corp., 6.125%, 3/01/2022	1,683,100
615,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	689,218

		3,847,134

	Property & Casualty Insurance – 0.6%
87,000	MBIA Insurance Corp., 11.504%, 1/15/2033, 144A(b)(f)	65,685
167,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	181,008
1,530,000	XLIT Ltd., 6.250%, 5/15/2027	1,713,796
1,211,000	XLIT Ltd., 6.375%, 11/15/2024	1,388,017

		3,348,506

	Railroads – 0.0%
144,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	118,800

	Refining – 0.1%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	505,671

	REITs – Office Property – 0.2%
61,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	67,173
816,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	952,286

		1,019,459

	REITs – Shopping Centers – 0.3%
759,000	Equity One, Inc., 6.000%, 9/15/2017	849,834
1,025,000	Federal Realty Investment Trust, 5.650%, 6/01/2016	1,127,540

		1,977,374

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs - Single Tenant – 0.1%
$72,000	Realty Income Corp., 5.750%, 1/15/2021	$79,623
307,000	Realty Income Corp., 6.750%, 8/15/2019	359,405

		439,028

	REITs - Warehouse/Industrials – 0.2%
42,000	ProLogis LP, 5.625%, 11/15/2015	44,660
182,000	ProLogis LP, 5.625%, 11/15/2016	202,526
201,000	ProLogis LP, 5.750%, 4/01/2016	220,415
596,000	ProLogis LP, 7.375%, 10/30/2019	719,635

		1,187,236

	Restaurants – 0.1%
463,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	415,792

	Retailers – 0.0%
71,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	52,895

	Sovereigns – 1.3%
3,986,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,478,330
2,353,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	2,547,122
2,429,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	2,477,580
85,235,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	502,064
51,425,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	305,003
64,890,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	414,886

		7,724,985

	Supermarkets – 0.4%
171,000	Delhaize Group S.A., 5.700%, 10/01/2040	162,127
197,000	New Albertson’s, Inc., 7.450%, 8/01/2029	161,540
1,017,000	New Albertson’s, Inc., 8.000%, 5/01/2031	839,025
87,000	New Albertson’s, Inc., 8.700%, 5/01/2030	75,255
1,063,000	SUPERVALU, Inc., 6.750%, 6/01/2021	1,049,712

		2,287,659

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supranational – 0.9%
3,035,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	$1,283,209
3,321,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	2,832,166
2,605,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	1,009,869

		5,125,244

	Technology – 1.2%
615,000	Corning, Inc., 7.000%, 5/15/2024	721,372
2,706,000	Corning, Inc., 7.250%, 8/15/2036	3,117,634
2,695,000	Ingram Micro, Inc., 5.250%, 9/01/2017	2,861,697
37,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	36,647
266,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	320,880

		7,058,230

	Tobacco – 0.1%
558,000	Reynolds American, Inc., 6.750%, 6/15/2017	638,721

	Transportation Services – 0.3%
76,000	APL Ltd., 8.000%, 1/15/2024(c)	71,440
800,374	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015(g)	814,381
717,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	795,877

		1,681,698

	Treasuries – 31.1%
8,301,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	7,973,883
99,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	96,860
30,366,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	29,598,739
23,974,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	24,496,248
759,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	762,823
282,400(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	2,405,694
28,844,000	Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	5,125,799
30,112,000	Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	5,201,001
311,256	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, 144A, (EUR)	377,796
75,916	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, 144A, (EUR)	99,299

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
1,404,447	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, 144A, (EUR)	$1,780,458
13,554,800	U.S. Treasury Bond, 2.750%, 11/15/2042	10,716,764
15,183,200	U.S. Treasury Bond, 2.875%, 5/15/2043	12,305,513
22,619,200	U.S. Treasury Note, 0.125%, 12/31/2014	22,612,143
17,365,000	U.S. Treasury Note, 0.250%, 1/15/2015	17,379,239
11,300,100	U.S. Treasury Note, 0.250%, 10/15/2015	11,285,534
10,377,700	U.S. Treasury Note, 0.250%, 12/15/2015	10,354,589
20,489,700	U.S. Treasury Note, 0.375%, 11/15/2015	20,501,707

		183,074,089

	Wireless – 0.2%
10,630,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	750,260
178,000	Sprint Capital Corp., 6.875%, 11/15/2028	167,765
91,000	Sprint Capital Corp., 6.900%, 5/01/2019	99,418
278,000	Sprint Communications, Inc., 6.000%, 12/01/2016	303,367

		1,320,810

	Wirelines – 2.7%
1,518,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,368,090
2,179,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,266,160
186,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	171,120
1,719,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,529,910
926,000	Embarq Corp., 7.995%, 6/01/2036	937,519
228,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	301,113
100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	144,105
380,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	412,300
2,183,000	Qwest Corp., 6.875%, 9/15/2033	2,095,680
1,427,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,236,139
150,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	147,913
400,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	656,192

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
1,300,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	$2,296,645
1,647,000	Verizon New England, Inc., 7.875%, 11/15/2029	1,933,030
209,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	205,839

		15,701,755

	Total Non-Convertible Bonds (Identified Cost $468,104,823)	499,832,957

Convertible Bonds – 3.6%

	Automotive – 0.3%
786,000	Ford Motor Co., 4.250%, 11/15/2016	1,450,170

	Independent Energy – 0.3%
1,423,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	1,444,345
524,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	547,908

		1,992,253

	Life Insurance – 1.4%
6,829,000	Old Republic International Corp., 3.750%, 3/15/2018	8,493,569

	Metals & Mining – 0.2%
850,000	United States Steel Corp., 2.750%, 4/01/2019	1,125,188

	Technology – 1.4%
2,661,000	Intel Corp., 2.950%, 12/15/2035	2,980,320
3,568,000	Intel Corp., 3.250%, 8/01/2039	4,850,250
402,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	488,932

		8,319,502

	Total Convertible Bonds (Identified Cost $16,727,590)	21,380,682

Municipals – 0.8%

	Illinois – 0.4%
840,000	State of Illinois, 5.100%, 6/01/2033	780,310
1,705,000	State of Illinois, Series B, 5.520%, 4/01/2038	1,534,483

		2,314,793

	Michigan – 0.1%
745,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	581,867

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Municipals – continued

	Ohio – 0.1%
$450,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	$333,459

	Virginia – 0.2%
2,080,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	1,403,875

	Total Municipals (Identified Cost $5,603,486)	4,633,994

	Total Bonds and Notes (Identified Cost $490,435,899)	525,847,633

Senior Loans – 0.6%

	Media Cable – 0.3%
1,880,857	CSC Holdings, Inc., New Term Loan B, 2.669%, 4/17/2020(b)	1,860,882

	Non-Captive Diversified – 0.3%
1,878,922	Flying Fortress, Inc., New Term Loan, 3.500%, 6/30/2017(b)	1,881,271

	Total Senior Loans (Identified Cost $3,751,277)	3,742,153

Shares

Common Stocks – 3.7%

	Biotechnology – 0.1%
10,408	Vertex Pharmaceuticals, Inc.(f)	773,314

	Chemicals – 0.8%
23,580	PPG Industries, Inc.	4,472,183

	Electronic Equipment, Instruments & Components – 2.2%
721,200	Corning, Inc.	12,851,784

	Oil, Gas & Consumable Fuels – 0.6%
64,896	Repsol YPF S.A., Sponsored ADR	1,641,220
26,419	Royal Dutch Shell PLC, ADR	1,882,882

		3,524,102

	Total Common Stocks (Identified Cost $14,527,583)	21,621,383

Preferred Stocks – 1.2%

Non-Convertible Preferred Stocks – 0.6%

	Banking – 0.0%
122	Ally Financial, Inc., Series G, 7.000%, 144A	116,521

	Electric – 0.1%
213	Connecticut Light & Power Co., 2.200%	10,022

Shares	Description	Value (†)

Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Electric – continued
2,360	Union Electric Co., 4.500%	$217,120

		227,142

	Government Sponsored – 0.5%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(h)	3,107,813

	Total Non-Convertible Preferred Stocks (Identified Cost $3,161,639)	3,451,476

Convertible Preferred Stocks – 0.6%

	Independent Energy – 0.1%
4,353	Chesapeake Energy Corp., 5.000%	424,417

	Metals & Mining – 0.2%
53,180	ArcelorMittal, 6.000%	1,382,680

	Non-Captive Diversified – 0.1%
714	Bank of America Corp., Series L, 7.250%	757,554

	Pipelines – 0.2%
15,775	El Paso Energy Capital Trust I, 4.750%	885,451

	Total Convertible Preferred Stocks (Identified Cost $2,817,196)	3,450,102

	Total Preferred Stocks (Identified Cost $5,978,835)	6,901,578

Principal Amount(‡)

Short-Term Investments – 2.9%
$32,662	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2013 at 0.000%, to be repurchased at $32,662 on 1/02/2014 collateralized by $40,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $36,499 including accrued interest(i)	32,662
17,100,692	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $17,100,692 on 1/02/2014 collateralized by $17,375,000 U.S. Treasury Note, 0.625% due 7/15/2016 valued at $17,444,934 including accrued interest(i)	17,100,692

	Total Short-Term Investments (Identified Cost $17,133,354)	17,133,354

	Total Investments – 97.8% (Identified Cost $531,826,948)(a)	575,246,101
	Other assets less liabilities – 2.2%	12,908,204

	Net Assets – 100.0%	$588,154,305

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2013, the net unrealized appreciation on investments based on a cost of $533,952,185 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$54,385,038
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,091,122)

Net unrealized appreciation	$41,293,916

(b)	Variable rate security. Rate as of December 31, 2013 is disclosed.
(c)	Illiquid security. At December 31, 2013, the value of these securities amounted to $4,171,898 or 0.7% of net assets.
(d)	Perpetual bond with no specified maturity date.
(e)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	Non-income producing security.
(g)	Fair valued by the Fund’s investment adviser. At December 31, 2013, the value of this security amounted to $814,381 or 0.1% of net assets.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of Rule 144A holdings amounted to $80,438,212 or 13.7% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$3,524,436	$4,359,122	(a)	$7,883,558
Airlines	—	—	20,698,867	(a)	20,698,867
Transportation Services	—	867,317	814,381	(b)	1,681,698
All Other Non-Convertible Bonds*	—	469,568,834	—		469,568,834

Total Non-Convertible Bonds	—	473,960,587	25,872,370		499,832,957

Convertible Bonds*	—	21,380,682	—		21,380,682
Municipals*	—	4,633,994	—		4,633,994

Total Bonds and Notes	—	499,975,263	25,872,370		525,847,633

Senior Loans*	—	3,742,153	—		3,742,153
Common Stocks*	21,621,383	—	—		21,621,383
Preferred Stocks
Non-Convertible Preferred Stocks
Government Sponsored	—	3,107,813	—		3,107,813
All Other Non-Convertible Preferred Stocks*	343,663	—	—		343,663

Total Non-Convertible Preferred Stocks	343,663	3,107,813	—		3,451,476

Convertible Preferred Stocks*	3,450,102	—	—		3,450,102

Total Preferred Stocks	3,793,765	3,107,813	—		6,901,578

Short-Term Investments	—	17,133,354	—		17,133,354

Total	$25,415,148	$523,958,583	$25,872,370		$575,246,101

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(a)	Valued using broker-dealer bid prices.
(b)	Fair Valued by the Fund’s investment adviser.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or December 31, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2013
Bonds and Notes
Non-Convertible Bonds
ABS Other	$1,682,226	$—	$26,571	$(22,040)	$4,106,057	$(1,433,692)	$—	$—	$4,359,122	$2,103
Airlines	26,806,762	482	523,827	(41,270)	—	(6,911,715)	320,781	—	20,698,867	408,046
Transportation Services	1,210,793	—	4,441	(6,818)	—	(394,035)	—	—	814,381	(1)

Total	$29,699,781	$482	$554,839	$(70,128)	$4,106,057	$(8,739,442)	$320,781	$—	$25,872,370	$410,148

Debt securities valued at $320,781 were transferred from Level 2 to Level 3 during the period ended December 31, 2013. At December 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2013 (Unaudited)

Treasuries	31.1%
Banking	12.5
Non-Captive Diversified	4.6
Airlines	3.5
Life Insurance	3.2
Commercial Mortgage-Backed Securities	2.9
Wirelines	2.7
Technology	2.6
Local Authorities	2.4
Electric	2.4
Electronic Equipment, Instruments & Components	2.2
Non-Captive Consumer	2.2
Other Investments, less than 2% each	22.6
Short-Term Investments	2.9

Total Investments	97.8
Other assets less liabilities	2.2

Net Assets	100.0%

Currency Exposure Summary at December 31, 2013 (Unaudited)

United States Dollar	71.8%
Canadian Dollar	12.4
New Zealand Dollar	4.5
Australian Dollar	2.2
Other, less than 2% each	6.9

Total Investments	97.8
Other assets less liabilities	2.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 123.1% of Net Assets

	ABS Car Loan – 9.3%
$1,320,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.660%, 9/10/2018	$1,324,570
4,235,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	4,423,098
645,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	634,298
2,129,589	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 8/15/2017, 144A	2,126,878
2,190,000	Capital Auto Receivables Asset Trust, Series 2013-3, Class A3, 1.310%, 12/20/2017	2,199,272
617,679	Carfinance Capital Auto Trust, Series 2013-1A, Class A, 1.650%, 7/17/2017, 144A	616,315
870,000	CarMax Auto Owner Trust, Series 2013-4, Class B, 1.710%, 7/15/2019	863,771
326,635	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	337,893
5,087,373	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	5,118,665
2,055,000	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 7/16/2018, 144A	2,053,294
4,515,000	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 9/16/2019, 144A	4,546,591
2,075,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	2,080,829
2,080,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	2,079,505
1,035,504	Exeter Automobile Receivables Trust, Series 2012-1A, Class A, 2.020%, 8/15/2016, 144A	1,038,991
2,000,000	First Investors Auto Owner Trust, Series 2012-2A, Class B, 2.470%, 5/15/2018, 144A	2,041,072
979,683	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	980,127
3,500,000	Flagship Credit Auto Trust, Series 2013-1, Class B, 2.760%, 9/17/2018, 144A	3,483,904
3,190,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.290%, 3/25/2016, 144A	3,335,802
2,440,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class B2, 5.930%, 3/25/2016, 144A	2,542,922
552,570	Hyundai Capital Auto Funding Ltd., Series 2010-8A, Class A, 1.165%, 9/20/2016, 144A(b)	548,813
1,307,885	Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.090%, 2/15/2018, 144A	1,311,287
8,067	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 6/15/2017, 144A	8,083
1,275,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.190%, 5/15/2018	1,269,350
6,245,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class B, 2.160%, 1/15/2020	6,335,346
3,395,000	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	3,394,321
212,997	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 6/15/2016, 144A	213,272

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$1,400,000	SNAAC Auto Receivables Trust, Series 2012-1A, Class B, 3.110%, 6/15/2017, 144A	$1,413,160
7,100,000	Tidewater Auto Receivables Trust, Series 2012-AA, Class A3, 1.990%, 4/15/2019, 144A	7,117,807

		63,439,236

	ABS Credit Card – 3.3%
2,815,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	2,914,868
4,975,000	GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, 4.470%, 3/15/2020	5,422,859
3,195,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	3,338,280
10,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(c)	10,489,947

		22,165,954

	ABS Home Equity – 3.5%
2,969,918	Citigroup Mortgage Loan Trust, Series 2013-J1, Class A2, 3.500%, 10/25/2043, 144A	2,813,021
684,207	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036	504,677
381,995	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.198%, 7/25/2021(b)	362,743
312,304	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	318,916
1,215,922	Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035	1,144,735
358,868	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 6A2, 2.608%, 4/20/2035(b)	138,843
6,511,838	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.590%, 5/19/2034(b)	6,374,529
346,643	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.476%, 7/25/2035(b)	320,028
212,941	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021	210,512
947,024	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021	923,020
46,970	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021	47,146
404,811	Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855%, 2/25/2043	345,493
3,966,894	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A	3,602,824
1,513,068	Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.315%, 7/25/2036(b)	1,130,330
6,487,967	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 2.527%, 11/25/2036(b)	5,501,809

		23,738,626

	ABS Other – 6.5%
1,685,113	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 9/15/2019, 144A	1,683,537
1,250,000	CCG Receivables Trust, Series 2013-1, Class A2, 1.050%, 8/14/2020, 144A	1,250,379

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$2,680,556	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	$2,756,451
8,170,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	8,181,201
971,510	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	963,890
3,291,806	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	3,288,017
427,625	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	439,967
7,169,571	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	7,361,192
372,865	Sierra Timeshare Receivables Funding LLC, Series 2010-1A, Class A1, 4.480%, 7/20/2026, 144A	373,510
600,071	Sierra Timeshare Receivables Funding LLC, Series 2010-2A, Class A, 3.840%, 11/20/2025, 144A	606,031
772,673	Sierra Timeshare Receivables Funding LLC, Series 2010-3A, Class A, 3.510%, 11/20/2025, 144A	787,231
899,519	Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class A, 3.370%, 7/20/2028, 144A	922,948
1,601,137	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	1,630,489
718,751	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A	715,298
6,800,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	6,902,000
2,213,429	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	2,207,010
3,841,663	Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 2.667%, 7/15/2041, 144A(b)	3,941,474

		44,010,625

	ABS Student Loan – 3.1%
5,175,000	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 1.198%, 7/01/2024(b)	5,179,513
15,565,000	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.238%, 7/25/2025(b)(c)	15,729,522

		20,909,035

	Collateralized Mortgage Obligations – 25.6%
285,860	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(c)	317,306
425,178	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(c)(d)	104,877
7,277,000	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(c)	8,061,613
16,151,392	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 7.033%, 5/15/2036(b)(c)(d)	3,282,034
4,625,049	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class B1, 6.083%, 2/15/2038(b)(d)	632,462
3,443,484	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.664%, 6/15/2048(b)(c)	3,669,717
450,000	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037	490,906
4,120,678	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.535%, 12/15/2036(b)(c)	4,396,455

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,594,353	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(c)(d)	$275,101
701,766	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 7.085%, 1/25/2024(b)(d)	123,681
1,343,818	Federal National Mortgage Association, REMIC, Series 2003-26, Class OI, 5.500%, 11/25/2032(c)(d)	63,216
458,562	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 7.135%, 8/25/2036(b)(d)	78,353
1,000,000	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(c)	1,087,572
10,000,000	Federal National Mortgage Association, REMIC, Series 2008-42, Class AY, 5.000%, 5/25/2023(c)	10,899,050
5,711,486	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.911%, 8/25/2038(b)(c)	5,607,630
1,665,513	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 3.637%, 3/25/2039(b)(c)	1,585,064
365,873	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024	395,335
1,503,521	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 4.775%, 12/25/2039(b)	1,520,984
4,684,784	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 5.985%, 8/25/2042(b)(d)	908,800
2,009,483	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/01/2033(c)(d)	380,597
412,666	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/01/2033(c)(d)	108,253
2,241,174	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 8/01/2033(c)(d)	456,343
420,317	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 8/01/2033(c)(d)	81,128
4,817,710	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/01/2035(c)(d)	900,805
1,978,670	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/01/2035(c)(d)	391,642
1,444,040	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/01/2036(c)(d)	256,667
2,951,975	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/01/2036(c)(d)	527,623
1,190,871	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/01/2036(c)(d)	253,219
1,485,129	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/01/2036(c)(d)	315,194
1,714,451	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/01/2037(c)(d)	363,750
1,646,218	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(d)	314,948
767,628	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(c)(d)	149,107
1,288,996	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(d)	265,317
828,909	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(c)(d)	172,069
233,969	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/01/2038(c)(d)	40,376
5,657,535	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(c)(d)	1,050,154

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,904,842	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(d)	$374,110
1,642,685	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(c)(d)	306,735
1,714,251	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(c)(d)	267,981
1,113,029	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(d)	231,688
203,217	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(c)(d)	44,836
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 11.743%, 7/25/2043(b)	1,494,208
11,745,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(c)	12,578,061
9,616,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(c)	10,165,391
6,125,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023	6,057,925
16,860,000	FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2, 3.154%, 2/25/2018(c)	17,687,489
2,670,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018(c)	2,758,524
26,600,000	FHLMC Multifamily Structured Pass Through Certificates, Series KAIV, Class A2, 3.989%, 6/25/2021(c)	28,029,670
4,699,849	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.649%, 1/25/2023(b)(d)	427,837
21,067,241	Government National Mortgage Association, Series 2006-46, Class IO, 0.189%, 4/16/2046(b)(d)	420,418
17,785,324	Government National Mortgage Association, Series 2006-51, Class IO, 0.461%, 8/16/2046(b)(c)(d)	548,766
365,921	Government National Mortgage Association, Series 2007-75, Class C, 5.533%, 9/16/2038	369,963
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(c)	4,335,856
25,614,626	Government National Mortgage Association, Series 2009-114, Class IO, 0.860%, 10/16/2049(b)(d)	716,492
14,503,061	Government National Mortgage Association, Series 2010-49, Class IA, 1.097%, 10/16/2052(b)(d)	1,033,242
54,242,382	Government National Mortgage Association, Series 2010-83, Class IO, 0.520%, 7/16/2050(b)(c)(d)	1,803,397
972,035	Government National Mortgage Association, Series 2010-H20, Class AF, 0.499%, 10/20/2060(b)	960,456
67,777,904	Government National Mortgage Association, Series 2010-I24, Class X, 1.100%, 12/16/2052(b)(c)(d)	4,817,653
19,040,606	Government National Mortgage Association, Series 2011-119, Class IO, 1.193%, 8/16/2051(d)	1,114,199
37,658,998	Government National Mortgage Association, Series 2011-161, Class IO, 1.212%, 4/16/2045(d)	2,238,790
22,332,605	Government National Mortgage Association, Series 2011-38, Class IO, 0.884%, 4/16/2053(b)(c)(d)	1,051,933
9,979,077	Government National Mortgage Association, Series 2011-53, Class IO, 0.881%, 5/16/2051(b)(c)(d)	487,787
1,738,596	Government National Mortgage Association, Series 2011-H01, Class AF, 0.619%, 11/20/2060(b)	1,704,125
17,000,000	Government National Mortgage Association, Series 2012-100, Class IC, 1.557%, 9/16/2050(b)(d)	1,885,623

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$25,310,021	Government National Mortgage Association, Series 2012-100, Class IO, 0.891%, 8/16/2052(b)(d)	$1,656,313
12,925,139	Government National Mortgage Association, Series 2012-111, Class IC, 1.457%, 9/16/2050(b)(d)	1,363,408
34,061,990	Government National Mortgage Association, Series 2012-23, Class IO, 1.541%, 6/16/2053(b)(c)(d)	2,303,953
32,651,183	Government National Mortgage Association, Series 2012-53, Class IO, 1.021%, 3/16/2047(b)(c)(d)	2,250,450
38,902,825	Government National Mortgage Association, Series 2012-55, Class IO, 1.225%, 4/16/2052(b)(c)(d)	2,304,798
29,250,205	Government National Mortgage Association, Series 2012-58, Class IO, 1.029%, 2/16/2053(b)(c)(d)	2,373,449
29,263,036	Government National Mortgage Association, Series 2012-70, Class IO, 0.964%, 8/16/2052(b)(c)(d)	1,914,593
17,804,653	Government National Mortgage Association, Series 2012-78, Class IO, 1.059%, 6/16/2052(b)(d)	1,276,754
24,345,483	Government National Mortgage Association, Series 2012-79, Class IO, 1.050%, 3/16/2053(b)(d)	1,900,798
24,365,674	Government National Mortgage Association, Series 2012-95, Class IO, 1.040%, 2/16/2053(b)(d)	2,073,251
7,991,853	Government National Mortgage Association, Series 2013-175, Class IO, 0.996%, 5/16/2055(d)	514,300
409,688	Government National Mortgage Association, Series 2013-H22, Class FT, 0.760%, 4/20/2063(b)	410,320

		173,782,890

	Commercial Mortgage-Backed Securities – 30.9%
4,300,000	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	4,285,617
189,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.184%, 9/10/2047(b)	201,197
1,502,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	1,640,178
1,090,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,183,923
3,385,000	CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class A2, 1.267%, 5/15/2030, 144A(b)	3,387,116
4,170,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	4,566,600
4,562,369	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.484%, 4/15/2047	5,033,169
250,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.752%, 6/10/2046(b)	271,852
1,325,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	1,279,591
2,778,669	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 5.791%, 6/15/2038(b)	3,025,462
5,250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	5,775,021
5,705,687	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.683%, 6/15/2039(b)	6,262,362
5,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.760%, 9/15/2039(b)	5,486,520
11,163,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(c)	12,328,160

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – continued
$4,108,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.032%, 2/15/2041(b)	$4,639,592
3,400,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 5.053%, 12/05/2031, 144A(b)	3,412,107
13,700,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049(c)	15,299,653
8,745,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039(c)	9,605,893
96,848	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/2038	97,818
36,389	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.506%, 4/10/2038	36,383
12,500,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.804%, 8/10/2045(b)(c)	13,725,850
3,296,000	GS Mortgage Securities Corp. II, Series 2013-GC16, Class B, 5.161%, 11/10/2046	3,384,699
5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.435%, 12/10/2027, 144A(b)	5,081,326
10,115,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.018%, 11/08/2029, 144A(b)	10,058,012
7,520,461	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043	8,113,555
3,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,516,707
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,316,354
4,700,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	5,118,291
7,525,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	8,277,334
6,730,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	7,477,716
8,200	Morgan Stanley Capital I, Series 2006-T23, Class A2, 5.741%, 8/12/2041(b)	8,185
7,282,738	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.597%, 4/12/2049(b)	7,995,004
7,216,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	7,783,387
9,130,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(c)	10,111,320
7,381,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.910%, 6/11/2049(b)	8,234,052
14,000,000	Motel 6 Trust, Series 2012-MTL6, Class B, 2.743%, 10/05/2025, 144A(c)	13,885,648
3,475,000	RBS Commercial Funding Inc. Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(b)	3,186,304
1,585,000	SCG Trust, Series 2013-SRP1, Class A, 1.567%, 11/15/2026, 144A(b)	1,586,826
2,420,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	2,661,281

		209,340,065

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Hybrid ARMs – 4.5%
$2,426,670	FHLMC, 2.124%, 5/01/2037(b)(c)	$2,568,535
3,427,780	FHLMC, 2.345%, 6/01/2035(b)(c)	3,637,227
146,897	FHLMC, 2.366%, 1/01/2035(b)(c)	156,290
549,168	FHLMC, 2.375%, 11/01/2036(b)(c)	584,625
2,524,736	FHLMC, 2.386%, 11/01/2036(b)(c)	2,692,649
1,581,134	FHLMC, 2.410%, 4/01/2035(b)(c)	1,687,082
2,338,222	FHLMC, 3.065%, 2/01/2037(b)(c)	2,464,579
638,458	FHLMC, 4.428%, 1/01/2036(b)(c)	682,122
780,210	FNMA, 1.909%, 2/01/2037(b)(c)	829,712
1,631,392	FNMA, 2.296%, 9/01/2034(b)(c)	1,737,981
743,005	FNMA, 2.570%, 9/01/2036(b)(c)	790,832
3,025,684	FNMA, 3.974%, 8/01/2038(b)(c)	3,227,645
447,335	FNMA, 5.372%, 10/01/2035(b)(c)	482,123
8,401,023	FNMA, 5.722%, 9/01/2037(b)(c)	8,917,055

		30,458,457

	Mortgage Related – 36.4%
180,749	FHLMC, 5.000%, 9/01/2035(c)	195,205
20,000,000	FHLMC (TBA), 3.500%, 1/01/2044(e)	19,843,750
1,109,438	FNMA, 5.500%, 8/01/2034(c)	1,238,397
15,098	FNMA, 6.000%, 10/01/2034(c)	16,925
4,835	FNMA, 7.000%, 12/01/2037(c)	5,293
35,500,000	FNMA (TBA), 2.500%, 1/01/2029(e)	35,133,906
52,270,000	FNMA (TBA), 3.500%, 1/01/2044(e)	51,922,896
13,000,000	FNMA (TBA), 4.000%, 1/01/2044(e)	13,381,875
45,700,000	FNMA (TBA), 4.500%, 1/01/2044(e)	48,422,363
886,399	GNMA, 0.719%, 8/20/2063(b)	879,249
2,579,379	GNMA, 1.862%, 2/20/2061(b)	2,689,751
618,916	GNMA, 1.915%, 7/20/2060(b)	644,676
492,054	GNMA, 1.935%, 9/20/2060(b)	514,024

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$3,881,831	GNMA, 2.193%, 2/20/2063(b)	$4,109,838
1,957,305	GNMA, 4.479%, 2/20/2062	2,127,980
3,520,480	GNMA, 4.521%, 12/20/2061	3,829,142
1,010,540	GNMA, 4.524%, 7/20/2062	1,101,468
495,276	GNMA, 4.570%, 10/20/2061	539,470
4,654,808	GNMA, 4.577%, 6/20/2063	5,091,852
511,742	GNMA, 4.578%, 11/20/2061	557,569
1,036,873	GNMA, 4.600%, 10/20/2061	1,130,439
997,005	GNMA, 4.626%, 6/20/2062	1,090,145
11,557,024	GNMA, 4.659%, 2/20/2062(c)	12,632,463
12,949,607	GNMA, 4.670%, 12/20/2061(c)	14,167,802
712,147	GNMA, 4.684%, 1/20/2062	779,296
3,379,379	GNMA, 4.700%, with various maturities in 2061(f)	3,689,631
2,989,173	GNMA, 4.720%, 6/20/2061	3,259,706
4,153,867	GNMA, 4.767%, 7/20/2063	4,551,093
996,615	GNMA, 4.798%, 5/20/2061	1,089,104
1,487,048	GNMA, 4.808%, 8/20/2062	1,629,747
4,877,484	GNMA, 4.810%, 5/20/2061	5,327,198
1,018,530	GNMA, 4.951%, 1/20/2062	1,117,681
738,515	GNMA, 5.500%, with various maturities in 2059(f)	795,962
3,160,990	GNMA, 6.514%, 5/20/2061	3,429,001

		246,934,897

	Total Bonds and Notes (Identified Cost $818,691,376)	834,779,785

Short-Term Investments – 1.6%
9,952,148	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $9,952,148 on 1/02/2014 collateralized by $10,105,000 Federal National Mortgage Association, 1.125% due 4/27/2017 valued at $10,155,525 including accrued interest(g)	9,952,148
850,000	U.S. Treasury Bills, 0.033%-0.037%, 2/27/2014(h)(i)(j)	849,967

	Total Short-Term Investments (Identified Cost $10,802,101)	10,802,115

	Total Investments – 124.7% (Identified Cost $829,493,477)(a)	845,581,900
	Other assets less liabilities – (24.7)%	(167,423,542)

	Net Assets – 100.0%	$678,158,358

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believe that, over time, they are traded most extensively.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2013, the net unrealized appreciation on investments based on a cost of $829,493,477 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$28,364,276
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,275,853)

Net unrealized appreciation	$16,088,423

At September 30, 2013, post-October capital loss deferrals were $9,896,941. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2013 is disclosed.
(c)	All or a portion of this security has been designated to cover the Fund’s obligations under open futures contracts or TBA transactions.
(d)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Funds’ commitment. No interest accrues to the Funds until the transaction settles.
(f)	The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(h)	A portion of this security has been pledged as initial margin for open futures contracts.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(j)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of Rule 144A holdings amounted to $146,276,900 or 21.6% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	3/20/2014	305	$39,135,313	$(447,196)

At December 31, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	3/31/2014	359	$42,833,188	$560,281

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$59,488,019	$3,951,217	(a)	$63,439,236
ABS Other	—	34,352,174	9,658,451	(a)	44,010,625
All Other Bonds and Notes*	—	727,329,924	—		727,329,924

Total Bonds and Notes	—	821,170,117	13,609,668		834,779,785

Short-Term Investments	—	10,802,115	—		10,802,115

Total Investments	—	831,972,232	13,609,668		845,581,900

Futures Contracts (unrealized appreciation)	560,281	—	—		560,281

Total	$560,281	$831,972,232	$13,609,668		$846,142,181

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(447,196)	$—	$—	$(447,196)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or December 31, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2013
Bonds and Notes
ABS Car Loan	$4,488,465	$—	$5,610	$(548)	$—	$(542,310)	$—	$—	$3,951,217	$4,806
ABS Other	9,692,953	—	1,766	219,387	—	(255,655)	—	—	9,658,451	226,268
Collateralized Mortgage Obligations	105,086	—	—	—	—	—	—	(105,086)	—	—

Total	$14,286,504	$—	$7,376	$218,839	$—	$(797,965)	$—	$(105,086)	$13,609,668	$231,074

A debt security valued at $105,086 was transferred from Level 3 to Level 2 during the period ended December 31, 2013. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended December 31, 2013, the Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2013:

Assets	Unrealized appreciation on futures contracts[1]
Exchange traded/cleared asset derivatives
Interest rate contracts	$560,281

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange traded/cleared asset derivatives
Interest rate contracts	$(447,196)

[1]	Represents cumulative unrealized appreciation (depreciation) on futures contracts.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Cash or securities held at or pledged to counterparties for initial/variation margin for futures contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. As of December 31, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties for initial/variation margin that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $799,969.

Industry Summary at December 31, 2013 (Unaudited)

Mortgage Related	36.4%
Commercial Mortgage-Backed Securities	30.9
Collateralized Mortgage Obligations	25.6
ABS Car Loan	9.3
ABS Other	6.5
Hybrid ARMs	4.5
ABS Home Equity	3.5
ABS Credit Card	3.3
ABS Student Loan	3.1
Short-Term Investments	1.6

Total Investments	124.7
Other assets less liabilities (including open futures contracts)	(24.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2013 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 99.0% of Net Assets

	Auto Components – 1.5%
386,750	Dana Holding Corp.	$7,588,035
204,378	Remy International, Inc.	4,766,095
123,821	Tenneco, Inc.(b)	7,004,554

		19,358,684

	Building Products – 1.2%
146,078	Armstrong World Industries, Inc.(b)	8,415,554
115,068	Masonite International Corp.	6,904,080

		15,319,634

	Capital Markets – 1.4%
313,442	Safeguard Scientifics, Inc.(b)	6,297,050
238,176	Stifel Financial Corp.(b)	11,413,394

		17,710,444

	Chemicals – 2.7%
235,502	Cabot Corp.	12,104,803
67,602	Minerals Technologies, Inc.	4,060,852
114,497	Olin Corp.	3,303,238
331,159	Tronox Ltd., Class A	7,639,838
56,578	WR Grace & Co.(b)	5,593,867
130,830	Zep, Inc.	2,375,873

		35,078,471

	Commercial Banks – 12.3%
525,299	BancorpSouth, Inc.	13,353,100
618,248	Cathay General Bancorp	16,525,769
159,134	City National Corp.	12,606,595
495,700	CVB Financial Corp.	8,461,599
482,130	First Financial Bancorp	8,403,526
114,187	First Financial Bankshares, Inc.	7,572,882
160,056	IBERIABANK Corp.	10,059,520
302,929	PacWest Bancorp	12,789,662
249,560	Pinnacle Financial Partners, Inc.	8,118,187
226,020	Popular, Inc.(b)	6,493,555
183,036	Prosperity Bancshares, Inc.	11,602,652
133,352	Signature Bank(b)	14,324,672
163,937	Texas Capital Bancshares, Inc.(b)	10,196,881
426,402	Tristate Capital Holdings, Inc.(b)	5,057,128
264,608	Wintrust Financial Corp.	12,203,721

		157,769,449

	Commercial Services & Supplies – 5.0%
683,448	ACCO Brands Corp.(b)	4,592,771
452,349	KAR Auction Services, Inc.	13,366,913
423,274	Knoll, Inc.	7,750,147
144,766	McGrath Rentcorp	5,761,687
241,139	Performant Financial Corp.(b)	2,483,732
292,380	Rollins, Inc.	8,856,190
218,610	Viad Corp.	6,072,986

Shares	Description	Value (†)

Common Stocks – continued

	Commercial Services & Supplies – continued
182,077	Waste Connections, Inc.	$7,944,019
282,006	West Corp.	7,250,374

		64,078,819

	Communications Equipment – 0.4%
328,835	Harmonic, Inc.(b)	2,426,802
99,537	NETGEAR, Inc.(b)	3,278,749

		5,705,551

	Computers & Peripherals – 0.5%
526,686	QLogic Corp.(b)	6,230,695

	Construction & Engineering – 1.3%
258,200	MYR Group, Inc.(b)	6,475,656
327,074	Primoris Services Corp.	10,181,814

		16,657,470

	Consumer Finance – 0.7%
45,299	Credit Acceptance Corp.(b)	5,888,417
295,124	DFC Global Corp.(b)	3,379,170

		9,267,587

	Distributors – 0.5%
89,097	Core-Mark Holding Co., Inc.	6,765,135

	Diversified Financial Services – 0.8%
154,739	MarketAxess Holdings, Inc.	10,347,397

	Electric Utilities – 2.5%
273,388	ALLETE, Inc.	13,636,593
60,113	ITC Holdings Corp.	5,760,028
316,693	UIL Holdings Corp.	12,271,854

		31,668,475

	Electrical Equipment – 2.4%
250,413	AZZ, Inc.	12,235,179
146,460	EnerSys	10,265,382
165,240	General Cable Corp.	4,859,708
148,139	Global Power Equipment Group, Inc.	2,899,080

		30,259,349

	Electronic Equipment, Instruments & Components – 4.8%
155,737	Belden, Inc.	10,971,672
338,515	Checkpoint Systems, Inc.	5,338,382
105,162	Cognex Corp.	4,015,085
153,412	Littelfuse, Inc.	14,256,577
234,217	Methode Electronics, Inc.	8,007,879
166,474	Rogers Corp.(b)	10,238,151
696,707	Vishay Intertechnology, Inc.(b)	9,238,335

		62,066,081

	Energy Equipment & Services – 2.7%
147,478	Bristow Group, Inc.	11,069,699
529,929	Helix Energy Solutions Group, Inc.(b)	12,283,754

Shares	Description	Value (†)

Common Stocks – continued

	Energy Equipment & Services – continued
1,447,550	Parker Drilling Co.(b)	$11,768,581

		35,122,034

	Food & Staples Retailing – 1.1%
93,950	Casey’s General Stores, Inc.	6,599,987
312,584	Spartan Stores, Inc.	7,589,540

		14,189,527

	Food Products – 1.3%
320,320	Darling International, Inc.(b)	6,688,282
75,683	Ingredion, Inc.	5,181,258
52,080	J & J Snack Foods Corp.	4,613,767

		16,483,307

	Health Care Equipment & Supplies – 1.1%
139,809	SurModics, Inc.(b)	3,409,942
112,062	Teleflex, Inc.	10,518,139

		13,928,081

	Health Care Providers & Services – 2.2%
234,354	Bio-Reference Labs, Inc.(b)	5,985,401
193,013	Hanger Orthopedic Group, Inc.(b)	7,593,131
118,084	MEDNAX, Inc.(b)	6,303,324
120,925	WellCare Health Plans, Inc.(b)	8,515,539

		28,397,395

	Health Care Technology – 0.6%
372,581	MedAssets, Inc.(b)	7,388,281

	Hotels, Restaurants & Leisure – 3.9%
139,446	Churchill Downs, Inc.	12,501,334
58,331	Cracker Barrel Old Country Store, Inc.	6,420,493
482,098	Diamond Resorts International, Inc.(b)	8,899,529
233,793	Marriott Vacations Worldwide Corp.(b)	12,334,919
269,261	Six Flags Entertainment Corp.	9,914,190

		50,070,465

	Household Durables – 1.6%
249,633	Jarden Corp.(b)	15,314,985
160,487	La-Z-Boy, Inc.	4,975,097

		20,290,082

	Industrial Conglomerates – 1.0%
314,611	Raven Industries, Inc.	12,943,097

	Insurance – 3.9%
446,540	Employers Holdings, Inc.	14,132,991
326,467	HCC Insurance Holdings, Inc.	15,063,187
216,618	ProAssurance Corp.	10,501,641
133,959	Reinsurance Group of America, Inc., Class A	10,369,766

		50,067,585

	Internet & Catalog Retail – 1.6%
153,101	HSN, Inc.	9,538,192

Shares	Description	Value (†)

Common Stocks – continued

	Internet & Catalog Retail – continued
87,030	Liberty Ventures, Series A(b)	$10,669,008

		20,207,200

	Internet Software & Services – 0.6%
341,227	Perficient, Inc.(b)	7,991,536

	IT Services – 3.0%
459,809	Convergys Corp.	9,678,979
317,545	Euronet Worldwide, Inc.(b)	15,194,528
142,959	WEX, Inc.(b)	14,157,230

		39,030,737

	Machinery – 6.2%
156,182	Actuant Corp., Class A	5,722,509
79,516	Alamo Group, Inc.	4,825,826
225,097	Albany International Corp., Class A	8,087,735
369,810	Altra Industrial Motion Corp.	12,654,898
384,683	John Bean Technologies Corp.	11,282,753
179,900	RBC Bearings, Inc.(b)	12,727,925
280,407	TriMas Corp.(b)	11,185,435
173,008	Wabtec Corp.	12,849,304

		79,336,385

	Marine – 0.9%
121,016	Kirby Corp.(b)	12,010,838

	Media – 3.1%
345,302	Carmike Cinemas, Inc.(b)	9,613,208
303,683	E.W. Scripps Co. (The), Class A(b)	6,595,995
186,322	John Wiley & Sons, Inc., Class A	10,284,974
283,832	Live Nation Entertainment, Inc.(b)	5,608,520
383,413	National CineMedia, Inc.	7,652,924

		39,755,621

	Metals & Mining – 2.9%
266,475	Globe Specialty Metals, Inc.	4,799,215
179,793	Haynes International, Inc.	9,931,765
495,942	Horsehead Holding Corp.(b)	8,039,220
40,984	Reliance Steel & Aluminum Co.	3,108,227
497,029	SunCoke Energy, Inc.(b)	11,337,231

		37,215,658

	Multi Utilities – 0.8%
233,898	NorthWestern Corp.	10,132,461

	Multiline Retail – 0.4%
293,168	Fred’s, Inc. Class A	5,429,471

	Oil, Gas & Consumable Fuels – 1.0%
440,037	EPL Oil & Gas, Inc.(b)	12,541,054

	Pharmaceuticals – 0.5%
122,062	Mallinckrodt PLC(b)	6,378,960

Shares	Description	Value (†)

Common Stocks – continued

	Professional Services – 0.1%
50,260	Insperity, Inc.	$1,815,894

	REITs - Apartments – 1.7%
157,654	American Campus Communities, Inc.	5,078,035
124,279	Home Properties, Inc.	6,663,840
159,735	Mid-America Apartment Communities, Inc.	9,702,304

		21,444,179

	REITs - Diversified – 1.0%
136,113	DuPont Fabros Technology, Inc.	3,363,352
227,288	Potlatch Corp.	9,487,001

		12,850,353

	REITs - Healthcare – 0.8%
324,457	Omega Healthcare Investors, Inc.	9,668,819

	REITs - Hotels – 0.7%
1,629,443	Hersha Hospitality Trust	9,075,998

	REITs - Office Property – 0.8%
532,268	BioMed Realty Trust, Inc.	9,644,696

	REITs - Shopping Centers – 0.7%
613,792	Retail Opportunity Investments Corp.	9,035,018

	REITs - Single Tenant – 0.5%
195,910	National Retail Properties, Inc.	5,941,950

	REITs - Storage – 1.8%
701,228	CubeSmart	11,177,575
180,366	Sovran Self Storage, Inc.	11,754,452

		22,932,027

	Road & Rail – 2.4%
228,320	Avis Budget Group, Inc.(b)	9,228,694
62,675	Genesee & Wyoming, Inc., Class A(b)	6,019,934
293,871	Old Dominion Freight Line, Inc.(b)	15,581,041

		30,829,669

	Semiconductors & Semiconductor Equipment – 2.0%
352,473	Magnachip Semiconductor Corp.(b)	6,873,224
315,850	Semtech Corp.(b)	7,984,688
637,778	Teradyne, Inc.(b)	11,237,648

		26,095,560

	Software – 2.4%
152,828	Monotype Imaging Holdings, Inc.	4,869,100
234,725	SS&C Technologies Holdings, Inc.(b)	10,388,928
294,282	Synchronoss Technologies, Inc.(b)	9,143,342
139,350	Verint Systems, Inc.(b)	5,983,689

		30,385,059

	Specialty Retail – 2.4%
282,867	Barnes & Noble, Inc.(b)	4,228,862
170,258	Genesco, Inc.(b)	12,439,049

Shares	Description	Value (†)

Common Stocks – continued

	Specialty Retail – continued
141,156	Rent-A-Center, Inc.	$4,706,141
298,836	Sally Beauty Holdings, Inc.(b)	9,033,812

		30,407,864

	Thrifts & Mortgage Finance – 0.7%
485,003	Capitol Federal Financial, Inc.	5,873,386
92,992	Federal Agricultural Mortgage Corp., Class C	3,184,976

		9,058,362

	Trading Companies & Distributors – 1.8%
96,969	DXP Enterprises, Inc.(b)	11,170,829
156,263	H&E Equipment Services, Inc.	4,630,072
267,058	Rush Enterprises, Inc., Class A(b)	7,918,270

		23,719,171

	Transportation Infrastructure – 0.6%
147,211	Macquarie Infrastructure Co. LLC	8,012,695

	Water Utilities – 0.2%
112,681	Middlesex Water Co.	2,359,540

	Total Common Stocks (Identified Cost $781,440,549)	1,270,469,870

Closed-End Investment Companies – 1.6%
468,764	Ares Capital Corp.	8,329,936
663,018	Fifth Street Finance Corp.	6,132,917
367,336	Hercules Technology Growth Capital, Inc.	6,024,310

	Total Closed End Investment Companies (Identified Cost $18,224,072)	20,487,163

Principal Amount

Short-Term Investments – 1.1%
$14,937,987	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.000% to be repurchased at $14,937,987 on 1/02/2014 collateralized by $13,360,000 Federal Farm Credit Bank, 4.875% due 1/17/2017 valued at $15,237,654 including accrued interest(c) (Identified Cost $14,937,987)	14,937,987

	Total Investments – 101.7% (Identified Cost $814,602,608)(a)	1,305,895,020
	Other assets less liabilities – (1.7)%	(22,294,695)

	Net Assets – 100.0%	$1,283,600,325

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2013, the net unrealized appreciation on investments based on a cost of $814,604,980 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$501,527,638
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,237,598)

Net unrealized appreciation	$491,290,040

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2013, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,270,469,870	$—	$—	$1,270,469,870
Closed End Investment Companies	20,487,163	—	—	20,487,163
Short-Term Investments	—	14,937,987	—	14,937,987

Total	$1,290,957,033	$14,937,987	$—	$1,305,895,020

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2013, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2013 (Unaudited)

Commercial Banks	12.3%
Machinery	6.2
Commercial Services & Supplies	5.0
Electronic Equipment, Instruments & Components	4.8
Hotels, Restaurants & Leisure	3.9
Insurance	3.9
Media	3.1
IT Services	3.0
Metals & Mining	2.9
Energy Equipment & Services	2.7
Chemicals	2.7
Electric Utilities	2.5
Road & Rail	2.4
Specialty Retail	2.4
Software	2.4
Electrical Equipment	2.4
Health Care Providers & Services	2.2
Semiconductors & Semiconductor Equipment	2.0
Capital Markets	2.0
Other Investments, less than 2% each	31.8
Short-Term Investments	1.1

Total Investments	101.7
Other assets less liabilities	(1.7)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Robert J. Blanding

Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding

Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	February 24, 2014

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 24, 2014